As filed with the Securities and Exchange Commission on September 29, 2006


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-03802

                         NEUBERGER BERMAN INCOME FUNDS
                         -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
                         Neuberger Berman Income Funds
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                  Kirkpatrick & Lockhart Nicholson Graham LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Cash Reserves
-------------------------------------

PRINCIPAL AMOUNT                                                                          RATING                       VALUE(tt)
($000's omitted)                                                                    Moody's    S & P            ($000's omitted)

U.S. GOVERNMENT AGENCY SECURITIES (0.9%)
     5,000   Freddie Mac, 5.50%, due 7/9/07                                         AGY        AGY                         5,000
                                                                                                                     -----------
CERTIFICATES OF DEPOSIT (3.4%)
     3,000   Calyon NY, Yankee CD, 5.03%, due 12/6/06                               P-1        A-1+                        3,000
     4,000   HBOS Treasury Services, Yankee CD, 4.71%, due 10/12/06                 P-1        A-1+                        4,000
       500   Natexis Banque Populair, Yankee CD, 5.08%, due 12/27/06                P-1        A-1+                          500
    12,000   Toronto Dominion Bank, Yankee CD, 5.08% & 5.17%, due
             10/18/06 & 3/23/07                                                     P-1        A-1                        11,996
                                                                                                                     -----------
             TOTAL CERTIFICATES OF DEPOSIT                                                                                19,496
                                                                                                                     -----------
FLOATING RATE CERTIFICATES OF DEPOSIT(u) (4.6%)
    10,000   BNP Paribas NY, Floating Rate Domestic CD, 5.27%,
             due 8/4/06                                                             P-1        A-1+                       10,000
     5,000   Credit Suisse First Boston NY, Floating Rate Yankee CD,
             5.51%, due 10/24/06                                                    P-1        A-1                         5,000
     5,000   Dexia Credit Local, Floating Rate Euro CD, 5.27%, due 8/7/06           P-1        A-1+                        5,000
     6,000   Unicredito Italiano NY, Floating Rate Yankee CD, 5.43%, due
             10/4/06                                                                P-1        A-1                         5,999
                                                                                                                     -----------
             TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT                                                                  25,999
                                                                                                                     -----------
COMMERCIAL PAPER (50.6%)
     5,000   Ajax Bambino Funding, Inc., 5.14%, due 8/4/06                          P-1        A-1+                        4,998
    11,327   Amstel Funding Corp., 5.02% - 5.40%, due 9/27/06 - 10/20/06            P-1        A-1+                       11,201
    14,481   Atlantic Asset Securitization Corp., 5.34%, due 9/5/06 & 9/7/06        P-1        A-1                        14,405
     6,250   Bank of Ireland, 5.11% & 5.19%, due 11/22/06 & 4/10/07                 P-1        A-1                         6,119
    15,000   Barton Capital LLC, 5.29%, due 8/15/06                                 P-1        A-1+                       14,969
    16,371   Cancara Asset Securitization Ltd., 5.29% & 5.40%, due 8/11/06 &
             11/17/06                                                               P-1        A-1                        16,273
    16,000   Chariot Funding LLC, 5.32%, due 8/18/06                                P-1        A-1                        15,960
    13,500   Danske Corp., 5.03% & 5.06%, due 8/8/06 & 10/23/06                     P-1        A-1+                       13,407
    11,000   Depfa Bank PLC, 5.21% & 5.28%, due 12/5/06                             P-1        A-1+                       10,798
    10,000   DNB Norway Bank, 5.03%, due 10/19/06                                   P-1        A-1                         9,890
     3,100   Edison Asset Securitization LLC, 5.05%, due 8/8/06                     P-1        A-1+                        3,097
     1,093   Fairway Finance Corp., 5.38%, due 8/21/06                              P-1        A-1                         1,090(n)
    15,000   Fortis Banque Luxembourg, 5.28%, due 8/11/06                           P-1        A-1+                       14,978
    13,000   Galleon Capital LLC, 5.31%, due 8/1/06                                 P-1        A-1                        13,000(n)
    13,650   Grampian Funding LLC, 5.05% & 5.09%, due 8/3/06 & 11/3/06              P-1        A-1+                       13,516
    11,835   HBOS Treasury Services PLC, 5.12% & 5.15%, due 8/24/06 & 8/25/06       P-1        A-1+                       11,795
    14,000   Ivory Funding Corp., 5.05% & 5.37%, due 8/1/06 & 8/25/06               P-1        A-1                        13,964
    10,000   K2 (USA) LLC, 4.86%, due 8/31/06                                       P-1        A-1+                        9,959
    15,000   Mont Blanc Capital Corp., 5.31%, due 9/15/06                           P-1        A-1+                       14,900
    10,000   Park Granada LLC, 5.07%, due 8/7/06                                    P-1        A-1+                        9,991
     6,250   Picaros Funding LLC, 4.58% & 5.39%, due 9/8/06                         P-1        A-1                         6,219
     3,031   Preferred Receivables Funding, 5.38%, due 8/29/06                      P-1        A-1                         3,018
    11,309   Regency Markets, 5.12% & 5.32%, due 8/15/06 & 8/16/06                  P-1        A-1                        11,285(n)
     2,881   Regency Markets1, 5.38%, due 8/30/06                                   P-1        A-1                         2,868
     5,000   Scaldis Capital LLC, 4.90%, due 9/12/06                                P-1        A-1+                        4,971
     1,000   Sigma Finance, Inc., 4.86%, due 8/9/06                                 P-1        A-1+                          999
     6,550   Societe Generale NA, Inc., 5.03% & 5.08%, due 10/6/06                  P-1        A-1+                        6,490
    10,000   Solitaire Funding LLC, 5.13%, due 11/21/06                             P-1        A-1+                        9,840
     4,000   Tango Finance Corp., 5.12%, due 8/24/06                                P-1        A-1+                        3,987
     1,200   UBS Finance (Delaware), Inc., 5.11%, due 10/30/06                      P-1        A-1+                        1,185
     6,254   Whistlejacket Capital Ltd., 5.09%, due 8/18/06                         P-1        A-1+                        6,239
     8,000   Yorktown Capital LLC, 5.32%, due 8/17/06                               P-1        A-1+                        7,981
                                                                                                                     -----------
             TOTAL COMMERCIAL PAPER                                                                                      289,392
                                                                                                                     -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Cash Reserves cont'd
--------------------------------------------

PRINCIPAL AMOUNT                                                                          RATING                       VALUE(tt)
($000's omitted)                                                                    Moody's    S & P            ($000's omitted)

FLOATING RATE COMMERCIAL PAPER(u) (1.7%)
    10,000   Bear Stearns Co., Inc., 5.37%, due 10/3/06                             P-1        A-1                        10,000
                                                                                                                     -----------
CORPORATE DEBT SECURITIES (5.2%)
     1,000   CIT Group, Inc., Senior Notes, 7.38%, due 4/2/07                       P-1        A-1                         1,013
    11,542   Citigroup, Inc., Senior Notes, 5.50%, due 8/9/06                       P-1        A-1+                       11,544
    10,000   Credit Suisse First Boston USA, Inc., Notes, 5.88%, due 8/1/06         P-1        A-1                        10,000
     7,000   Sigma Finance, Inc., Medium-Term Notes, 4.83%, due 1/30/07             P-1        A-1+                        7,000(n)
                                                                                                                     -----------
             TOTAL CORPORATE DEBT SECURITIES                                                                              29,557
                                                                                                                     -----------
FLOATING RATE CORPORATE DEBT SECURITIES(u)
(31.1%)
    14,500   American Honda Finance, Floating Rate Medium-Term Notes, 5.26% -
             5.66%, due 9/12/06 - 10/12/06                                          P-1        A-1                        14,503(n)
     5,000   Bank of Ireland, Floating Rate Medium-Term Notes, 5.35%, due 8/21/06   Aa3        A+                          5,000(n)
     5,000   Bear Stearns Co., Inc., Floating Rate Medium-Term Notes,
             Ser. B, 5.67%, due 10/16/06                                            P-1        A-1                         5,004
    10,000   Beta Finance, Inc., Floating Rate Medium-Term Notes,
             5.36%, due 8/25/06                                                     P-1        A-1+                       10,000(n)
     1,000   BMW US Capital LLC, 5.37%, due 8/18/06                                 P-1        A-1                         1,000(n)
    14,025   CIT Group, Inc., Senior Floating Rate Medium-Term Notes,
             5.20% - 5.84%, due 8/15/06 - 9/22/06                                   P-1        A-1                        14,027
    10,000   Dorada Finance, Inc., Floating Rate Medium-Term Notes,
             5.38%, due 8/22/06                                                     P-1        A-1+                       10,002(n)
     2,500   First Tennessee Bank, Floating Rate Notes, 5.21%, due 8/25/06          P-1        A-1                         2,500
     5,000   General Electric Capital Corp., Floating Rate Medium-Term
             Notes, Ser. A, 5.53%, due 9/18/06                                      P-1        A-1+                        5,001
     6,955   Goldman Sachs Group, Inc., Floating Rate Medium-Term
             Notes, Ser. B, 5.66%, due 10/27/06                                     P-1        A-1                         6,958
    14,000   HSBC Finance Corp., Floating Rate Medium-Term Notes,
             5.49% & 6.26%, due 8/1/06 & 10/23/06                                   P-1        A-1+                       14,005
     1,000   JP Morgan Chase & Co., Floating Rate Medium-Term Notes,
             Ser. C, 5.43%, due 9/12/06                                             P-1        A-1                         1,001
     2,000   Links Finance LLC, Floating Rate Medium-Term Notes, 5.48%,
             due 10/16/06                                                           P-1        A-1+                        2,000(n)
    14,900   LP Pinewood SPV, Floating Rate Notes, 5.35%, due 8/3/06                P-1        AA2                        14,900
     4,500   Merrill Lynch & Co., Inc., Floating Rate Medium-Term
             Notes, Ser. C, 5.55% & 5.62%, due 10/19/06 & 10/26/06                  P-1        A-1                         4,501
    13,825   Morgan Stanley, Floating Rate Notes, 5.23% & 5.36%,
             due 8/9/06 & 8/24/06                                                   P-1        A-1                        13,828
     5,000   National City Bank of Indiana, Floating Rate Notes,
             5.37%, due 8/1/06                                                      P-1        A-1                         5,000
    10,000   Nationwide Building, Floating Rate Notes, 5.37%, due 8/7/06            P-1        A-1                        10,001(n)
    10,000   Royal Bank of Canada, Floating Rate Medium-Term Notes,
             5.32%, due 8/1/06                                                      P-1        A-1+                       10,000(n)
     3,000   Schreiber Capital Co., Floating Rate Notes, 5.35%, due 8/3/06          P-1        AA2                         3,000
     5,000   Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term
             Notes, 5.36%, due 9/19/06                                              P-1        A-1+                        5,000(n)
    12,500   Tango Finance Corp., Floating Rate Medium-Term Notes,
             5.32%, due 10/25/06                                                    P-1        A-1+                       12,500(n)
     8,000   Unicredito Italiano PLC, Floating Rate Notes, 5.36%, due
             8/9/06                                                                 P-1        A-1                         8,000(n)
                                                                                                                     -----------
             TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                                                               177,731
                                                                                                                     -----------
ASSET-BACKED SECURITIES (2.3%)
    12,900   Wachovia Auto Owner Trust, Ser. 2006-A, Class A1,
             5.31%, due 6/20/07                                                                AAA                        12,900
                                                                                                                     -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Cash Reserves cont'd
--------------------------------------------

PRINCIPAL AMOUNT                                                                          RATING                       VALUE(tt)
($000's omitted)                                                                    Moody's    S & P            ($000's omitted)

             TOTAL INVESTMENTS (99.8%)                                                                                   570,075

             Cash, receivables and other assets, less liabilities (0.2%)                                                   1,304
                                                                                                                     -----------
             TOTAL NET ASSETS (100.0%)                                                                                  $571,379
                                                                                                                     -----------








SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                         NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Government Money Fund
---------------------------------------------

PRINCIPAL AMOUNT                                                                                         VALUE(tt)
($000's omitted)                                                                                  ($000's omitted)

U.S. GOVERNMENT AGENCY SECURITIES (59.4%)
      1,759      Fannie Mae, Disc. Notes, 5.16%, due 8/7/06                                                  1,758
        500      Fannie Mae, Disc. Notes, 5.18%, due 8/9/06                                                    499
        375      Fannie Mae, Disc. Notes, 5.21%, due 8/21/06                                                   374
     15,502      Fannie Mae, Disc. Notes, 5.20%, due 9/13/06                                                15,406
      9,994      Fannie Mae, Disc. Notes, 4.88% & 5.25%, due 9/20/06                                         9,926
     10,144      Fannie Mae, Disc. Notes, 5.00% & 5.01%, due 10/4/06                                        10,054
        760      Fannie Mae, Disc. Notes, 5.24%, due 10/11/06                                                  752
      7,500      Fannie Mae, Disc. Notes, 5.14%, due 10/18/06                                                7,416
        650      Fannie Mae, Disc. Notes, 5.28%, due 12/1/06                                                   638
      5,886      Fannie Mae, Disc. Notes, 5.20% & 5.28%, due 12/13/06                                        5,772
        427      Fannie Mae, Disc. Notes, 5.00%, due 2/16/07                                                   415
      3,000      Fannie Mae, Notes, 2.75%, due 8/11/06                                                       2,998
      3,000      Federal Home Loan Bank, Bonds, 3.50%, due 8/15/06                                           2,998
      2,000      Federal Home Loan Bank, Bonds, 3.50%, due 1/18/07                                           1,989
      7,700      Federal Home Loan Bank, Disc. Notes, 5.15% & 5.18%, due 8/2/06                              7,699
     10,885      Federal Home Loan Bank, Disc. Notes, 5.16% & 5.17%, due 8/4/06                             10,880
      3,600      Federal Home Loan Bank, Disc. Notes, 5.16%, due 8/7/06                                      3,597
     18,000      Federal Home Loan Bank, Disc. Notes, 5.21%, due 8/23/06                                    17,943
      2,500      Federal Home Loan Bank, Disc. Notes, 5.21%, due 8/30/06                                     2,490
     10,000      Federal Home Loan Bank, Disc. Notes, 5.25%, due 10/27/06                                    9,873
        833      Freddie Mac, Disc. Notes, 5.16%, due 8/1/06                                                   833
      3,821      Freddie Mac, Disc. Notes, 5.16% - 5.18%, due 8/4/06                                         3,819
     11,020      Freddie Mac, Disc. Notes, 4.68% & 4.96%, due 8/8/06                                        11,009
      5,000      Freddie Mac, Disc. Notes, 4.72%, due 8/29/06                                                4,982
        500      Freddie Mac, Disc. Notes, 5.22%, due 9/1/06                                                   498
        300      Freddie Mac, Disc. Notes, 5.21%, due 9/12/06                                                  298
      1,700      Freddie Mac, Disc. Notes, 5.24%, due 9/19/06                                                1,688
     10,398      Freddie Mac, Disc. Notes, 4.88%, due 9/26/06                                               10,319
      1,740      Freddie Mac, Disc. Notes, 5.05%, due 1/9/07                                                 1,701
      5,000      Freddie Mac, Disc. Notes, 4.95%, due 2/16/07                                                4,863
      8,000      Freddie Mac, Disc. Notes, 4.77%, due 10/23/06                                               7,912
     10,000      Freddie Mac, Notes, 2.75%, due 8/15/06                                                      9,993
      3,015      Freddie Mac, Notes, 3.63%, due 9/15/06                                                      3,011
      5,000      Freddie Mac, Notes, 4.70%, due 1/12/07                                                      4,999
     10,000      Freddie Mac, Notes, 4.85%, due 2/27/07                                                      9,997
      5,000      Freddie Mac, Notes, 5.25%, due 4/27/07                                                      5,000
      5,000      Freddie Mac, Notes, 5.50%, due 7/9/07                                                       5,000
                                                                                                       -----------
                 TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                   199,399
                                                                                                       -----------
FLOATING RATE U.S. GOVERNMENT AGENCY SECURITIES(u) (40.7%)
     15,000      Fannie Mae, Floating Rate Notes, 5.22%, due 8/7/06                                         15,000
     12,500      Fannie Mae, Floating Rate Notes, 5.11%, due 9/7/06                                         12,500
      4,000      Fannie Mae, Floating Rate Notes, 5.30%, due 9/21/06                                         4,000
     10,100      Fannie Mae, Floating Rate Notes, 5.31%, due 9/22/06                                        10,099
      1,000      Federal Farm Credit Bank, Floating Rate Notes, 5.24%, due 8/1/06                            1,000
      2,750      Federal Farm Credit Bank, Floating Rate Notes, 5.27%, due 8/3/06                            2,750
     25,000      Federal Farm Credit Bank, Floating Rate Notes, 5.26%, due 8/16/06                          25,001
     20,000      Federal Farm Credit Bank, Floating Rate Notes, 5.30%, due 8/24/06                          20,001
     22,000      Federal Farm Credit Bank, Floating Rate Notes, 5.25%, due 8/27/06                          21,994
     17,090      Federal Home Loan Bank, Floating Rate Notes, 5.28%, due 8/21/06                            17,090
      7,000      Federal Home Loan Bank, Floating Rate Notes, 5.21%, due 9/15/06                             6,998
                                                                                                       -----------
                 TOTAL FLOATING RATE U.S. GOVERNMENT AGENCY SECURITIES                                     136,433
                                                                                                       -----------
                 TOTAL INVESTMENTS (100.1%)                                                                335,832

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                         NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Government Money Fund cont'd
----------------------------------------------------

                                                                                                         VALUE(tt)
                                                                                                  ($000's omitted)

                 Liabilities, less cash, receivables and other assets [(0.1%)]                                (448)
                                                                                                       -----------
                 TOTAL NET ASSETS (100.0%)                                                                $335,384
                                                                                                       -----------













SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS High Income Bond Fund
---------------------------------------------
PRINCIPAL AMOUNT                                                                         RATING                     VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
CORPORATE DEBT SECURITIES (94.9%)
     2,000      AES Corp., Senior Secured Notes, 8.75%, due 5/15/13                    Ba3         BB-            2,140       (n)
     3,125      Allied Waste North America, Inc., Guaranteed Senior Secured
                Notes, Ser. B, 9.25%, due 9/1/12                                       B2          BB-            3,320
     3,375      AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%,
                due 8/15/12                                                            B2          B-             3,447       (E)
     1,360      AMC Entertainment, Inc., Guaranteed Notes, 11.00%, due
                2/1/16                                                                 B3          CCC+           1,475
     6,750      American Real Estate Partners, L.P., Senior Notes, 8.13%,
                due 6/1/12                                                             Ba2         BB             6,851       (E)
     5,325      AmeriGas Partners, L.P., Senior Unsecured Notes, 7.25%, due
                5/20/15                                                                B1                         5,165
     1,800      AmeriGas Partners, L.P., Senior Notes, 7.13%, due 5/20/16              B1                         1,737
     1,970      AMF Bowling Worldwide, Inc., Senior Subordinated Notes,
                10.00%, due 3/1/10                                                     Caa1        CCC+           2,024
     1,660      Amscan Holdings, Inc., Senior Subordinated Notes, 8.75%, due
                5/1/14                                                                 Caa1        CCC+           1,477
    10,350      Arch Western Finance Corp., Senior Notes, 6.75%, due 7/1/13            Ba3         BB-            9,858
       655      Autonation, Inc., Guaranteed Floating Rate Notes, 7.51%, due
                10/15/06                                                               Ba2         BB+              661 (u)(E)(n)
     3,035      Autonation, Inc., Guaranteed Notes, 7.00%, due 4/15/14                 Ba2         BB+            3,005    (E)(n)
     3,530      Ball Corp., Guaranteed Notes, 6.88%, due 12/15/12                      Ba2         BB             3,512       (E)
     4,540      Blockbuster, Inc., Senior Subordinated Notes, 9.00%, due
                9/1/12                                                                 Caa3        CCC            4,268       (E)
     5,030      Bowater, Inc., Debentures, 9.00%, due 8/1/09                           B1          B+             5,143       (E)
     2,980      Cardtronics, Inc., Senior Subordinated Notes, 9.25%, due
                8/15/13                                                                Caa1        B-             2,987       (n)
     3,335      CCH I LLC, Secured Notes, 11.00%, due 10/1/15                          Caa3        CCC-           2,993
     2,090      CDRV Investors, Inc., Senior Disc. Notes, 9.63%, due 1/1/15            Caa2        B-             1,479
     1,415      Centennial Cell., Guaranteed Notes, 10.13%, due 6/15/13                B3          CCC            1,493
     4,300      Chesapeake Energy Corp., Guaranteed Notes, 7.63%, due
                7/15/13                                                                Ba2         BB             4,370
     6,125      Chesapeake Energy Corp., Senior Notes, 7.50%, due 9/15/13              Ba2         BB             6,163       (E)
     1,570      Chesapeake Energy Corp., Senior Notes, 7.00%, due 8/15/14              Ba2         BB             1,535
     3,340      Chukchansi Economic Development Authority, Senior Notes,
                8.00%, due 11/15/13                                                    B2          BB-            3,344       (n)
     7,615      CMP Susquehanna Corp., Senior Subordinated Notes, 9.88%, due
                5/15/14                                                                B3          CCC            7,082    (E)(n)
     6,680      CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                      B1          B+             6,839
     4,510      Crown Americas, Senior Notes, 7.75%, due 11/15/15                      B1          B              4,448    (E)(n)
     4,435      CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due 7/15/09           B2          B+             4,540       (E)
     2,930      Dean Foods Co., Senior Notes, 6.63%, due 5/15/09                       Ba2         BB-            2,915
     4,570      Dex Media West LLC, Senior Subordinated Notes, Ser. B,
                9.88%, due 8/15/13                                                     B2          B              4,924
    12,160      Dex Media, Inc., Notes, 8.00%, due 11/15/13                            B3          B             12,160
     4,770      DirecTV Holdings LLC, Senior Notes, 8.38%, due 3/15/13                 Ba2         BB-            4,997
     6,800      Dobson Cellular Systems, Secured Notes, 8.38%, due 11/1/11             B1          B              7,038       (E)
     2,575      Dollarama Group L.P., Senior Subordinated Notes, 8.88%, due
                8/15/12                                                                B3          B-             2,601       (n)
     3,655      EchoStar DBS Corp., Senior Notes, 5.75%, due 10/1/08                   Ba3         BB-            3,609
     3,500      EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14               Ba3         BB-            3,378       (E)
     3,330      EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16                Ba3         BB-            3,272    (E)(n)
     1,480      Education Management LLC, Senior Subordinated Notes, 10.25%,
                due 6/1/16                                                             Caa1        CCC+           1,495       (n)
     6,440      El Paso Natural Gas Co., Senior Notes, Ser. A, 7.63%, due
                8/1/10                                                                 Ba2         B+             6,553
     1,725      Entercom Radio/Capital, Guaranteed Senior Notes, 7.63%, due
                3/1/14                                                                 Ba2         B+             1,686
See Notes to Schedule of Investments

                                                                                          NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS High Income Bond Fund cont'd
----------------------------------------------------
PRINCIPAL AMOUNT                                                                         RATING                     VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
     3,300      Equistar Chemicals, L.P., Senior Notes, 10.63%, due 5/1/11             B1          BB-            3,547       (E)
     4,550      Ferrellgas L.P., Senior Notes, 8.75%, due 6/15/12                      B2          B-             4,664
     6,630      Flextronics Intl., Ltd., Senior Subordinated Notes, 6.50%,
                due 5/15/13                                                            Ba2         BB-            6,431       (E)
     9,205      Ford Motor Credit Co., Senior Notes, 4.95%, due 1/15/08                Ba3         B+             8,779
     7,070      Ford Motor Credit Co., Senior Unsecured Notes, 9.75%, due
                9/15/10                                                                Ba3         B+             6,997    (E)(n)
     8,570      Ford Motor Credit Co., Bonds, 7.38%, due 2/1/11                        Ba3         B+             7,883       (E)
     6,875      Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08                     Ba3         B+             7,038
     3,750      Freescale Semiconductor, Inc., Senior Notes, 6.88%, due
                7/15/11                                                                Ba1         BBB-           3,806
     1,750      Freescale Semiconductor, Inc., Senior Notes, 7.13%, due
                7/15/14                                                                Ba1         BBB-           1,785
     9,720      General Motors Acceptance Corp., Notes, 6.88%, due 9/15/11             Ba1         BB             9,412
     7,035      General Motors Acceptance Corp., Notes, 7.00%, due 2/1/12              Ba1         BB             6,809
     4,955      Goodyear Tire & Rubber Co., Senior Notes, 9.00%, due 7/1/15            B3          B-             4,769       (E)
     3,000      Grant Prideco, Inc., Senior Unsecured Notes, Ser. B, 6.13%,
                due 8/15/15                                                            Ba1         BB             2,828
     3,000      Graphic Packaging Intl. Corp., Senior Subordinated Notes,
                9.50%, due 8/15/13                                                     B3          B-             3,000       (E)
     1,520      GSC Holdings Corp., Guaranteed Notes, 8.00%, due 10/1/12               Ba3         B+             1,543       (E)
     1,500      HCA, Inc., Senior Notes, 7.88%, due 2/1/11                             Ba2         BB+            1,420
     1,080      HCA, Inc., Notes, 6.30%, due 10/1/12                                   Ba2         BB+              907       (E)
     9,195      Houghton Mifflin Co., Senior Notes, 8.25%, due 2/1/11                  B3          CCC+           9,287
     3,765      IMC Global, Inc., Guaranteed Notes, Ser. B, 10.88%, due
                6/1/08                                                                 Ba3         BB             4,010
    12,060      Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes,
                8.63%, due 1/15/15                                                     B2          B+            11,939
     1,480      Iron Mountain, Inc., Guaranteed Notes, 8.63%, due 4/1/13               B3          B              1,510
     1,570      Jean Coutu Group PJC, Inc., Senior Subordinated Notes,
                8.50%, due 8/1/14                                                      Caa2        B-             1,466
     3,805      Kerr-McGee Corp., Secured Notes, 6.88%, due 9/15/11                    Ba2         BB+            3,987       (E)
     5,285      Knowledge Learning Center, Guaranteed Notes, 7.75%, due
                2/1/15                                                                 B3          B-             4,862       (n)
     8,980      L-3 Communications Corp., Guaranteed Senior Subordinated
                Notes, 7.63%, due 6/15/12                                              Ba3         BB+            9,092
     1,020      L-3 Communications Corp., Senior Subordinated Notes, 5.88%,
                due 1/15/15                                                            Ba3         BB+              956       (E)
       640      L-3 Communications Corp., Senior Subordinated Notes, Ser. B,
                6.38%, due 10/15/15                                                    Ba3         BB+              615
     3,445      Language Line, Inc., Senior Subordinated Notes, 11.13%, due
                6/15/12                                                                Caa1        CCC+           3,385
     1,465      Le-Natures, Inc., Senior Subordinated Notes, 9.00%, due
                6/15/13                                                                B3          CCC+           1,560       (n)
     2,745      Levi Strauss & Co., Senior Notes, 9.75%, due 1/15/15                   B3          B-             2,814
     4,950      LIN Television Corp., Senior Subordinated Notes, 6.50%, due
                5/15/13                                                                B1          B-             4,511       (E)
     3,200      Majestic Star Casino LLC, Guaranteed Notes, 9.50%, due
                10/15/10                                                               B2          BB-            3,312
     2,570      Massey Energy Co., Senior Notes, 6.63%, due 11/15/10                   B1          BB-            2,570       (E)
     5,000      Massey Energy Co., Senior Guaranteed Notes, 6.88%, due
                12/15/13                                                               B1          BB-            4,612
     1,040      Mediacom Broadband LLC, Senior Notes, 8.50%, due 10/15/15              B2          B              1,022       (E)
     3,440      Mediacom Capital Corp. LLC, Senior Unsecured Notes, 9.50%,
                due 1/15/13                                                            B3          B              3,483       (E)
     4,690      Methanex Corp., Senior Notes, 8.75%, due 8/15/12                       Ba1         BBB-           5,018

See Notes to Schedule of Investments

                                                                                          NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS High Income Bond Fund cont'd
----------------------------------------------------
PRINCIPAL AMOUNT                                                                         RATING                     VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
     2,200      MGM Mirage, Inc., Senior Guaranteed Notes, 6.00%, due
                10/1/09                                                                Ba2         BB             2,140
     2,500      MGM Mirage, Inc., Senior Guaranteed Notes, 8.50%, due
                9/15/10                                                                Ba2         BB             2,609 (E)
     2,975      MidWest Generation LLC, Pass-Through Certificates, Ser. A,
                8.30%, due 7/2/09                                                      B1          B+             3,012
     7,515      Mirant Americas Generation, Inc., Senior Unsecured Notes,
                8.30%, due 5/1/11                                                      B3          B-             7,327
     2,400      Mohegan Tribal Gaming, Senior Subordinated Notes, 6.38%, due
                7/15/09                                                                Ba3         B+             2,352
     7,900      Mohegan Tribal Gaming, Senior Subordinated Notes, 8.00%, due
                4/1/12                                                                 Ba3         B+             8,058
     6,590      Monitronics International, Inc., Senior Subordinated Notes,
                11.75%, due 9/1/10                                                     B3          B-             6,483
     3,710      Movie Gallery, Senior Unsecured Notes, 11.00%, due 5/1/12              Caa3        CCC-           2,912       (E)
     1,750      Mueller Holdings, Inc., Disc. Notes, 14.75%, due 4/15/14               Caa1        B              1,488
     2,955      MultiPlan, Inc., Senior Subordinated Notes, 10.38%, due
                4/15/16                                                                Caa1        B-             2,985       (n)
     1,345      Mylan Laboratories, Inc., Senior Guaranteed Notes, 6.38%,
                due 8/15/15                                                            Ba1         BBB-           1,298
       975      National Mentor Holdings, Inc., Senior Subordinated Notes,
                11.25%, due 7/1/14                                                     Caa1        CCC+             992       (n)
     1,530      Nell AF SARL, Guaranteed Notes, 8.38%, due 8/15/15                     B2          B-             1,486    (E)(n)
     3,875      Newfield Exploration Co., Senior Notes, 7.63%, due 3/1/11              Ba2         BB+            3,972
     5,020      Newfield Exploration Co., Senior Subordinated Notes, 6.63%,
                due 4/15/16                                                            Ba3         BB-            4,844
     4,440      Nextel Communications, Senior Notes, Ser. E, 6.88%, due
                10/31/13                                                               Baa2        A-             4,507
     5,800      Nordic Telephone Co. Holdings, Senior Notes, 8.88%, due
                5/1/16                                                                 B2          B              5,974    (E)(n)
     3,260      NPC International, Inc., Senior Subordinated Notes, 9.50%,
                due 5/1/14                                                             Caa1        B-             3,130       (n)
     3,660      NRG Energy, Inc., Senior Notes, 7.38%, due 2/1/16                      B1          B-             3,578
     2,923      Owens-Brockway Glass Container, Inc., Senior Guaranteed
                Notes, 8.88%, due 2/15/09                                              B1          BB-            3,014
     5,080      Owens-Brockway Glass Container, Inc., Senior Secured Notes,
                8.75%, due 11/15/12                                                    B1          BB-            5,360
     8,365      Paxson Communications, Secured Floating Rate Notes, 11.76%,
                due 10/16/06                                                           B3          CCC-           8,470    (u)(n)
     4,380      Peabody Energy Corp., Senior Guaranteed Notes, Ser. B,
                6.88%, due 3/15/13                                                     Ba2         BB-            4,260
     2,735      Plains E&P Co., Senior Notes, 7.13%, due 6/15/14                       Ba2         BB-            2,708
     3,545      Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14            B3          B              3,705       (n)
     4,130      PQ Corp., Guaranteed Notes, 7.50%, due 2/15/13                         B3          B-             3,965
       750      Primedia, Inc., Senior Floating Rate Notes, 10.55%, due
                8/15/06                                                                B2          B                765       (u)
     4,665      Primedia, Inc., Guaranteed Notes, 8.88%, due 5/15/11                   B2          B              4,443
    12,750      Qwest Corp., Notes, 8.88%, due 3/15/12                                 Ba3         BB            13,738       (E)
     6,000      Rogers Cable, Inc., Secured Notes, 7.88%, due 5/1/12                   Ba2         BB+            6,202
     4,100      Rogers Wireless, Inc., Secured Notes, 7.25%, due 12/15/12              Ba2         BB             4,151
     3,600      Royal Caribbean Cruises, Senior Notes, 8.00%, due 5/15/10              Ba1         BBB-           3,783
     2,670      San Pasqual Casino, Notes, 8.00%, due 9/15/13                          B2          B+             2,683       (n)
     2,580      Select Medical Corp., Guaranteed Notes, 7.63%, due 2/1/15              B3          B-             2,193
     3,895      Sensata Technologies BV, Senior Notes, 8.00%, due 5/1/14               B2          B-             3,739    (E)(n)
     7,580      Service Corp. International, Senior Notes, 7.70%, due
                4/15/09                                                                Ba3         BB             7,722       (E)
     4,365      Shaw Communications, Inc., Senior Notes, 8.25%, due 4/11/10            Ba2         BB+            4,523

See Notes to Schedule of Investments

                                                                                          NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS High Income Bond Fund cont'd
----------------------------------------------------
PRINCIPAL AMOUNT                                                                         RATING                     VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
     1,675      Spheris, Inc., Senior Subordinated Notes, 11.00%, due
                12/15/12                                                               Caa2        CCC            1,570
     1,260      Starwood Hotels & Resorts Worldwide, Inc., Guaranteed Notes,
                7.38%, due 5/1/07                                                      Ba1         BB+            1,268       (E)
     8,220      Station Casinos, Inc., Senior Notes, 6.00%, due 4/1/12                 Ba3         BB-            7,717
     5,000      Stena AB, Senior Notes, 9.63%, due 12/1/12                             Ba3         BB-            5,400       (E)
     2,560      SunGuard Data Systems, Inc., Senior Unsecured Notes, 9.13%,
                due 8/15/13                                                            B3          B-             2,614       (E)
     1,795      Targa Resources, Inc., Guaranteed Notes, 8.50%, due 11/1/13            B2          B-             1,759    (E)(n)
     3,000      TECO Energy, Inc., Senior Notes, 7.50%, due 6/15/10                    Ba2         BB             3,090
     2,805      TFM SA de C.V., 9.38%, due 5/1/12                                      B3          B-             2,980
     2,610      Transcontinental Gas Pipe Line Corp., Notes, 6.25%, due
                1/15/08                                                                Ba1         BB-            2,610
     3,370      Transcontinental Gas Pipe Line Corp., Senior Notes, 6.40%,
                due 4/15/16                                                            Ba1         BB-            3,244       (n)
     1,240      Triad Hospitals, Inc., Senior Subordinated Notes, 7.00%, due
                11/15/13                                                               B3          B+             1,184       (E)
     2,935      TXU Corp., Senior Notes, Ser. O, 4.80%, due 11/15/09                   Ba1         BB+            2,817
     1,535      TXU Corp., Senior Notes, Ser. P, 5.55%, due 11/15/14                   Ba1         BB+            1,402
     3,455      United Rentals N.A., Inc., Guaranteed Notes, 6.50%, due
                2/15/12                                                                B3          B+             3,265       (E)
     9,490      US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12                B1          B-             9,870
     4,385      Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10                Ba2         BB+            4,396
     4,000      Ventas Realty L.P., Guaranteed Notes, 7.13%, due 6/1/15                Ba2         BB+            4,010
     1,500      Videotron Ltee, Guaranteed Notes, 6.88%, due 1/15/14                   Ba3         B+             1,433
     1,875      Videotron Ltee, Guaranteed Notes, 6.38%, due 12/15/15                  Ba3         B+             1,706       (E)
     4,875      Warner Music Group, Senior Subordinated Notes, 7.38%, due
                4/15/14                                                                B2          B-             4,704       (E)
     6,135      Windstream Corp., Senior Notes, 8.13%, due 8/1/13                      Ba3         BB-            6,381       (n)
     4,310      Windstream Corp., Senior Notes, 8.63%, due 8/1/16                      Ba3         BB-            4,482       (n)
     6,725      Xerox Corp., Senior Notes, 6.88%, due 8/15/11                          Ba2         BB+            6,801
     1,675      Young Broadcasting, Inc., Guaranteed Notes, 10.00%, due
                3/1/11                                                                 Caa2        CCC-           1,537
     1,700      Young Broadcasting, Inc., Senior Subordinated Notes, 8.75%,
                due 1/15/14                                                            Caa2        CCC-           1,428
                                                                                                             ----------
                TOTAL CORPORATE DEBT SECURITIES (COST $570,322)                                                 559,852
                                                                                                             ----------

NUMBER OF SHARES
PREFERRED STOCK (0.5%)
       344      Ion Media Networks, Inc. (COST $2,964)                                                            2,958
                                                                                                             ----------
SHORT-TERM INVESTMENTS (18.5%)
26,504,206      Neuberger Berman Prime Money Fund Trust Class                                                    26,504       (@)
82,618,371      Neuberger Berman Securities Lending Quality Fund, LLC                                            82,619      (++)
                                                                                                             ----------
                TOTAL SHORT-TERM INVESTMENTS (COST $109,123)                                                    109,123
                                                                                                             ----------
                TOTAL INVESTMENTS (113.9%) (COST $682,409)                                                      671,933      (##)

                Liabilities, less cash, receivables
                     and other assets [(13.9%)]                                                                 (82,213)
                                                                                                             ----------
                TOTAL NET ASSETS (100.0%)                                                                      $589,720
                                                                                                             ----------
See Notes to Schedule of Investments


                                                                         NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Limited Maturity Bond Fund
--------------------------------------------------


PRINCIPAL AMOUNT                                                                       RATING          VALUE(+)
($000's omitted)                                                                 Moody's     S&P   ($000's omitted)


U.S. GOVERNMENT AGENCY SECURITIES (0.3%)
             500  Federal Home Loan Bank, 5.13%, due 6/18/08 (COST $498)           AGY       AGY                499
                                                                                                              -----

MORTGAGE-BACKED SECURITIES (51.2%)
     ADJUSTABLE RATE MORTGAGES
           2,765  Adjustable Rate Mortgage Trust, Ser. 2005-10, Class
                  4A1, 5.39%, due 1/25/36                                          Aaa       AAA              2,736
           1,170  Banc of America Funding Corp., Ser. 2005-F, Class 4A1,
                  5.39%, due 9/20/35                                               Aaa       AAA              1,160
           2,842  Banc of America Funding Corp., Ser. 2005-H, Class 7A1,
                  5.70%, due 11/20/35                                                        AAA              2,841
           2,163  Banc of America Funding CORP., Ser. 2006-A, Class 3A2,
                  5.93%, due 2/20/36                                                         AAA              2,174
           4,847  Bear Stearns ALT-A Trust, Ser. 2006-3 Class 22A1,
                  6.25%, due 5/25/36                                               Aaa       AAA              4,893
           4,319  Bear Steams ALT-A Trust, Ser. 2006-4 Class 32A1,
                  6.50%, due 7/25/36                                               Aaa       AAA              4,368
           1,853  Countrywide Home Loans, Ser. 2006-HYB3, Class lAlA,
                  5.54%, due 5/20/36                                               Aaa       AAA              1,848
           2,995  Credit Suisse First Boston Mortgage Securities Corp.,
                  Ser. 2004-AR4, Class 2A1, 4.70%, due 5/25/34                     Aaa       AAA              2,947
           2,878  First Horizon Mortgage Pass-Through Trust, Ser.
                  2005-AR5, Class 2A1, 5.47%, due 11/25/35                                   AAA              2,852
           2,897  GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR I, Class
                  lAl, 5.64%, due 4/19/36                                          Aaa       AAA              2,842
           4,790  Harborview Mortgage Loan Trust, Ser. 2006-3, Class
                  IAlA, 6.48%, due 6/19/36                                         Aaa       AAA              4,865
           2,189  Harborview Mortgage Loan Trust, Floating Rate, Ser.
                  2004-4, Class 3A, 2.98%, due 4/19/07                             Aaa       AAA              2,150  (u)
           2,847  IndyMac INDX Mortgage Loan Trust, Ser. 2005-AR23,
                  Class 2A1, 5.56%, due 11/25/35                                   Aaa       AAA              2,827
           5,640  IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR3, Class
                  2AIA, 6.43%, due 3/25/36                                         Aaa       AAA              5,715
           2,721  JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class
                  3A1, 5.95%, due 5/25/36                                                    AAA              2,730
           2,817  JP Morgan Mortgage Trust, Ser. 2005-ALTI, Class 2A1,
                  5.65%, due 10/25/35                                                        AAA              2,801
           2,845  Master Adjustable Rate Mortgages Trust, Ser. 2005-6,
                  Class 3A2, 5.06%, due 7/25/35                                    Aaa       AAA              2,818
           2,940  Nomura Asset Acceptance Corp., Ser. 2005-AR6, Class
                  2A1, 5.80%, due 12/25/35                                         Aaa       AAA              2,938
           5,251  Nomura Asset Acceptance Corp., Ser. 2006-AR2, Class
                  2A2, 6.60%, due 4/25/36                                          Aaa       AAA              5,336
           2,874  Residential Accredit Loans, Inc., Ser. 2005-QA 10,
                  Class A31, 5.63%, due 9/25/35                                    Aaa       AAA              2,861
COMMERCIAL MORTGAGE BACKED
           2,016  Banc of America Commercial Mortgage, Inc., Ser.
                  2005-1, Class Al, 4.36%, due 11/10/42                                      AAA              1,996
           3,013  Banc of America Commercial Mortgage, Inc., Sec 2005-6,
                  Class Al, 5.00%, due 9/10/47                                     Aaa       AAA              2,982
           3,021  Credit Suisse First Boston Mortgage Securities Corp.,
                  Ser. 2005-C6, Class Al, 4.94%, due 12/15/40                      Aaa       AAA              2,987
           3,149  JP Morgan Chase Commercial Mortgage Securities Corp.,
                  Ser. 2005-LDP5, Class Al, 5.04%, due 12/15/44                    Aaa       AAA              3,116
MORTGAGE-BACKED NON-AGENCY
           1,640  Countrywide Home Loans, Ser. 2005-R2, Class 2A4,
                  8.50%, due 6/25/35                                               Aaa       AAA              1,738 (n)

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                         NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
  SCHEDULE OF INVESTMENTS Limited maturity bond fund
  --------------------------------------------------

 PRINCIPAL AMOUNT                                                                     RATING             VALUE(+)
 ($000's omitted)                                                                  Moody's S&P       ($000's omitted)


          3,577  GSMPS Mortgage Loan Trust, Sec 2005-RP2, Class 1 A4,
                 8.50%, due 3/25/35                                              Aaa        AAA              3,776 (n)
            725  GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4,
                 8.50%, due 9/25/35                                              Aaa        AAA               766
     FANNIE MAE
          1,765  Whole Loan, Ser. 2004-W8, Class PT, 10.11%, due 8/25/06         AGY        AGY              1,956 (u)
    FREDDIE MAC
             20  ARM Certificates, 5.88%, due 1/1/17                             AGY        AGY                 20 (u)
            161  Pass-Through Certificates, 5.00%, due 2/1/07                    AGY        AGY                160
          2,115  Pass-Through Certificates, 8.00%, due 11/1/26                   AGY        AGY              2,233
          1,476  Pass-Through Certificates, 8.50%, due 10/1/30                   AGY        AGY              1,583
 GOVERNMENT NATIONAL MORTGAGE ASSOCIAtiON
              5  Pass-Through Certificates, 7.50%, due 10/15/09 -
                 8/15/10                                                         AGY        AGY                  5
             52  Pass-Through Certificates1, 7.00%, due 4/15/11                  AGY        AGY                 54 (00)
             29  Pass-Through Certificates3, 12.00%, due 12/15/12 -
                 5/15/14                                                         AGY        AGY                 32
                                                                                                            ------

                 TOTAL MORTGAGE-BACKED SECURITIES (COST $87,987)                                            87,106
                                                                                                            ------

 CORPORATE DEBT SECURITIES (33.6%)
          1,200  Bank of America Corp., Senior Notes, 3.88%, due 1/15/08         Aa2        AA-              1,174 (00)
          1,745  Bank of New York Co., Inc., Senior Notes, 5.20%, due
                 7/1/07                                                          Aa3        A+               1,739
          1,800  Bear Steams Co., Inc., Notes, 4.00%, due 1/31/08                Al         A                1,764
          2,000  Berkshire Hathaway Finance, Notes, 3.40%, due 7/2/07            Aaa        AAA              1,964 (00)
          1,750  Boeing Capital Corp., Senior Notes, 5.75%, due 2/15/07          A2         A                1,753
            960  Chase Manhattan Corp., Subordinated Notes, 7.25%, due
                 6/1/07                                                          Al         A                  971 (00)
          1,750  CIT Group, Inc., Senior Notes, 3.88%, due 11/3/08               A2         A                1,691
          3,500  Citigroup, Inc., Notes, 5.00%, due 3/6/07                       Aal        AA-              3,489 (00)
          1,675  Comcast Cable Communications, Notes, 8.38%, due 5/1/07          Baa2       BBB+             1,708
          1,300  DaimlerChrysler N.A. Holdings Corp., Guaranteed Notes,
                 4.05%, due 6/4/08                                               A3         BBB              1,262
          1,950  Diageo Finance BV, Guaranteed Notes, 3.00%, due
                 12/15/06                                                        A3         A-               1,932 (00)
            715  Enterprise Products Operating LP, Senior Notes, 4.00%,
                 due 10/15/07                                                    Baa3       BB+                700
          2,400  Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08            Aa3        A+               2,356 (00)
          1,950  Hewlett-Packard Co., Notes, 5.50%, due 7/1/07                   A3         A-               1,949 (00)
          2,200  HSBC Finance Corp., Notes, 4.13%, due 12/15/08                  Aa3        AA-              2,136 (00)
          2,200  International Lease Finance Corp., Unsubordinated Notes,
                 3.50%, due 4/1/09                                               Al         AA-              2,089 (00)
          1,700  John Deere Capital Corp., Notes, 3.90%, due 1/15/08             A3         A-               1,663
          1,300  Kraft Foods, Inc., Notes, 4.63%, due 11/1/06                    A3         BBB+             1,297
          1,200  Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07            Baa3       BBB+             1,210
          1,250  MBNA Corp., Notes, 4.63%, due 9/15/08                           Aa2        AA-              1,229
          2,300  Merrill Lynch & Co., Notes, 4.25%, due 9/14/07                  Aa3        A+               2,270 (00)
          2,235  Morgan Stanley, Bonds, 5.80%, due 4/1/07                        Aa3        A+               2,238 (00)
          1,210  News America Holdings, Inc., Guaranteed Notes, 7.38%,
                 due 10/17/08                                                    Baa2       BBB              1,255
          1,000  Sprint Capital Corp., Guaranteed Notes, 6.00%, due
                 1/15/07                                                         Baa2       A-               1,002
          1,950  Target Corp., Notes, 3.38%, due 3/1/08                          A2         A+               1,890
          1,650  Time Warner Entertainment LP, Notes, 7.25%, due 9/1/08          Baa2       BBB+             1,701
          1,850  Toyota Motor Credit Corp., Medium Term Notes, 2.70%,
                 due 1/30/07                                                     Aaa        AAA              1,825
          1,800  U.S. Bank N.A., Notes, 2.85%, due 11/15/06                      Aal        AA               1,786
          1,800  Verizon Global Funding Corp., Senior Unsecured Notes,
                 4.00%, due 1/15/08                                              A3         A                1,762
          1,800  Verizon Wireless Capital, Notes, 5.38%, due 12/15/06            A2         A                1,799

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                         NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
  SCHEDULE OF INVESTMENTS LIMITED MATURITY BOND FUND

PRINCIPAL AMOUNT                                                                       RATING           VALUE(+)
($000's omitted)                                                                  Moody's  S&P       ($000's omitted)
           2,300  Wachovia Corp., Notes, 4.95%, due 11/1/06                       Aa3        A+              2,296   (00)
           1,750  Washington Mutual, Inc., Senior Notes, 5.63%, due
                  1/15/07                                                         A3         A-              1,751
           1,700  Wells Fargo & Co., Notes, 3.13%, due 4/1/09                     Aal        AA-             1,604
                                                                                                            ------
                  TOTAL CORPORATE DEBT SECURItiES (COST $58,035)                                            57,255
                                                                                                            ------
FOREIGN GOVERNMENT SECURITIES(^^) (4.0%)
       EUR 3,600  Bundesobligation, 3.50%, due 10/10/08                           Aaa        AAA             4,598
       EUR 1,810  Bundesobligation, 3.25%, due 4/17/09                            Aaa        AAA             2,292
                                                                                                            ------
                  TOTAL FOREIGN GOVERNMENT SECURITIES (COST $6,807)                                          6,890
                                                                                                            ------

ASSET-BACKED SECURITIES (8.6%)
           1,929  Chase Funding Mortgage Loan, Set. 2003-6, Class
                  1A3, 3.34%, due 5/25/26                                         Aaa        AAA             1,891
              70  Chase Manhattan Auto Owner Trust, Set. 2003-C,
                  Class A4, 2.94%, due 6/15/10                                    Aaa        AAA                68
           2,009  Ford Credit Auto Owner Trust, Set. 2005-A, Class
                  A3, 3.48%, due 11/15/08                                         Aaa        AAA             1,989
           1,250  John Deere Owner Trust, Set. 2005-A, Class A3,
                  3.98%, due 6/15/09                                              Aaa        AAA             1,233
           2,526  Lehman XS Trust, Set. 2005-1, Class 2A1, 4.66%, due
                  8/25/06                                                         Aaa        AAA             2,483  (u)
           2,250  Nissan Auto Receivables Owner Trust, Ser. 2005-A,
                  Class A3, 3.54%, due 10/15/08                                   Aaa        AAA             2,226
           3,667  Nomura Asset Acceptance Corp., Set. 2005-S3, Class
                  AIO, 20.00%, Interest Only Security, 0.00%, due
                  8/25/35                                                         Aaa        AAA               557
           6,823  Nomura Asset Acceptance Corp., Ser. 2005-S4, Class
                  AIO, 20.00%, Interest Only Security, 0.00%, due
                  10/25/35                                                        Aaa        AAA             1,195
           8,447  Nomura Asset Acceptance Corp., Ser. 2006-API, Class
                  AIO, 4.50%, Interest Only Security, 0.00%, due
                  1/25/36                                                         Aaa        AAA               355
           4,830  Nomura Asset Acceptance Corp., Set. 2006-S2, Class
                  AIO, 10.00%, due 4/25/36                                        Aaa        AAA               500  (n)
           2,231  Saxon Asset Securities Trust, Set. 2004-2, Class
                  AF2, 4.15%, due 8/25/35                                         Aaa        AAA             2,207
                                                                                                            ------
                  TOTAL ASSET-BACKED SECURITIES (COST $14,683)                                              14,704
                                                                                                            ------

REPURCHASE AGREEMENTS (1.7%)
           2,900  State Street Bank and Trust Co., Repurchase
                  Agreement, 4.97%, due 8/1/06, dated 7/31/06, Maturity Value
                  $2,900,400, Collateralized by 3,085,000, Freddie
                  Mac, 3.88%, due 1/12/09 (Collateral Value
                  $2,988,156) (COST $2,900)                                                                  2,900  (#)
                                                                                                            ------

                  TOTAL INVESTMENTS (99.4%) (COST $170,910)                                                169,354  (##)

                  Cash, receivables and other assets, less
                  liabilities (0.6%)
                                                                                                               953  (@@)

                  TOTAL NET ASSETS (100%)                                                                 $170,307
                                                                                                          --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                         NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Municipal Securities Trust
--------------------------------------------------



PRINCIPAL AMOUNT                    SECURITY(ss)                                RATING                VALUE(+)
($000's omitted)                                                            Moody's    S&P     ($000's omitted)
ALABAMA (3.3%)
              1,000  Jefferson Co. Cap. Imp. & Ref. Warrants,
                     Ser. 2003-A, (MBIA Insured), 5.00%, due
                     4/1/18                                                  Aaa       AAA               1,045
                                                                                               ---------------
ALASKA (2.6%)
                795  Alaska St. Int'l. Arpts. Ref. Rev., Ser.
                     2006 A, (MBIA Insured), 5.00%, due 10/1/17              Aaa      AAA                  830
                                                                                               ---------------
CALIFORNIA (16.8%)
              1,000  California St. Econ. Rec. G.O., Ser. 2004 A,
                     (MBIA Insured), 5.25%, due 7/1/13                       Aaa       AAA               1,085
              1,000  California St. Pub. Works Board Lease Rev.
                     Dept. of Mental Hlth. (Coalinga St. Hosp.),
                     Ser. 2004 A, 5.50%, due 6/1/21                          A2        A                 1,069
              1,000  Monterey Co. Salinas Union High
                     Sch. Dist. G.O. (Middle Sch. Imp. Dist.),
                     Ser. 2003 A, (FGIC Insured), 5.25%, due
                     10/1/14                                                 Aaa       AAA               1,085
              1,000  Orange Co. Local Trans. Au. Measure M Sales
                     Tax (Limited Tax) Second Sr. Rev., Ser. 1998
                     A, (MBIA Insured), 5.50%, due 2/15/10                   Aaa       AAA               1,061
              1,000  Sacramento Muni. Util. Dist. Fin.
                     Au. Rev. (Cosumnes Proj.), Ser. 2006, (MBIA
                     Insured), 5.00%, due 7/1/20                             Aaa       AAA               1,058
                                                                                               ---------------
                                                                                                         5,358
                                                                                               ---------------
COLORADO (3.4%)
              1,000  Larimer Co. Sales & Use Tax Rev., Ser. 2000,
                     (AMBAC Insured), 5.75%, due 12/15/15                    Aaa       AAA               1,072
                                                                                               ---------------
ILLINOIS (14.6%)
              1,000  Chicago O'Hare Int'l. Arpt. Gen.
                     Arpt. Third Lien Ref. Rev., Ser 2005 B,
                     (MBIA Insured), 5.25%, due 1/1/17                       Aaa       AAA               1,085
              1,000  Lake Co. Forest Preserve Dist. Ref. G.O.,
                     Ser. 1997, 5.50%, due 2/1/09                            Aaa       AAA               1,040
              1,000  Lake Co. Sch. Dist. No. 109 Deerfield
                     Ref. G.O., Ser. 1999 C, 5.00%, due 12/15/14             Aa2                         1,063
                800  Will & Kendall Cos. Plainfield Comm. Cons.
                     Sch. Dist. Number 202 Sch. Bldg. G.O., Ser.
                     2001, (FSA Insured), 5.38%, due 1/1/13                  Aaa       AAA                 857
                600  Will Co. Illinois Exempt Fac.
                     Rev., Ser. 2000, 3.72%, due 8/1/06                      VMIG1     A-1+                600(B)(u)
                                                                                               ---------------
                                                                                                         4,645
                                                                                               ---------------
INDIANA (3.2%)
              1,000  Indiana St. Office Bldg. Commission Fac.
                     Ref. Rev., Ser. 1998 A, 5.13%, due 7/1/14               Aa2       AA                1,035
                                                                                               ---------------
LOUISIANA (3.3%)
              1,000  addressStreetLouisiana St. Citizens Prop.
                     Insurance Corp. Assessment Rev., Ser. 2006
                     B, 5.00%, due 6/1/18                                    Aaa       AAA               1,056
                                                                                               ---------------
MICHIGAN (2.5%)
                750  Detroit Wayne Co. Sch. Dist. Sch. Bldg. &
                     Site Imp. Ref. G.O., Ser. 1998 C, (FGIC
                     Insured), 5.25%, due 5/1/13                             Aaa       AAA                 807
                                                                                               ---------------
MISSOURI (5.1%)
                500  Missouri St. Env. Imp. & Energy Res. Au.
                     Wtr. Ref. PCR (St. Revolving Fund
                     Prog.-Master Trust), Ser. 2001 B, 5.50%, due
                     1/1/11                                                  Aaa                           535


See Notes to Schedule of Investments                         1


                                                                                         NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Municipal Securities Trust cont'd
---------------------------------------------------------

PRINCIPAL AMOUNT                    SECURITY (ss)                                RATING                VALUE(+)
($000's omitted)                                                            Moody's    S&P     ($000's omitted)
              1,000  Springfield Sch. Dist. Number R-12,
                     Ref. G.O., Ser. 2002 A, (FSA Insured),
                     5.50%, due 3/1/13                                       Aaa       AAA               1,093
                                                                                               ---------------
                                                                                                         1,628
                                                                                               ---------------
NEW JERSEY (12.1%)
              1,000  New Jersey Econ. Dev. Au. St.
                     Lease Rev. (Liberty St. Park
                     Proj.), Ser. 2005 B, (MBIA Insured), 5.00%,
                     due 3/1/17                                              Aaa       AAA               1,062
                575  New Jersey Trans. Trust Fund Au.
                     Trans. Sys. Rev., Ser. 1999 A, 5.63%, due
                     6/15/13                                                 A1        AA-                 627
              1,000  New Jersey Trans. Trust Fund Au.
                     Trans. Sys. Rev., Ser. 2004 A, (FGIC
                     Insured), 5.00%, due 6/15/22 PR 6/15/14                 Aaa       AAA               1,071
              1,000  New Jersey Trans. Trust Fund Au.
                     Trans. Sys. Rev., Ser. 2006 A, 5.25%, due
                     12/15/19                                                A1        AA-               1,088
                                                                                               ---------------
                                                                                                         3,848
                                                                                               ---------------
NEW YORK (8.4%)
                800  Battery Park City Au. Sr. Rev., Ser. 2003 A,
                     5.25%, due 11/1/22                                      Aaa       AAA                 855
                250  New York City IDA Spec. Fac. Rev.
                     (Term. One Group Assoc., L.P. Proj.), Ser.
                     2005, 5.50%, due 1/1/16                                 A3        BBB+                268(B)
                500  New York St. Env. Fac. Corp. Solid Waste
                     Disp. Rev. (Waste Management, Inc. Proj.),
                     Ser. 2004 A, 4.45%, due 7/1/17                                    A-2                 502
                500  New York St. Thruway Au. Local Hwy. & Bridge
                     Svc. Contract Rev., Ser. 1997, 5.25%, due
                     4/1/10                                                  A1        AA-                 515
                500  addressStreetNew York St. Urban Dev. Corp.
                     Ref. Rev. (Correctional Facs.), Ser. 1994 A,
                     (FSA Insured), 5.50%, due 1/1/14                        Aaa       AAA                 538
                                                                                               ---------------
                                                                                                         2,678
                                                                                               ---------------
SOUTH CAROLINA (3.2%)
              1,000  South Carolina St. Budget & Ctrl. Board St.
                     Fac. Installment Purchase Rev. (Dept. of
                     Pub. Safety Proj.), Ser. 2003, 4.50%, due
                     1/1/11                                                  Aa2       AA                1,028
                                                                                               ---------------
TENNESSEE (3.4%)
              1,000  Tennessee Energy Acquisition Corp. Gas,
                     Rev., Ser. 2006 A, 5.25%, due 9/1/17                    Aa3       A+                1,075
                                                                                               ---------------
TEXAS (13.5%)
              1,000  Brazosport Independent Sch. Dist. Ref. G.O.,
                     Ser. 2005, (PSF Insured), 5.00%, due 2/15/15            Aaa                         1,058
              1,000  Grapevine Combination Tax & Tax Increment
                     Reinvestment Zone Rev. Cert. of Oblig. G.O.,
                     Ser. 2000, (FGIC Insured), 5.63%, due
                     8/15/15                                                 Aaa       AAA               1,064
              1,000  Northside Independent Sch. Dist. Unlimited
                     Tax Sch. Bldg. G.O., Ser. 1999 A, (PSF
                     Insured), 6.38%, due 8/15/09                            Aaa       AAA               1,073
              1,045  San Antonio Passenger Fac. Charge & Sub.
                     Lien Arpt. Sys. Imp. Rev., Ser. 2005, (FSA
                     Insured), 5.25%, due 7/1/12                             Aaa       AAA               1,103
                                                                                               ---------------
                                                                                                         4,298
                                                                                               ---------------
WISCONSIN (3.4%)
              1,000  Wisconsin St. G.O., Ser. 2002 C, (MBIA
                     Insured), 5.25%, due 5/1/14 PR 5/1/12                   Aaa       AAA               1,072
                                                                                               ---------------


See Notes to Schedule of Investments                         2

                                                                                         NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Municipal Securities Trust cont'd
---------------------------------------------------------


                     TOTAL INVESTMENTS (98.8%) (COST $31,408)                                           31,475(##)

                     Cash, receivables and other assets, less liabilities (1.2%)                           387
                                                                                               ---------------

                     TOTAL NET ASSETS (100.0%)                                                         $31,862
                                                                                               ---------------








See Notes to Schedule of Investments                         3

                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in debt securities by Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Limited Maturity Bond Fund ("Limited Maturity"), and Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. Investments in equity securities are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by methods the Board of Trustees of Neuberger Berman Income Funds has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(tt) Investment securities of Neuberger Berman Cash Reserves ("Cash Reserves") and Neuberger Berman Government Money Fund are valued at amortized cost, which approximates U.S. federal income tax cost.

(#)     At cost, which approximates market value.

(##) At July 31, 2006, selected fund information on a U.S. federal income tax basis was as follows:

                                                                                    NET
      (000'S OMITTED)                                GROSS         GROSS     UNREALIZED
      NEUBERGER BERMAN                          UNREALIZED    UNREALIZED   APPRECIATION
                                       COST   APPRECIATION  DEPRECIATION (DEPRECIATION)

      HIGH INCOME                  $682,548         $1,958      $12,573      $(10,615)

      LIMITED MATURITY              171,865            227        2,738        (2,511)

      MUNICIPAL SECURITIES TRUST     31,408            347          280             67

(ss) Municipal securities held by Municipal Securities Trust are within the two and four highest rating categories, respectively, assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the fund's investment manager to be of comparable quality. Approximately 64% of the municipal securities held by Municipal Securities Trust have credit enhancement features backing them, which the fund may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the fund the right to sell back the issue on the date specified.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS cont'd
---------------------------------------

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At July 31, 2006, these securities amounted to $120,381,000 or 21.1% of net assets for Cash Reserves, $93,484,000 or 15.9% of net assets for High Income, and $6,014,000 or 3.5% of net assets for Limited Maturity.

(E)     All or a portion of this security is on loan.

(B)     Security is guaranteed by the corporate or non-profit obligor.

(00) All or a portion of this security is segregated as collateral for financial futures contracts margin and/or forward foreign currency contracts.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2006.

(^^) Principal amount is stated in the currency in which the security is denominated.

        EUR = Euro Currency

(@@) At July 31, 2006, open forward contracts for Limited Maturity were as follows:

                                                                                 NET UNREALIZED
                     CONTRACTS TO   IN EXCHANGE    SETTLEMENT                      APPRECIATION
SELL                      DELIVER           FOR          DATE         VALUE      (DEPRECIATION)
Euro Dollar         6,633,000 EUR    $8,332,706       9/11/06    $8,490,088          $(157,382)



                                                                                 NET UNREALIZED
                     CONTRACTS TO   IN EXCHANGE    SETTLEMENT                      APPRECIATION
SELL                      DELIVER           FOR          DATE         VALUE      (DEPRECIATION)
Euro Dollar         1,417,000 EUR    $1,781,042       9/11/06    $1,813,728            $ 32,686

At July 31, 2006, open positions in financial futures contracts for Limited Maturity were as follows:
                                                                      UNREALIZED
EXPIRATION                 OPEN CONTRACTS            POSITION     APPRECIATION

September 2006         75 U.S. Treasury Notes, 2 Year     Long          $40,625





For information on the funds' significant accounting policies, please refer to the funds' most recent semi-annual financial statements.

                                                                                                           JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund
------------------------------------------------------
PRINCIPAL AMOUNT                                                                         RATING                     VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (7.6%)
     1,245      U.S. Treasury Bonds, 8.13%, due 8/15/19                                TSY         TSY            1,595      (00)
     3,585      U.S. Treasury Bonds, 6.00%, due 2/15/26                                TSY         TSY            3,947      (00)
        10      U.S. Treasury Notes, 4.38%, due 8/15/12                                TSY         TSY               10
       295      U.S. Treasury Strips, due 8/15/14                                      TSY         TSY              198
                                                                                                             ----------

                TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE
                U.S. GOVERNMENT (COST $5,931)                                                                     5,750
                                                                                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (10.1%)
       410      Fannie Mae, Notes, 4.75%, due 2/1/08                                   AGY         AGY              406
     4,070      Fannie Mae, Notes, 5.28%, due 2/27/09                                  AGY         AGY            4,057
     1,320      Fannie Mae, Notes, 4.30%, due 3/9/09                                   AGY         AGY            1,290
       110      Fannie Mae, Notes, 7.25%, due 1/15/10                                  AGY         AGY              117
     1,085      Federal Home Loan Bank, Notes, 4.25%, due 5/16/08                      AGY         AGY            1,066
       700      Federal Home Loan Bank, Bonds, Ser. 658, 5.13%, due 6/18/08            AGY         AGY              699
                                                                                                             ----------

                TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $7,686)                                             7,635
                                                                                                             ----------
MORTGAGE-BACKED SECURITIES (61.3%)
       170      Adjustable Rate Mortgage NIM Trust, Ser. 2006-6, Class A,
                6.50%, due 4/27/36                                                                 A-               168       (n)
       140      Banc of America Funding Corp., Ser. 2006-G, Class 2A2,
                5.48%, due 8/21/06                                                     Aaa         AAA              140   (00)(u)
       140      Banc of America Funding Corp., Ser. 2006-G, Class 2A1,
                5.62%, due 8/21/06                                                     Aaa         AAA              140   (00)(u)
       390      Banc of America Funding Corp., Ser. 2005-F, Class 4A1,
                5.39%, due 9/20/35                                                     Aaa         AAA              386
       495      Banc of America Funding Corp., Ser. 2006-A, Class 3A2,
                5.93%, due 2/20/36                                                                 AAA              498
       128      Banc of America Large Loan, Ser. 2004-BBA4, Class A1, 5.49%,
                due 8/15/06                                                            Aaa         AAA              128(n)(00)(u)
       598      Bear Stearns ALT-A Trust, Ser. 2006-3, Class 22A1, 6.24%,
                due 5/25/36                                                            Aaa         AAA              604
     1,140      Bear Stearns Commercial Mortgage Securities, Inc., Ser.
                2005-PWR8, Class A4, 4.67%, due 6/11/41                                Aaa                        1,059
       242      Chase Commercial Mortgage Securities Corp., Ser. 2000-3,
                Class A1, 7.09%, due 10/15/32                                                      AAA              246
       630      Chase Commercial Mortgage Securities Corp., Ser. 2000-3,
                Class A2, 7.32%, due 10/15/32                                                      AAA              666
       305      Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class
                A3, 5.66%, due 8/25/06                                                 Aaa         AAA              306   (00)(u)
       220      Credit Suisse First Boston Mortgage Securities Corp., Ser.
                2005-CN2A, Class A1, 5.67%, due 8/15/06                                Aaa         AAA              220(n)(00)(u)
        50      Credit Suisse First Boston Mortgage Securities Corp., Ser.
                2005-CN2A, Class A2, 5.77%, due 8/15/06                                Aaa         AAA              50 (n)(00)(u)
       805      Credit Suisse First Boston Mortgage Securities Corp., Ser.
                2001-CK6, Class A3, 6.39%, due 8/15/36                                 Aaa         AAA              832
       284      Credit Suisse First Boston Mortgage Securities Corp., Ser.
                2003-C5, Class A1, 3.09%, due 12/15/36                                             AAA              275
       225      Credit Suisse First Boston Mortgage Securities Corp., Ser.
                2005-C4, Class A3, 5.12%, due 8/15/38                                  Aaa         AAA              219
       160      Credit Suisse/Morgan Stanley Commercial Mortgage Trust, Ser.
                2006-HC1A, Class A1, 5.56%, due 8/15/06                                Aaa         AAA              160(n)(00)(u)
       554      First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5,
                Class 2A1, 5.46%, due 11/25/35                                                     AAA              549

See Notes to Schedule of Investments


                                                                                                           JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                     VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
       324      GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1,
                5.64%, due 4/19/36                                                     Aaa         AAA              321
       255      GS Mortgage Securities Corp. II, Ser. 2006-FL8A, Class A1,
                5.47%, due 9/6/06                                                      Aaa         AAA              255 (n)(0)(u)
     1,215      GS Mortgage Securities Corp. II, Ser. 2004-C1, Class A1,
                3.66%, due 10/10/28                                                    Aaa                        1,173
       436      GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 5.03%,
                due 5/25/35                                                            Aaa         AAA              429
       706      Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A,
                6.47%, due 6/19/36                                                     Aaa         AAA              717
       365      Indymac Loan Trust, Ser. 2005-L2, Class A1, 5.61%, due
                8/25/06                                                                Aaa         AAA              365 (00)(u)
       132      JP Morgan Alternative Loan Trust, Ser. 2006-A3, Class 1A2,
                5.45%, due 8/25/06                                                     Aaa         AAA              132 (00)(u)
       311      JP Morgan Chase Commercial Mortgage Security Corp., Ser.
                2006-FL1A, Class A1A, 5.46%, due 8/15/06                               Aaa         AAA              311(n)(00)(u)
       226      JP Morgan Chase Commercial Mortgage Security Corp., Ser.
                2005-FL1A, Class A1, 5.48%, due 8/15/06                                Aaa         AAA              226(n)(00)(u)
        39      JP Morgan Chase Commercial Mortgage Security Corp., Ser.
                2001-CIBC, Class A2, 6.00%, due 3/15/33                                            AAA               39
       214      JP Morgan Chase Commercial Mortgage Security Corp., Ser.
                2005-CB11, Class A1, 4.52%, due 8/12/37                                Aaa         AAA              210
       220      JP Morgan Chase Commercial Mortgage Security Corp., Ser.
                2005-LDP3, Class A3, 4.96%, due 8/15/42                                Aaa         AAA              212
       100      JP Morgan Chase Commercial Mortgage Security Corp., Ser.
                2006-CB15, Class A4, 5.81%, due 6/12/43                                Aaa                          101
       335      JP Morgan Chase Commercial Mortgage Security Corp., Ser.
                2006-CB14, Class ASB, 5.51%, due 12/12/44                              Aaa         AAA              332
       115      JP Morgan Chase Commercial Mortgage Security Corp., Ser.
                2005-LDP5, Class A4, 5.34%, due 12/15/44                               Aaa         AAA              111
       180      JP Morgan Chase Commercial Mortgage Security Corp., Ser.
                2006-LDP7, Class A4, 6.07%, due 4/15/45                                Aaa         AAA              183
     1,300      JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 5.12%,
                due 6/25/35                                                                        AAA            1,282
       881      LB Commercial Conduit Mortgage Trust, Ser. 1998-C4, Class
                A1B, 6.21%, due 10/15/35                                               Aaa         AAA              891
       455      Master Adjustable Rate Mortgages Trust, Ser. 2005-6, Class
                3A2, 5.06%, due 7/25/35                                                Aaa         AAA              451
       193      Merrill Lynch Mortgage Trust, Ser. 2005-MKB2, Class A1,
                4.45%, due 9/12/42                                                     Aaa         AAA              189
       315      Morgan Stanley Capital I, Ser. 2006-XLF, Class A1, 5.49%,
                due 8/15/06                                                            Aaa         AAA              315 (n)(0)(u)
       140      Morgan Stanley Capital I, Ser. 2005-T17, Class A5, 4.78%,
                due 12/13/41                                                                       AAA              132
       401      MortgageIT Trust, Ser. 2005-3, Class A1, 5.68%, due 8/25/06            Aaa         AAA              401   (00)(u)
        13      Novastar NIM Trust, Ser. 2005-N1, 4.78%, due 10/26/35                              A                 13       (n)
       460      Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31,
                5.63%, due 9/25/35                                                     Aaa         AAA              458
       512      Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21,
                6.00%, due 1/25/36                                                     Aaa         AAA              514
       148      Thornburg Mortgage Securities Trust, Ser. 2006-2, Class A1B,
                5.43%, due 8/25/06                                                     Aaa         AAA              148   (00)(u)
       493      Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C17,
                Class A1, 4.43%, due 3/15/42                                           Aaa         AAA              484
       330      Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22,
                Class A4, 5.44%, due 12/15/44                                          Aaa         AAA              321

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                     VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
FANNIE MAE
     1,776      Pass-Through Certificates, 5.00%, due 3/1/21 - 6/1/36               AGY         AGY               1,689
       235      Pass-Through Certificates, 6.00%, due 11/1/15                       AGY         AGY                 238
       193      Pass-Through Certificates, 8.00%, due 10/1/31                       AGY         AGY                 204
       220      Pass-Through Certificates, 8.50%, due 4/1/34                        AGY         AGY                 235
     8,225      Pass-Through Certificates, 5.00%, TBA, 15 Year Maturity             AGY         AGY               7,986       (0)
     7,105      Pass-Through Certificates, 5.01%, TBA, 30 Year Maturity             AGY         AGY               6,723       (0)
    10,235      Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity             AGY         AGY               9,938       (0)
       730      Pass-Through Certificates, 6.00%, TBA, 30 Year Maturity             AGY         AGY                 725       (0)
FREDDIE MAC
       160      Pass-Through Certificates, 6.50%, due 11/1/25                       AGY         AGY                 163
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     1,154      Pass-Through Certificates, 8.00%, due 12/15/27                      AGY         AGY               1,224
                                                                                                             ----------

                TOTAL MORTGAGE-BACKED SECURITIES (COST $46,434)                                                  46,487
                                                                                                             ----------
CORPORATE DEBT SECURITIES (18.5%)
       730      Abbott Laboratories, Notes, 5.88%, due 5/15/16                       A1          AA                 734
       155      American Home Products Corp., Notes, 6.70%, due 3/15/11            Baa1           A                 163
        90      Ameriprise Financial, Inc., Senior Unsecured Notes, 5.65%,
                due 11/15/15                                                         A3          A-                  88
        35      Anadarko Finance Co., Guaranteed Notes, Ser. B, 7.50%, due
                5/1/31                                                             Baa1        BBB+                  39
       225      AT&T Broadband Corp., Guaranteed Notes, 8.38%, due 3/15/13         Baa2        BBB+                 252
       145      AT&T Wireless Services, Inc., Senior Notes, 7.88%, due
                3/1/11                                                             Baa2           A                 157
       210      AT&T Wireless Services, Inc., Senior Notes, 8.75%, due
                3/1/31                                                             Baa2           A                 260
       155      AXA, Subordinated Notes, 8.60%, due 12/15/30                         A3        BBB+                 189
       345      Cisco Systems, Inc., Senior Unsecured Notes, 5.50%, due
                2/22/16                                                              A1          A+                 336
     1,120      Citigroup, Inc., Subordinated Notes, 5.00%, due 9/15/14             Aa2          A+               1,062
        65      Comcast Cable Communications, Senior Notes, 6.88%, due
                6/15/09                                                            Baa2        BBB+                  67
       100      Comcast Corp., Senior Unsecured Notes, 6.50%, due 11/15/35         Baa2        BBB+                  96
       350      Cox Communications, Inc., Notes, 6.75%, due 3/15/11                Baa3        BBB-                 359
        75      D.R. Horton, Inc., Unsubordinated Notes, 6.50%, due 4/15/16        Baa3        BBB-                  72
       195      DaimlerChrysler N.A. Holdings Corp., Guaranteed Notes,
                8.50%, due 1/18/31                                                   A3         BBB                 225
       105      Dominion Resources, Inc., Senior Unsecured Notes, 5.15%, due
                7/15/15                                                            Baa2         BBB                  98
       155      DTE Energy Co., Senior Notes, 7.05%, due 6/1/11                    Baa2        BBB-                 162
       115      Embarq Corp., Notes, 7.08%, due 6/1/16                             Baa3        BBB-                 116
       135      ERAC USA Finance Co., Bonds, 5.90%, due 11/15/15                   Baa1          A-                 132       (n)
       130      Exelon Corp., Notes, 4.90%, due 6/15/15                            Baa2         BBB                 120
       285      FirstEnergy Corp., Notes, Ser. B, 6.45%, due 11/15/11              Baa3        BBB-                 293
       415      Goldman Sachs Group, Inc., Notes, 5.25%, due 10/15/13               Aa3          A+                 401
       260      Goldman Sachs Group, Inc., Subordinated Notes, 6.45%, due
                5/1/36                                                               A1           A                 256
        90      Harrahs Operating, Inc., Bonds, 5.63%, due 6/1/15                  Baa3        BBB-                  84
       195      Harrahs Operating, Inc., Notes, 6.50%, due 6/1/16                  Baa3        BBB-                 192
       785      Home Depot, Inc., Senior Unsecured Notes, 5.40%, due 3/1/16         Aa3          AA                 763
       235      Household Finance Corp., Notes, 4.75%, due 5/15/09                  Aa3         AA-                 231
        90      Household Finance Corp., Unsecured Notes, 4.13%, due
                11/16/09                                                            Aa3         AA-                  86
       100      Household Finance Corp., Senior Unsubordinated Notes, 7.00%,
                due 5/15/12                                                         Aa3         AA-                 106

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
PRINCIPAL AMOUNT                                                                         RATING                     VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
       390      International Lease Finance Corp., Unsubordinated Notes,
                4.75%, due 7/1/09                                                      A1          AA-              382
       125      John Deere Capital Corp., Senior Medium-Term Notes, Ser. D,
                4.88%, due 3/16/09                                                     A3          A-               123
       245      JP Morgan Chase Capital XV, Subordinated Notes, 5.88%, due
                3/15/35                                                                A1          A-               223
       205      Kaneb Pipe Line Operating Partnership L.P., Senior Notes,
                5.88%, due 6/1/13                                                      Baa3        BBB-             202
       110      Kinder Morgan Finance Corp., Guaranteed Notes, 5.35%, due
                1/5/11                                                                 Baa2        BBB              103
       110      Kinder Morgan Finance Corp., Guaranteed Notes, 5.70%, due
                1/5/16                                                                 Baa2        BBB               96
       175      Kraft Foods, Inc., Notes, 4.00%, due 10/1/08                           A3          BBB+             170
       140      Lennar Corp., Senior Unsecured Notes, Ser. B, 5.60%, due
                5/31/15                                                                Baa2        BBB              129
       200      Merrill Lynch & Co., Medium-Term Notes, Ser. B, 4.00%, due
                11/15/07                                                               Aa3         A+               197
       145      Merrill Lynch & Co., Subordinated Notes, 6.05%, due 5/16/16            A1          A                145
       150      Metlife, Inc., Senior Notes, 5.70%, due 6/15/35                        A2          A                137
       685      MidAmerican Energy Holdings Co., Bonds, 6.13%, due 4/1/36              Baa1        BBB+             659       (n)
       105      News America, Inc., Guaranteed Notes, 6.20%, due 12/15/34              Baa2        BBB               96
       175      News America, Inc., Notes, 6.40%, due 12/15/35                         Baa2        BBB              165       (n)
       175      Progress Energy, Inc., Senior Notes, 5.85%, due 10/30/08               Baa2        BBB-             176
       170      Prologis, Senior Notes, 5.63%, due 11/15/15                            Baa1        BBB+             164
       170      Regions Financial Corp., Senior Notes, 4.50%, due 8/8/08               A1          A                167
        90      Residential Capital Corp., Guaranteed Notes, 6.00%, due
                2/22/11                                                                Baa3        BBB-              88
       315      SBC Communications, Inc., Notes, 5.30%, due 11/15/10                   A2          A                310
       100      Simon Property Group L.P., Notes, 4.60%, due 6/15/10                   Baa1        A-                96
       355      Simon Property Group L.P., Unsubordinated Notes, 5.75%, due
                12/1/15                                                                Baa1        A-               348
       140      SLM Corp., Medium-Term Notes, 5.13%, due 8/27/12                       A2          A                135
       180      Sprint Capital Corp., Guaranteed Notes, 7.63%, due 1/30/11             Baa2        A-               192
        90      Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32             Baa2        A-               110
       270      Suntrust Bank, Subordinated Notes, 5.00%, due 9/1/15                   Aa3         A+               254
       410      Telecom Italia Capital, Notes, 5.25%, due 10/1/15                      Baa2        BBB+             377
       100      Telefonica Europe BV, Guaranteed Notes, 7.75%, due 9/15/10             Baa1        BBB+             107
       335      Telefonos de Mexico S.A., Notes, 4.50%, due 11/19/08                   A3          BBB+             325
        35      Valero Energy Corp., Senior Unsecured Notes, 7.50%, due
                4/15/32                                                                Baa3        BBB-              39
       145      Verizon Global Funding Corp., Senior Notes, 5.85%, due
                9/15/35                                                                A3          A                129
       200      Verizon Virginia, Inc., Debentures, 4.63%, due 3/15/13                 Baa1        A                182
       255      Wachovia Corp., Senior Medium-Term Notes, 5.70%, due 8/1/13            Aa3         A+               256
        90      Wells Fargo Bank NA, Subordinated Notes, 4.75%, due 2/9/15             Aa1         AA                84
        90      Whirlpool Corp., Notes, 6.50%, due 6/15/16                             Baa2        BBB               90
       435      Zurich Capital Trust I, Guaranteed Notes, 8.38%, due 6/1/37            Baa2        A-               460       (n)
                                                                                                             ----------
                TOTAL CORPORATE DEBT SECURITIES (COST $14,557)                                                   14,055
                                                                                                             ----------
ASSET-BACKED SECURITIES (31.2%)
        24      ABSC NIMS Trust, Ser. 2005-HE6, Class A1, 5.05%, due 8/27/35                       A-                24       (n)
     1,015      American Express Credit Account Master Trust, Ser. 2003-1,
                Class A, 5.48%, due 8/15/06                                            Aaa         AAA            1,017   (00)(u)
       105      ArCap REIT, Inc., Subordinated Bonds, Ser. 2004-1A, Class D,
                5.64%, due 4/21/39                                                     A3          A-               101       (n)

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
PRINCIPAL AMOUNT                                                                         RATING                     VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
        54      Asset Backed Funding Certificates, Ser. 2004-HE1, Class A2,
                5.70%, due 8/25/06                                                     Aaa         AAA               54   (00)(u)
        17      Asset Backed Funding Corp. NIM Trust, Ser. 2005-WF1A, Class
                N1, 4.75%, due 3/26/35                                                                               17  (n)(^^^)
     1,075      Asset Backed Securities Corp. Home Equity Loan, Ser.
                2005-HE6, Class A2B, 5.64%, due 8/25/06                                Aaa         AAA            1,077   (00)(u)
       590      BMW Floorplan Master Owner Trust, Ser. 2003-1A, Class A,
                5.42%, due 8/17/06                                                     Aaa         AAA              590(n)(00)(u)
       275      Capital One Multi-Asset Execution Trust, Ser. 2002-A1, Class
                A1, 5.64%, due 8/15/06                                                 Aaa         AAA              276   (00)(u)
       401      Capital One Prime Auto Receivables Trust, Ser. 2004-1, Class
                A4, 5.44%, due 8/15/06                                                 Aaa         AAA              401   (00)(u)
       104      Carmax Auto Owner Trust, Ser. 2004-1, Class D, 3.52%, due
                11/15/10                                                               Baa2        BBB              102
       126      Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser.
                2004-1, Class 2A2, 5.61%, due 8/25/06                                  Aaa         AAA              126   (00)(u)
        77      Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser.
                2002-2, Class 2A1, 5.64%, due 8/25/06                                  Aaa         AAA               77   (00)(u)
     1,365      Chase Issuance Trust, Ser. 2005-A1, Class A1, 5.38%, due
                8/15/06                                                                Aaa         AAA            1,365   (00)(u)
       250      Citibank Credit Card Issuance Trust, Ser. 2003-A11, Class
                A11, 5.56%, due 10/15/06                                               Aaa         AAA              250   (00)(u)
       315      Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class
                A1B, 5.49%, due 8/25/06                                                Aaa         AAA              315   (00)(u)
       522      College Loan Corp. Trust, Ser. 2003-2, Class A2, 5.63%, due
                10/25/06                                                               Aaa         AAA              522   (00)(u)
       225      Collegiate Funding Services Education Loan Trust 1, Ser.
                2003-B, Class A1, 5.59%, due 9/28/06                                   Aaa         AAA              226   (00)(u)
       362      Countrywide Asset-Backed Certificates, Ser. 2005-17, Class
                4AV1, 5.49%, due 8/25/06                                               Aaa         AAA              362   (00)(u)
        28      Countrywide Asset-Backed Certificates, Ser. 2005-SD2, Class
                A1A, 5.55%, due 8/25/06                                                Aaa         AAA               28(n)(00)(u)
       193      Countrywide Asset-Backed Certificates, Ser. 2004-14, Class
                A2, 5.66%, due 8/25/06                                                 Aaa         AAA              193   (00)(u)
       130      Countrywide Asset-Backed Certificates, Ser. 2004-13, Class
                AV4, 5.68%, due 8/25/06                                                Aaa         AAA              130   (00)(u)
        18      Countrywide Asset-Backed Certificates, Ser. 2005-5N, Class
                N, 5.00%, due 7/25/36                                                              BBB               18       (n)
        22      Countrywide Asset-Backed Certificates, Ser. 2005-2N, Class
                N, 4.50%, due 8/25/36                                                              BBB               22       (n)
       151      Countrywide Home Equity Loan Trust, Ser. 2002-D, Class A,
                5.61%, due 8/15/06                                                     Aaa         AAA              151   (00)(u)
       460      Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A,
                5.61%, due 8/15/06                                                     Aaa         AAA              461   (00)(u)
       123      Credit-Based Asset Servicing and Securities Trust, Ser.
                2006-CB3, Class AV1, 5.45%, due 8/25/06                                Aaa         AAA              123   (00)(u)
       360      Credit-Based Asset Servicing and Securities Trust, Ser.
                2006-CB6, Class A22, 5.49%, due 8/25/06                                Aaa         AAA              360   (00)(u)
       385      Credit-Based Asset Servicing and Securities Trust, Ser.
                2005-CB5, Class AV2, 5.64%, due 8/25/06                                Aaa         AAA              386   (00)(u)
       570      Discover Card Master Trust I, Ser. 2005-1, Class A, 5.38%,
                due 8/15/06                                                            Aaa         AAA              570   (00)(u)
        70      Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3,
                6.14%, due 8/16/06                                                     Aaa         AAA               70   (00)(u)
         6      Equifirst Mortgage Loan Trust, Ser. 2005-1, Class A1, 5.45%,
                due 8/25/06                                                            Aaa         AAA                6   (00)(u)

See Notes to Schedule of Investments

                                                                                                        JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
PRINCIPAL AMOUNT                                                                         RATING                     VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)

       312      Equifirst Mortgage Loan Trust, Ser. 2004-3, Class A2, 5.72%,
                due 8/25/06                                                            Aaa         AAA              312   (00)(u)
        27      Fannie Mae Grantor Trust, Ser. 2005-T3, Class A1A, 5.43%,
                due 8/25/06                                                            Aaa         AAA               27   (00)(u)
        31      Fannie Mae Grantor Trust, Ser. 2003-T3, Class 1A, 5.51%, due
                8/25/06                                                                Aaa         AAA               31   (00)(u)
        49      Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 5.63%, due
                8/25/06                                                                Aaa         AAA               49   (00)(u)
       244      Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 5.50%, due
                8/25/06                                                                Aaa         AAA              244   (00)(u)
        58      Fannie Mae Whole Loan, Ser. 2003-W16, Class AV1, 5.54%, due
                8/25/06                                                                Aaa         AAA               58   (00)(u)
        22      Fannie Mae Whole Loan, Ser. 2002-W2, Class AV1, 5.64%, due
                8/25/06                                                                Aaa         AAA               22   (00)(u)
       141      First Franklin Mortgage Loan Trust, Asset-Backed
                Certificates, Ser. 2006-FF5, Class 2A1, 5.43%, due 8/25/06             Aaa         AAA              141   (00)(u)
       308      First Franklin Mortgage Loan Trust, Asset-Backed
                Certificates, Ser. 2006-FF3, Class A2A, 5.47%, due 8/25/06             Aaa         AAA              309   (00)(u)
       428      First Franklin Mortgage Loan Trust, Asset-Backed
                Certificates, Ser. 2004-FFH3, Class 2A1, 5.76%, due 8/25/06            Aaa         AAA              430   (00)(u)
       565      Ford Credit Floorplan Master Owner Trust, Ser. 2004-1, Class
                A, 5.41%, due 8/15/06                                                  Aaa         AAA              565   (00)(u)
       662      Fremont Home Loan Trust, Series 2004-4, Class 1A1, 5.76%,
                due 8/25/06                                                            Aaa         AAA              664   (00)(u)
        21      Fremont NIM Trust, Ser. 2005-C, 5.58%, due 7/25/35                                 BBB               21       (n)
       285      GE Dealer Floorplan Master Note Trust, Ser. 2005-1, Class A,
                5.42%, due 8/21/06                                                     Aaa         AAA              285   (00)(u)
       640      GE Dealer Floorplan Master Note Trust, Ser. 2004-2, Class A,
                5.46%, due 8/21/06                                                     Aaa         AAA              641   (00)(u)
       320      GMAC Mortgage Corp. Loan Trust, Ser. 2005-HE3, Class A2,
                5.54%, due 8/25/06                                                     Aaa         AAA              320   (00)(u)
       240      GMAC Mortgage Corp. Loan Trust, Ser. 2004-HE4, Class A2,
                5.57%, due 8/25/06                                                     Aaa         AAA              241   (00)(u)
       250      Hasco NIM Trust, Ser. 2006-FF9, Class A, 6.75%, due 6/26/36                                         249    (n)(t)
       201      Household Home Equity Loan Trust, Ser. 2006-1, Class A1,
                5.52%, due 8/21/06                                                     Aaa         AAA              201   (00)(u)
       270      HSI Asset Securitization Corp. Trust, Ser. 2006-WMC1, Class
                A2, 5.50%, due 8/25/06                                                 Aaa         AAA              270    (0)(u)
       178      HSI Asset Securitization Corp. Trust, Ser. 2005-I1, Class
                2A1, 5.51%, due 8/25/06                                                Aaa         AAA              178   (00)(u)
       660      Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 5.91%, due
                10/13/06                                                               Aaa         AAA              660(n)(00)(u)
       385      Long Beach Mortgage Loan Trust, Ser. 2005-1, Class 2A3,
                5.76%, due 8/25/06                                                     Aaa         AAA              388   (00)(u)
        22      Master Asset Backed Securities Trust, Ser. 2004-OPT1, Class
                A3, 5.64%, due 8/25/06                                                 Aaa         AAA               22   (00)(u)
       685      MBNA Credit Card Master Note Trust, Ser. 2004-A7, Class A7,
                5.47%, due 8/15/06                                                     Aaa         AAA              687   (00)(u)
       505      MBNA Credit Card Master Note Trust, Ser. 2002-A13, Class A,
                5.50%, due 8/15/06                                                     Aaa         AAA              506   (00)(u)
       390      MBNA Master Credit Card Trust, Ser. 2000-D, Class A, 5.57%,
                due 8/15/06                                                            Aaa         AAA              391   (00)(u)
        79      Merrill Auto Trust Securitization, Ser. 2005-1, Class A2B,
                5.39%, due 8/25/06                                                     Aaa         AAA               80   (00)(u)
       237      MSDWCC Heloc Trust, Ser. 2003-2, Class A, 5.64%, due 8/25/06           Aaa         AAA              238   (00)(u)

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
PRINCIPAL AMOUNT                                                                         RATING                     VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)

        95      Navistar Financial Corp. Owner Trust, Ser. 2003-B, Class A3,
                5.57%, due 8/15/06                                                     Aaa         AAA               95   (00)(u)
        39      New Century Mortgage Corp. NIM Trust, Ser. 2005-A, Class N1,
                4.70%, due 8/25/35                                                                 A-                39       (n)
       260      Newcastle CDO, Ltd., Ser. 2004-4A, Class 3FX, 5.11%, due
                3/24/39                                                                A2          A                241       (n)
        25      Nissan Auto Lease Trust, Ser. 2003-A, Class A3A, 5.51%, due
                8/15/06                                                                Aaa         AAA               25   (00)(u)
       590      Nissan Master Owner Trust Receivables, Ser. 2005-A, Class A,
                5.40%, due 8/15/06                                                     Aaa         AAA              590   (00)(u)
        15      Novastar Home Equity Loan, Ser. 2005-1, Class A2A, 5.51%,
                due 8/25/06                                                            Aaa         AAA               15   (00)(u)
         4      Novastar NIM Note Trust, Ser. 2004-N3, 3.97%, due 3/25/35                          A                  4       (n)
        56      Option One Mortgage Loan Trust, Ser. 2003-1, Class A2,
                5.80%, due 8/25/06                                                     Aaa         AAA               56   (00)(u)
        48      Option One Mortgage Loan Trust, Ser. 2002-2, Class A, 5.93%,
                due 8/25/06                                                            Aaa         AAA               48   (00)(u)
        38      Option One Mortgage Loan Trust, Ser. 2001-4, Class A, 5.99%,
                due 8/25/06                                                            Aaa         AAA               38   (00)(u)
       660      Option One Mortgage Loan Trust, Ser 2006-2, Class M7, 6.39%,
                due 8/25/06                                                            Baa1        BBB+             660   (00)(u)
        70      Park Place Securities NIM Trust, Ser. 2005-WCW2, Class A,
                5.50%, due 7/25/35                                                                                   70    (n)(t)
       118      Renaissance Home Equity Loan Trust, Ser. 2005-3, Class AF1,
                5.53%, due 8/25/06                                                     Aaa         AAA              118   (00)(u)
        44      Renaissance Home Equity Loan Trust, Ser. 2005-4, Class N,
                7.14%, due 2/25/36                                                                 BBB               43       (n)
        21      Residential Asset Mortgage Products NIM Note Trust, Ser.
                2005-NM2, 5.19%, due 4/25/35                                                                         21    (n)(t)
        54      Residential Asset Mortgage Products, Inc., Ser. 2003-RS2,
                Class AII, 5.72%, due 8/25/06                                          Aaa         AAA               54   (00)(u)
       151      Residential Asset Mortgage Products, Inc., Ser. 2003-RS3,
                Class AII, 5.74%, due 8/25/06                                          Aaa         AAA              151   (00)(u)
        46      Residential Asset Mortgage Products, Inc., Ser. 2002-RS5,
                Class AII, 5.76%, due 8/25/06                                          Aaa         AAA               47   (00)(u)
        54      Residential Asset Mortgage Products, Inc., Ser. 2003-RS1,
                Class AII, 5.78%, due 8/25/06                                          Aaa         AAA               54   (00)(u)
        26      Residential Asset Securities Corp., Ser. 2003-KS1, Class A2,
                5.76%, due 8/25/06                                                     Aaa         AAA               26   (00)(u)
        40      Residential Asset Securities Corp., Ser. 2002-KS3, Class
                A1B, 5.89%, due 8/25/06                                                Aaa         AAA               39   (00)(u)
       145      Residential Funding Mortgage Securities II, Ser. 2005-HI2,
                Class A1, 5.53%, due 8/25/06                                           Aaa         AAA              145   (00)(u)
        67      Saxon Asset Securities Trust, Ser. 2004-1, Class A, 5.66%,
                due 8/25/06                                                            Aaa         AAA               67   (00)(u)
        95      SB Finance NIM Trust, Ser. 2005-WFHE, 4.75%, due 7/25/35                           A-                94       (n)
        14      Securitized Asset-Backed Receivables LLC, Ser. 2004-OP1,
                Class A2, 5.64%, due 8/25/06                                           Aaa         AAA               14   (00)(u)
       454      SLM Student Loan Trust, Ser. 2005-A, Class A1, 5.37%, due
                9/15/06                                                                Aaa         AAA              454   (00)(u)
        48      SLM Student Loan Trust, Ser. 2004-10, Class A2, 5.51%, due
                10/25/06                                                               Aaa         AAA               48   (00)(u)
        17      Soundview NIM Trust, Ser. 2005-D01, Class N1, 4.70%, due
                5/25/35                                                                            A+                17
       200      Specialty Underwriting & Residential Finance, Ser. 2006-AB1,
                Class A2, 5.53%, due 8/25/06                                           Aaa         AAA              200   (00)(u)

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
PRINCIPAL AMOUNT                                                                         RATING                     VALUE(+)
($000's omitted)                                                                      Moody's     S&P           ($000's omitted)
        47      Specialty Underwriting & Residential Finance, Ser. 2004-BC2,
                Class A2, 5.66%, due 8/25/06                                           Aaa         AAA               47   (00)(u)
         4      Specialty Underwriting & Residential Finance, Ser. 2003-BC1,
                Class A, 5.72%, due 8/25/06                                            Aaa                            4   (00)(u)
       289      Structured Asset Securities Corp., Ser. 2005-WF1, Class A2,
                5.59%, due 8/25/06                                                     Aaa         AAA              289   (00)(u)
         8      Structured Asset Securities Corp., Ser. 2003-BC1, Class A,
                5.89%, due 8/25/06                                                     Aaa         AAA                8   (00)(u)
       350      Textron Financial Floorplan Master Notes Trust, Ser.
                2005-A1, Class A, 5.48%, due 8/14/06                                   Aaa         AAA              351(n)(00)(u)
       665      Volkswagen Credit Auto Master Trust, Ser. 2005-1, Class A,
                5.40%, due 8/21/06                                                     Aaa         AAA              665   (00)(u)
       226      Wachovia Asset Securitization, Inc., Ser. 2003-HE3, Class A,
                5.64%, due 8/25/06                                                     Aaa         AAA              226   (00)(u)
       128      WFS Financial Owner Trust, Ser. 2004-1, Class D, 3.17%, due
                8/22/11                                                                A1          A                126
       845      World Omni Master Owner Trust, Ser. 2004-1, Class A, 5.44%,
                due 8/15/06                                                            Aaa         AAA              845   (00)(u)
                                                                                                             ----------
                TOTAL ASSET-BACKED SECURITIES (COST $23,706)                                                     23,684
                                                                                                             ----------
NUMBER OF SHARES
SHORT-TERM INVESTMENTS (4.6%)
 3,512,105      Neuberger Berman Prime Money Fund Trust Class (COST $3,512)                                       3,512    (#)(@)
                                                                                                             ----------
                TOTAL INVESTMENTS (133.3%) (COST $101,826)                                                      101,123      (##)

                Liabilities, less cash, receivables
                     and other assets [(33.3%)]                                                                 (25,239)
                                                                                                             ----------
                TOTAL NET ASSETS (100.0%)                                                                       $75,884
                                                                                                             ----------




See Notes to Schedule of Investments

                                                       JULY 31, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund
---------------------------------------------------------------

(+) Investments in securities by Lehman Brothers Core Bond Fund (the "Fund") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by methods the Board of Trustees of Neuberger Berman Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)     At cost, which approximates market value.

(##) At July 31, 2006, the cost of investments for U.S. federal income tax purposes was $101,867,000. Gross unrealized appreciation of investments was $405,000 and gross unrealized depreciation of investments was $1,149,000, resulting in net unrealized depreciation of $744,000, based on cost for U.S. federal income tax purposes.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At July 31, 2006, these securities amounted to $5,855,000 or 7.7% of net assets.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(^^^)   Rated A- by Fitch Investors Services, Inc.

(t)     Rated BBB by Fitch Investors Services, Inc.

(0) All or a portion of this security was purchased on a when-issued basis. At July 31, 2006, these securities amounted to $26,212,000.

(00) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2006.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

                                                      JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT        SECURITY(@)               RATING (@@)           VALUE(+)
($000's omitted)                                Moody      S&P  ($000's omitted)

NEW YORK (97.2%)
        6,100 ABN Amro Munitops Cert. Trust,
              Ser. 2006-3, (LOC: ABN AMRO
              Bank NV), 3.67%, due 8/3/06       VMIG1            6,100(N)(U)
        4,800 Albany IDA Civic Fac. Rev.
              (Albany Med. Ctr. Proj.),
              Ser. 2006 A, (LOC: Citizens Bank),
              3.66%, due 8/3/06                 VMIG1            4,800(U)(B)
        1,880 Albany IDA Civic Fac. Rev.
              (Research Foundation of the
              St. Univ. of New York Proj.),
              Ser. 2002 A, 3.77%, due 8/3/06    VMIG1            1,880(U)(B)
        3,370 Albany IDA Civic Fac. Rev.
              Univ. of Albany Foundation
              Std. Hsg.), Ser. 2001 A,
              (AMBAC Insured), 3.70%, due
              8/3/06                                       A-1   3,370(U)(B)(q)
        2,070 Albany IDA Civic Fac. Rev.
              (Univ. of Albany Foundation
              Std. Hsg.), Ser. 2001 D,
              (AMBAC Insured), 3.70%, due
              8/3/06                                       A-1   2,070(U)(B)(q)
        1,650 Allegany Co. IDA Env. Fac.
              Ref. Rev. (Atlantic
              Richfield Proj.),
              Ser. 2002, 3.68%, due 8/1/06      VMIG1      A-1+  1,650(U)(B)
        5,075 Amherst IDA Civic Fac.
              Rev. (Multi-Mode-Daemen
              College Proj.), Ser.
              2006 B, (Radian Insured),
              3.72%, due 8/3/06                            A-1   5,075(U)(b)(cc)
          975 Auburn StateInd. Dev.
              Au. IDR (Goulds Pumps Inc.
              Proj.), Ser. 1989, (LOC:
              Deutsche Bank), 3.88%, due
              8/2/06                                               975(U)
        1,990 Battery Au. Rev., Ser. 2003,
              (LOC: Merrill Lynch Capital
              Markets), 3.67%, due 8/3/06                        1,990(U)
        1,500 Clarence Central Sch. Dist.
              G.O. BANS, Ser. 2006, 4.00%,
              due 9/14/06                                        1,501
        1,000 Clarence Central Sch. Dist.
              G.O. BANS, Ser. 2006, 4.50%,
              due 7/5/07                                         1,005
        2,000 Clifton Park IDA Multi-Family
              Hsg. Rev. Village Proj.), Ser.
              2006, (LOC: Freddie Mac),
              3.64%, due 8/3/06                 VMIG1            2,000(U)(B)
        2,400 Colonie G.O. BANS, Ser. 2006,
              4.50%, due 4/5/07                                  2,412
        3,000 Corning Sch. Dist. G.O. BANS,
              Ser. 2006, 4.25%, due 6/29/07                      3,013
        2,345 Genesee Co. IDA Rev. (RJ Prop.
              LLC Proj.), Ser. 2000, (LOC:
              JP Morgan Chase), 3.65%, due
              8/2/06                                       A-1+  2,345(U)(B)
        3,400 Hempstead IDA Civic Fac.
              Rev. (Hebrew Academy), Ser. 2006,
              (LOC: Sovereign Bank), 3.64%,
              due 8/3/06                                   A-1+  3,400(U)(bb)
        1,165 Herkimer Co. IDA Civic Fac.
              Rev. (Templeton Foundation
              Proj.), Ser. 2000, (LOC: Key
              Bank), 3.71%, due 8/3/06                           1,165(U)(B)
        1,900 Hilton Central Sch. Dist. G.O.
              RANS, Ser. 2006, 4.13%, due
              6/19/07                                            1,907
        1,100 Jamestown Sch. Dist.
              G.O. BANS, Ser. 2006, 4.50%,
              due 5/23/07                                        1,106
        4,500 Liberty Dev. Corp. Rev.
              (Floaters), Ser. 2006, (LOC:
              Morgan Stanley), 3.66%, due
              8/3/06                            VMIG1            4,500(U)
        3,500 Metro. Trans. Au. Rev., Sub.
              Ser. 2005 E-1, (LOC: Fortis
              Bank), 3.66%, due 8/3/06          VMIG1      A-1+  3,500(U)
        1,500 Minisink Valley Central Sch.
              Dist. G.O. BANS, Ser. 2005,
              4.38%, due 12/8/06                                 1,505
        3,115 Monroe Co. IDA Rev. (Jada
              Precision Proj.), Ser. 1997,
              (LOC: Fleet National Bank),
              3.65%, due 8/2/06                            A-1+  3,115(U)(B)
        2,000 Nassau Co. IDA Civic Fac. Rev.
              North Shore Hebrew Academy Proj.),
              Ser. 2005, (LOC: Sovereign Bank),
              3.65%, due 8/3/06                 VMIG1      A-1+  2,000(U)(B)(i)
        2,000 Nassau Hlth. Care Corp. Rev.,
              Sub. Ser. 2004 C-3, (FSA
              Insured), 3.62%, due 8/3/06       VMIG1      A-1+  2,000(U)(l)
        2,395 New York City G.O., Ser. 2005,
              (LOC: Merrill Lynch Capital
              Markets), 3.67%, due 8/2/06                  A-1   2,395(U)

 See Notes to Schedule of Investments            1

                                                      JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund
--------------------------------------------------------------------------------
cont'd
------

PRINCIPAL AMOUNT        SECURITY(@)               RATING (@@)           VALUE(+)
($000's omitted)                                Moody      S&P  ($000's omitted)

          100 New York City G.O., sub. Ser.
              2006 I-3, (LOC: Bank of
              America), 3.67%, due 8/1/06       VMIG1      A-1+    100(U)
        2,000 New York City Hsg. Dev. Corp.
              Multi-Family Mtge. Rev., Ser.
              2005 A, (LOC: Landesbank
              Hessen-Thueringen
              Girozentrale), 3.63%, due
              8/2/06                                       A-1+  2,000(U)(B)
        2,200 New York City Hsg. Dev. Corp.
              Multi-Family Rental Hsg. Rev.,
              Ser. 2002 A, (LOC: Fannie
              Mae), 3.68%, due 8/2/06                      A-1+  2,200(U)(B)
        5,000 New York City Hsg. Dev. Corp.
              Multi-Family Rental Hsg. Rev.
              (Progress of Peoples Dev.),
              Ser. 2005 A, (LOC: Fannie
              Mae), 3.65%, due 8/2/06                      A-1+  5,000(U)
        3,500 New York City IDA Civic Fac.
              Rev. (Ethical Culture Sch.
              Proj.), Ser. 2005 A, (LOC:
              Dexia Credit Locale de
              France), 3.67%, due 8/3/06                   A-1+  3,500(U)(B)
        1,590 New York City IDA
              Spec. Fac. Rev., Ser. 2005,
              (LOC: Citibank, N.A.), 3.74%,
              due 8/3/06                        VMIG1            1,590(U)
        7,500 New York City IDA Spec. Fac.
              Rev. (Korean Air Lines Co.), Ser.
              1997 A, (LOC: HSBC Bank N.A.),
              3.65%, due 8/2/06                 VMIG1      A-1+  7,500(U)(B)
        1,000 New York City Transitional Fin.
              Au. Rev. (NYC Recovery), Sub. Ser.
              2002 3-F, (LOC: Royal Bank of
              Canada), 3.66%, due 8/1/06        VMIG1      A-1+  1,000(U)
        1,800 New York St. Dorm. Au. Rev.,
              Ser. 2005, (AMBAC Insured),
              3.68%, due 8/3/06                 VMIG1            1,800(U)(g)
        3,500 New York St. Dorm. Au. Rev.,
              Ser. 2005, (FGIC Insured),
              3.68%, due 8/3/06                 VMIG1            3,500(U)(g)
        1,995 New York St. Dorm. Au. Rev.,
              Ser. 2005, (FSA Insured),
              3.68%, due 8/3/06                                  1,995(U)(p)
        7,500 New York St. Dorm. Au. Rev.,
              Ser. 2006, (LOC: Merrill Lynch
              Capital Markets), 3.67%, due
              8/3/06                                       A-1   7,500(U)
          100 New York St. Dorm. Au. Rev.
              (Metro. Museum of Art), Ser.
              1993 B, 3.60%, due 8/2/06         VMIG1      A-1+    100(U)(B)
        1,650 New York St. Dorm. Au. Rev.
              Non placeSt. Supported Debt
              (North Shore-L.I. Jewish),
              Ser. 2005 A, (LOC: Citibank,
              N.A.), 3.58%, due 8/2/06          VMIG1            1,650(U)(B)
        1,100 New York St. Energy Research &
              Dev. Au. Elec. Fac. Rev. (Long
              Island Lighting Co.), Ser.
              1997 A, (LOC: Royal Bank of
              Scotland), 3.69%, due 8/2/06      VMIG1            1,100(U)(B)
        2,000 New York St. Energy Research &
              Dev. Au. Fac. Rev. (Con Edison
              Co. of placeStateNew York),
              Sub. Ser. 2005 A-2, (LOC:
              Wachovia Bank & Trust Co.),
              3.64%, due 8/2/06                 VMIG1      A-1+  2,000(U)(B)
        2,400 New York St. HFA Rev.(521 West
              42nd St. Apts.), Ser. 2004 A,
              (LOC: Key Bank), 3.63%, due
              8/2/06                            VMIG1            2,400(U)(B)
        1,200 New York St. HFA Rev.
              (Biltmore Tower Hsg.), Ser.
              2002 A, (LOC: Fannie Mae),
              3.68%, due 8/2/06                 VMIG1            1,200(U)(B)
        2,000 New York St. HFA Rev.
              (Clinton Green South
              Hsg.), Ser. 2006 A, (LOC: Bank
              of  America), 3.68%, due 8/2/06   VMIG1            2,000(U)
        2,000 New York St. HFA Rev. (East 39
              St. Hsg.), Ser. 2000 A, (LOC:
              Fannie Mae), 3.68%, due 8/2/06    VMIG1            2,000(U)
        1,000 New York St. HFA Rev.
              (Helena Hsg.), Ser. 2004 A,
              (LOC: Fleet National
              Bank), 3.65%, due 8/2/06          VMIG1            1,000(U)(B)
        4,130 New York St. HFA Rev.
              (Historic Front St.), Ser. 2003 A,
              (LOC: Bank of New York), 3.64%,
              due 8/2/06                        VMIG1            4,130(U)(B)
        3,000 New York St. HFA Rev.
              (North End Avenue
              Hsg.), Ser. 2004 A, (LOC:
              Landesbank Hessen-Thueringen
              Girozentrale), 3.63%, due
              8/2/06                            VMIG1            3,000(U)
        1,810 New York St. HFA Rev. (Tribeca
              Green Hsg.), Ser. 2003 A,
              (LOC: Landesbank
              Hessen-Thueringen
              Girozentrale), 3.58%, due
              8/2/06                            VMIG1            1,810(U)(B)



See Notes to Schedule of Investments            2

                                                      JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund
--------------------------------------------------------------------------------
cont'd
------

PRINCIPAL AMOUNT        SECURITY(@)               RATING (@@)           VALUE(+)
($000's omitted)                                Moody      S&P  ($000's omitted)

        6,000 New York St. Local Govt. Assist.
              Corp. Muni. Sec. Trust Receipts
              Rev., Ser. 2006, (AMBAC Insured),
              3.67%, due 8/3/06                            A-1+  6,000(U)(x)
        3,615 New York St. Mtge.      MIG
              Agcy. Rev., Ser. 2005, (LOC:
              JP Morgan Chase), 3.71%, due
              8/3/06                            VMIG1            3,615(U)
        2,000 New York St. Mtge. Agcy. Rev.
              (AMT Homeowner Mtg.), Ser.
              2006, (LOC: Dexia Credit Local
              de France), 3.67%, due 8/1/06     VMIG1            2,000(U)
        1,200 New York St. Thruway Au. Gen.
              Rev., Ser. 2005, (FSA
              Insured), 3.68%, due 8/3/06       VMIG1            1,200(U)(h)
        4,145 New York St. Thruway Au. Gen.
              Rev. (Putters), Ser. 2005,
              (FSA Insured), 3.68%, due
              8/3/06                            VMIG1            4,145(U)(p)
        2,000 New York St. Thruway Au. Hwy.
              & Bridge Trust Fund Rev., Ser.
              2005, (AMBAC Insured), 3.66%,
              due 8/3/06                                         2,000(U)(dd)
        1,540 Oneida Co. IDA Civic Fac. Rev.
              (Mohawk Valley St. Lukes),
              Ser. 2006 E, (LOC: Bank of
              America), 3.65%, due 8/3/06       VMIG1            1,540(U)(B)
        2,000 Onondaga Co. IDA Civic Fac.
              Rev. (Comm. College Hsg. Dev.),
              Ser. 2005 A, (LOC: Citizens
              Bank), 3.66%, due 8/3/06                     A-1+  2,000(U)
        2,000 Putnam Co. IDA Civic Fac. Rev.
              (UTD Cerebral Palsy), Ser.
              2005 A, (LOC: Commerce Bank
              N.A.), 3.72%, due 8/3/06          VMIG1            2,000(U)(B)
        1,005 Riverhead IDA Civic Fac. Rev.
              (Central Suffolk Hosp.
              Proj.), Ser. 2006 A, (LOC:
              HSBC Bank N.A.), 3.64%, due
              8/3/06                            VMIG1            1,005(U)(B)
        1,200 Riverhead IDA Civic Fac. Rev.
              (Central Suffolk Hosp.
              Proj.), Ser. 2006 B, (LOC:
              HSBC Bank N.A.), 3.64%, due
              8/3/06                            VMIG1            1,200(U)(B)
        2,295 Riverhead IDA Civic Fac. Rev.
              (Central Suffolk Hosp.
              Proj.), Ser. 2006 C, (LOC:
              HSBC Bank N.A.), 3.64%, due
              8/3/06                            VMIG1            2,295(U)(B)
        1,435 Suffolk Co. IDA Rev. (Target
              Rock Corp.), Ser. 1987, (LOC:
              Bank of America),
              3.67%, due 8/1/06                 P-1        A-1+  1,435(U)(B)
        2,000 Tompkins Co. IDA Civic Fac.
              Rev. (Ithaca College), Ser. 2005
              B, (LOC: HSBC Bank N.A.),
              3.65%, due 8/3/06                 VMIG1            2,000(U)(B)
        1,985 Triborough Bridge & Tunnel Au.
              Rev. (Putters), Ser. 2002,
              (MBIA Insured), 3.68%, due
              8/3/06                                       A-1   1,985(U)(p)
        4,110 Utica IDA Civic Fac. Rev.
              (Utica College Proj.), Ser.
              2005 A, (LOC: Citizens Bank),
              3.67%, due 8/3/06                 VMIG1            4,110(U)(B)
        4,800 Warren & Washington
              Cos. IDA Civic Fac. Rev. (Glen
              at Hiland Meadows Proj.), Ser.
              2000, (LOC: Sovereign Bank),
              3.65%, due 8/2/06                            A-1   4,800(U)(B)(w)
        3,000 Wayne Finger Lakes Board Coop
              Ed. Svcs. Sole Supervisory
              Rev. RANS, 4.25%, due 6/28/07                      3,010
        5,000 Westchester Co. IDA Rev.
              (Levister Redev. placeCo.
              LLC), Ser. 2001 B, (LOC:
              Wachovia Bank & Trust Co.),
              3.65%, due 8/1/06                 VMIG1            5,000(U)(B)
                                                               178,194

PUERTO RICO (1.6%)
        3,000 Puerto Rico Tourist Ed. Med. &
              Env. Ctrl. Fac. Rev., Ser. 2000,
              (LOC: Morgan Stanley), 3.64%, due
              8/3/06                            VMIG1            3,000(U)(B)

              TOTAL INVESTMENTS (98.8%)                        181,194

              Cash, receivables and other assets, less
              liabilities (1.2%)                                 2,120

              TOTAL NET ASSETS (100.0%)                       $183,314


See Notes to Schedule of Investments            3

                                                                                                  JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS LEHMAN BROTHERS MUNICIPAL MONEY FUND
------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                      RATING(@@)       VALUE(+)
($000's omitted)                                                                           Moody'  S&P   ($000's omitted)

ALABAMA (0.7%)
         6,000    Birmingham Med. Clinic Board Rev. (UAHSF Med. Clinic), Ser. 1998, (LOC:
                  Southtrust Bank), 3.71%, due 8/4/06                                                     6,000(U)(B)
           300    Decatur IDB Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.), Ser.
                  1995, 3.72%, due 8/1/06                                                  VMIG1            300(U)(B)
                                                                                                          6,300
ALASKA (0.3%)
         3,000    Alaska St. Int'l. Arpt. Rev., Ser. 2006 C, (MBIA Insured), 3.70%, due
                  8/2/06                                                                   VMIG1   A-1+   3,000(U)(00)(t)
ARIZONA (2.0%)
         5,800    Greater Dev. Au. Rev. (ABN Amro Munitops Cert. Trust), Ser. 2005, (MBIA
                  Insured), 3.68%, due 8/3/06                                              VMIG1          5,800(U)(a)
        10,000    Scottsdale Ind. Dev. Au. Hosp. Rev., Ser. 2006, (LOC: Citigroup Global
                  Markets), 3.69%, due 8/3/06                                              VMIG1         10,000(U)
         2,750    Tucson Ind. Dev. Au. Joint Single Family Mtge. Rev., Ser. 2006 B, (LOC:
                  GNMA), 4.90%, due 8/3/07                                                 VMIG1          2,773(0)
                                                                                                         18,573
ARKANSAS (0.7%)
         6,375    North Little Rock Residential Hsg. Fac. Board Multi-Family Rev., Ser.
                  2004, (LOC: Government National Mortgage Association), 3.68%, due 8/3/06 VMIG1          6,375(U)(u)
CALIFORNIA (0.1%)
         1,000    California Hlth. Fac. Fin. Au. Rev. Muni. Sec. Trust Receipts, Ser.
                  1998, (FSA Insured), 3.70%, due 8/2/06                                   VMIG1          1,000(U)(p)
COLORADO (2.2%)
         5,000    Denver City & Co. Arpt. Rev., Sub. Ser. 2005 C-2, (CIFG Insured),
                  3.72%, due 8/2/06                                                        VMIG1   A-1    5,000(U)(v)
         1,800    Denver City & Co. Arpt. Rev. Muni. Sec. Trust Receipts Rev., Ser. 1996,
                  (MBIA Insured), 3.68%, due 8/2/06                                                A-1+   1,800(U)(x)
         8,450    Denver City & Co. Arpt. Sys. Rev., Ser. 2002 C, (LOC: Societe
                  Generale), 3.70%, due 8/2/06                                             VMIG1   A-1+   8,450(U)
         5,305    El Paso Co. Multi-Family Hsg. Ref. Rev. (Briarglen Apts. Proj.), Ser.
                  1995, (LOC: Freddie Mac), 3.67%, due 8/2/06                                      A-+    5,305(U)(B)
                                                                                                         20,555
CONNECTICUT (0.7%)
         5,400    Bridgeport TANS, Ser. 2006, 4.50%, due 9/15/06                                          5,403
         1,115    Winchester BANS, Ser. 2005, 4.00%, due 11/16/06                                         1,117
                                                                                                          6,520
DELAWARE (0.5%)
         5,000    Wilmington G.O., Ser. 2006 B, (FGIC Insured), 3.70%, due 8/3/06          VMIG1   A-1+   5,000(U)(b)
DISTRICT OF COLUMBIA (3.0%)
         1,300    District of Colombia Rev. (Institute for Int'l. Econ. Issue), Ser.
                  2000, (LOC: SunTrust Bank), 3.64%, due 8/2/06                            VMIG1          1,300(U)(B)
         9,505    District of Columbia Wtr. & Swr. Au. Pub. Util. Rev., Ser. 1999, (FSA
                  Insured), 3.68%, due 8/3/06                                                      A-1+   9,505(U)(g)
         7,205    District of Columbia Wtr. & Swr. Au. Pub. Util. Rev., Ser. 2006 3, (FSA
                  Insured), 3.68%, due 8/3/06                                                      A-1+   7,205(U)(e)
         4,630    Metro. Washington Arpt. Au. Sys. Ref. Rev., Ser. 2002 C, (FSA Insured),
                  3.70%, due 8/2/06                                                        VMIG1   A-1+   4,630(U)(l)
         5,670    Metro. Washington Arpt. Au. Sys. Ref. Rev., Ser. 2006 D, (FSA Insured),
                  3.71%, due 8/3/06                                                                       5,670(U)(n)
                                                                                                         28,310

See Notes to Schedule of Investments                                           1

                                                                                                JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS LEHMAN BROTHERS MUNICIPAL MONEY FUND  cont'd
---------------------------------------------------------------------

PRINCIPAL AMOUNT           SECURITY(@)                                                      RATING(@@)      VALUE(+)
($000's omitted)                                                                           Moody'  S&P   ($000's omitted)
ALABAMA (0.7%)

FLORIDA (1.9%)
         6,235    Broward Co. Sch. Brd. Cert. Partner, Ser. 2006 DB-199, (FSA Insured),
                  3.67%, due 8/2/06                                                                       6,235(U)(k)
         1,500    Florida Hsg. Fin. Corp. Multi-Family Mtge. Ref. Rev. (Monterey Lake),            A-1+
                  Ser. 2005 C, (LOC: Freddie Mac), 3.67%, due 8/2/06                                      1,500(U)(B)
         6,900    Miami-Dade Co. Aviation Rev. (Floaters), Ser. 2006, (CIFG Insured),
                  3.71%, due 8/3/06                                                        VMIG1          6,900(U)(v)
         1,700    Palm Beach Co. Rev. (The Norton Gallery and Sch. of Art, Inc. Proj.),
                  Ser. 2000, (LOC: Bank of America), 3.67%, due 8/2/06                             A-1+   1,700(U)(B)
         1,000    St. Lucie Co. Solid Waste Disp. Ref. Rev. (Florida Pwr. & Light Co.
                  Proj.), Ser. 2003, 3.74%, due 8/1/06                                     VMIG1          1,000(U)(B)
                                                                                                         17,335
GEORGIA (3.7%)
         5,000    Atlanta Arpt. Passenger Fac. Charge Rev., Ser. 2006-1301, (FSA
                  Insured), 3.68%, due 8/3/06                                              VMIG1          5,000(U)(v)
         4,000    Atlanta Arpt. Rev. (Merlots), Ser. 2000 CCC, (FGIC Insured), 3.63%, due
                  8/2/06                                                                   VMIG1          4,000(U)(z)
         4,125    Atlanta Urban Residential Fin. Au. Multi-Family Hsg. Rev. (Capitol
                  Gateway Apts.), Ser. 2005, (LOC: Bank of America), 3.73%, due 8/3/06             A-1+   4,125(U)(B)
           500    De Kalb Co. Hsg. Au. Multi-Family Hsg. Rev. (Wood Hills Apt. Proj.),
                  Ser. 1988, (LOC: Fleet National Bank), 3.70%, due 8/2/06                         A-1+     500(U)(B)
         1,105    Douglas Co. Dev. Au. IDR (Whirlwind Steel Bldg., Inc. Proj.), Ser.
                  1997, (LOC: JP Morgan Chase), 3.88%, due 8/3/06                                         1,105(U)(B)
         2,165    Fulton Co. Dev. Au. Rev. (Arthritis Foundation, Inc. Proj.), Ser. 1996,
                  (LOC: SunTrust Bank), 3.64%, due 8/2/06                                                 2,165(U)(B)
         3,100    Georgia St. Hsg. & Fin. Au. Rev. (Merlots), Ser. 2006 B11, (LOC:
                  Wachovia Bank & Trust Co.), 3.74%, due 8/2/06                                    A-1+   3,100(U)
         5,000    Gwinnett Co. Hsg. Au. Multi-Family Hsg. Ref. Rev. (Palisades Apts.),
                  Ser. 2006, (LOC: SunTrust Bank), 3.70%, due 8/3/06                       VMIG1          5,000(U)(B)
         5,000    Kennesaw Dev. Au. Multi-Family Hsg. Rev. (Walton Ridenour Apts. Proj.),
                  Ser. 2004, (LOC: SunTrust Bank), 3.69%, due 8/2/06                       VMIG1          5,000(U)(B)
         3,500    Laurens Co. Dev. Au. Solid Waste Disp. Rev. (Southeast Paper Mfg. Co.
                  Proj.), Ser. 1997, (LOC: Toronto Dominion Bank), 3.69%, due 8/3/06                      3,500(U)(B)
         1,400    Savannah Econ. Dev. Au. Exempt Fac. Rev. (Home Depot Proj.), Ser 1995
                  A, 3.69%, due 8/2/06                                                     P-1     A-1+   1,400(U)(B)
                                                                                                         34,895
HAWAII (0.9%)
         8,790    Hawaii St. G.O., Ser. 2005, (AMBAC Insured), 3.68%, due 8/2/06                          8,790(U)(u)

IDAHO (0.1%)
           480    Idaho Hlth. Fac. Au. Rev. (St. Lukes Med. Ctr.), Ser. 2000, (FSA
                  Insured), 3.68%, due 8/1/06                                              VMIG1   A-1+     480(U)(B)(o)

ILLINOIS (6.8%)
         4,850    Chicago Enterprise Zone Rev. (J & A LLC Proj.), Ser. 2002, (LOC:
                  Charter One Bank), 3.77%, due 8/3/06                                                    4,850(U)
        16,540    Chicago Midway Arpt. Rev., Ser. 1997, (MBIA Insured), 3.67%, due 8/3/06                16,540(U)(x)
         3,885    Chicago O'Hare Int'l. Arpt. Rev., Ser. 2006, (FGIC Insured), 3.68%, due
                  8/3/06                                                                           A-1+   3,885(U)(n)


See Notes to Schedule of Investments                                           2

                                                                                                  JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS LEHMAN BROTHERS MUNICIPAL MONEY FUND cont'd
---------------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                      RATING(@@)         VALUE(+)
($000's omitted)                                                                           Moody'  S&P     ($000's omitted)
         2,317    Chicago Ref. G.O., Ser. 2005, (MBIA Insured), 3.68%, due 8/3/06                         2,317(U)(v)
         2,100    Chicago Tender Notes G.O., Ser. 2005, (LOC: Bank of America), 3.37%,
                  due 2/2/07 Putable 12/7/06                                               VMIG1   SP-1+  2,100
         1,600    Elmhurst City, DuPage & Cook Cos. IDR (Randall Manufactured Prod., Inc.
                  Proj.), Ser. 2002, (LOC: LaSalle National Bank), 3.84%, due 8/3/06               A-1    1,600(U)(B)
         2,000    Illinois Dev. Fin. Au. Rev. (North Shore Co. Day Sch. Proj.), Ser.
                  2003, (LOC: Northern Trust Co.), 3.66%, due 8/2/06                       VMIG1          2,000(U)(B)
         3,000    Illinois Fin. Au. Rev. (Latin Sch. of Chicago Proj.), Ser. 2005 B,
                  (LOC: JP Morgan Chase), 3.68%, due 8/3/06                                VMIG1          3,000(U)(B)
         3,000    Illinois Hlth. Fac. Au. Rev. (Advocate Hlth. Care Network), Ser. 2003
                  A, 3.85%, due 7/6/07                                                     VMIG1   A-1+   3,000(B)
         4,100    Illinois Hsg. Dev. Au. Multi-Family Rev. (Galesburg Towers), Ser. 2005,
                  (LOC: Harris Trust & Savings), 3.71%, due 8/3/06                                 A-1+   4,100(U)(B)
         5,190    Illinois Reg. Trans. Au. G.O. (Merlots), Ser. 2002 A24, (MBIA Insured),
                  3.69%, due 8/2/06                                                        VMIG1          5,190(U)(c)
         3,685    Illinois St. G.O., Ser. 2004, (MBIA Insured), 3.68%, due 8/3/06          VMIG1          3,685(U)(h)
         2,500    Quad Cities Reg. Econ. Dev. Au. Illinois Rev. (Two Rivers YMCA Proj.),
                  Ser. 2002, (LOC: U.S. Bank), 3.73%, due 8/1/06                                   A-1+   2,500(U)(B)
         9,000    Will Co. Solid Waste Disp. Rev. (BASF Corp. Proj.), Ser. 1997, 3.81%,
                  due 8/1/06                                                               P-1            9,000(U)(B)
                                                                                                         63,767
INDIANA (4.8%)
         3,500    Carmel Waterworks BANS, Ser. 2005 B, 3.40%, due 11/17/06                                3,500
         2,300    East Porter Co. Sch. Bldg. Corp., Ser. 2005, (MBIA Insured), 3.67%, due
                  8/3/06                                                                           A-1+   2,300(U)(k)
         3,600    Elkhart Co. Ind. Econ. Dev. Rev. (Carriage Inc. Proj.), Ser. 2006,
                  (LOC: National City Bank), 3.77%, due 8/3/06                                            3,600(U)
         1,915    GCS Sch. Bldg. Corp. One Ind. Rev., Ser. 2005, (FSA Insured), 3.69%,
                  due 8/3/06                                                                       A-1    1,915(U)(u)
         2,500    Gibson Co. PCR (Toyota Motor Mfg. Proj.), Ser. 1997, 3.70%, due 8/2/06           A-1+   2,500(U)(B)
         6,000    Gibson Co. PCR (Toyota Motor Mfg. Proj.), Ser. 2001 B, 3.70%, due
                  8/2/06                                                                   P-1     A-1+   6,000(U)(B)
         5,875    Indiana Bond Bank Rev., Ser. 2002, (MBIA Insured), 3.68%, due 8/3/06             A-1    5,875(U)(v)
         1,000    Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Howard Reg. Hlth. Sys.
                  Proj.), Ser. 2005 B, (LOC: National City Bank), 3.73%, due 8/1/06                A-1    1,000(U)(B)
         4,800    Noblesville Econ. Dev. Rev. (Greystone Apts. Proj.), Ser. 2006 A, (LOC:
                  LaSalle National Bank), 3.73%, due 8/3/06                                        A-1    4,800(U)(B)
         2,000    Tippecanoe Sch. Corp. Temporary Loan Warrants, Ser. 2006, 3.75%, due
                  12/29/06                                                                                2,003
         3,675    Whiting Ind. Sewage & Solid Waste Disp. Ref. Rev. (Amoco Oil Co.
                  Proj.), Ser. 1996, 3.72%, due 8/1/06                                     VMIG1   A-1+  3,675(U)(B)
         1,795    Zionsville Comm. Sch. Bldg. Corp. Rev., Ser. 2005, (FSA Insured),
                  3.69%, due 8/2/06                                                                A-1+   1,795(U)(z)
         5,495    Zionsville Comm. Sch. Bldg. Corp. Rev., Ser. 2005, (FSA Insured),
                  3.60%, due 8/3/06                                                                A-1    5,495(U)(p)
                                                                                                         44,458
IOWA (1.1%)
         5,000    Davenport Comm. Sch. Dist. Anticipatory Warrants, Ser. 2006, 4.50%, due
                  6/29/07                                                                                 5,032


See Notes to Schedule of Investments                                           3

                                                                                                  JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS LEHMAN BROTHERS MUNICIPAL MONEY FUND cont'd
---------------------------------------------------------------------

PRINCIPAL AMOUNT           SECURITY(@)                                                      RATING(@@)         VALUE(+)
($000's omitted)                                                                           Moody'  S&P     ($000's omitted)
           425    Iowa Fin. Au. Hlth. Care Fac. Rev. (Care Initiatives Proj.), Ser. 2002,
                  (LOC: KBC Bank N.V.), 3.73%, due 8/1/06                                  VMIG1            425(U)(B)
         1,250    Iowa Fin. Au. Private College Rev. (Morningside College Proj.), Ser.
                  2001, (LOC: Firstar Bank N.A.), 3.73%, due 8/1/06                                A-1+   1,250(U)(B)
         1,500    Iowa Fin. Au. Single-Family Rev., Ser. 2005 E, (LOC: GNMA), 3.70%, due
                  8/3/06                                                                   VMIG1   A-1+    1,500(U)
           800    Iowa Higher Ed. Loan Au. Private College Fac. Rev. (Wartburg Proj.),
                  Ser. 2000, (LOC: Northern Trust Co.), 3.73%, due 8/1/06                  VMIG1            800(U)(B)
         1,500    Iowa St. Sch. Cash Anticipation Prog. Warrant Cert., Ser. 2006 B, (FSA
                  Insured), 4.50%, due 1/26/07                                             MIG1           1,509
                                                                                                         10,516
KANSAS (1.4%)
         4,800    Mission Multi-Family Hsg. Ref. Rev. (Silverwood Apt. Proj.), Ser. 1996,
                  (LOC: Fannie Mae), 3.67%, due 8/2/06                                             A-1+   4,800(U)
         8,300    Wyandotte Co. & Kansas City Unified Govt. G.O., Ser. 2006 I, 3.73%, due
                  4/1/07                                                                   MIG1           8,300
                                                                                                         13,100
KENTUCKY (1.1%)
         3,220    Boone Co. Ind. Bldg. Rev. (Bonfiglioli USA Inc. Proj), Ser. 2006, (LOC:
                  Fifth Third Bank), 3.73%, due 8/4/06                                                    3,220(U)(B)
         1,640    Georgetown Ind. Bldg. Rev. (Georgetown College Proj.), Ser. 2006, (LOC:
                  Fifth Third Bank), 3.64%, due 8/4/06                                     VMIG1          1,640(U)(B)
         4,995    Kentucky Hsg. Corp. Hsg. Rev., Ser. 2006, (LOC: Merrill Lynch Capital
                  Markets), 3.73%, due 8/3/06                                                      A-1    4,995(U)
           300    Louisville & Jefferson Co. Reg. Arpt. Au. Spec. Fac. Rev. (UPS
                  Worldwide Forwarding Inc. Proj.), Ser. 1999 B, 3.71%, due 8/1/06         VMIG1   A-1+     300(U)(B)
                                                                                                         10,155
LOUISIANA (2.2%)
         5,365    Jefferson Sales Tax Dist. Spec. Sales Tax Rev., Ser. 2005, (AMBAC
                  Insured), 3.67%, due 8/3/06                                                             5,365(U)(k)
        15,400    St. Charles Parish Poll. Cntrl. Rev. (Shell Oil Co. Norco Proj.), Ser.
                  1991, 3.74%, due 8/1/06                                                  VMIG1   A-1+  15,400(U)(B)
                                                                                                         20,765
MAINE (1.7%)
         3,800    Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2003 E-2, (AMBAC Insured),
                  3.70%, due 8/3/06                                                        VMIG1   A-1+   3,800(U)(l)
         1,800    Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2004 B-3, (LOC: State
                  Street Bank), 3.67%, due 8/3/06                                          VMIG1   A-1+   1,800(U)
         4,800    Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2004 B-3, (LOC: State
                  Street Bank), 3.67%, due 8/3/06                                          VMIG1   A-1+   4,800(U)
         5,000    Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2004 C-3, (LOC: State
                  Street Bank), 3.70%, due 8/3/06                                          VMIG1   A-1+   5,000(U)
                                                                                                         15,400
MARYLAND (3.4%)
         3,000    Maryland St. Comm. Dev. Admin. Dept. Hsg. & Comm. Dev. Residential
                  Rev., Ser. 2006 D, 3.40%, due 3/7/07                                     MIG1           3,000
         7,600    Maryland St. Comm. Dev. Admin. Dept. of Hsg. & Comm. Dev. Residential
                  Rev., Ser. 2004 C, (LOC: Lloyd's Bank), 3.67%, due 8/3/06                VMIG1          7,600(U)
         4,900    Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Pickersgill, Inc.), Ser.
                  2005 A, (Radian Insured), 3.66%, due 8/3/06                                      A-1+   4,900(U)(B)(f)


See Notes to Schedule of Investments                                           4

                                                                                               JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS LEHMAN BROTHERS MUNICIPAL MONEY FUND cont'd
---------------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                      RATING(@@)     VALUE(+)
($000's omitted)                                                                           Moody'  S&P  ($000's omitted)
        16,100    Maryland St. Stadium Au. Sports. Fac. Lease Ref. Rev., Ser. 1999, (LOC:
                  Bank of America), 3.68%, due 8/2/06                                      VMIG1   A-1+  6,100(U)
                                                                                                         31,600
MASSACHUSETTS (3.0%)
         1,900    Hampden-Wilbraham Sch. Dist. BANS, Ser. 2005, 4.25%, due 10/13/06                       1,904
         1,200    Massachusetts St. Dev. Fin. Agcy. Rev. (Scandinavian Living Ctr.), Ser.
                  1998, (LOC: Sovereign Bank), 3.64%, due 8/3/06                                          1,200(U)(B)(m)
         3,592    Massachusetts St. Hlth. & Ed. Fac. Au. Rev., Ser. 2004, (AMBAC
                  Insured), 3.67%, due 8/3/06                                                             3,592(U)(v)
         1,200    Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Falmouth Assisted Living),
                  Ser. 1995 A, (LOC: Fleet National Bank), 3.70%, due 8/3/06               VMIG1          1,200(U)(B)
           125    Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Sherrill House), Ser. 2002
                  A-1, (LOC: Sovereign Bank), 3.64%, due 8/3/06                                    A-1+     125(U)(B)(i)
         1,000    Massachusetts St. Turnpike Au. Metro. Hwy. Sys. Rev., Ser. 2000, (MBIA
                  Insured), 3.67%, due 8/3/06                                              VMIG1          1,000(U)(v)
         3,000    Montachusett Reg. Trans. Au. RANS, Ser. 2006, 4.50%, due 6/15/07                        3,015
         9,700    New Bedford BANS, Ser. 2006, 4.00%, due 2/16/07                                         9,726
         6,000    Worcester Reg. Trans. Au. G.O. RANS, Ser. 2006, 4.25%, due 6/29/07                      6,015
                                                                                                         27,777
MICHIGAN (2.1%)
         9,160    Michigan Higher Ed. Std. Loan Au. Ref. Rev., Ser 1988, (AMBAC Insured),
                  3.69%, due 8/2/06                                                        VMIG1   A-1    9,160(U)(r)
         2,150    Michigan Muni. Bond Au. Notes, Ser. 2005 B-1, 4.00%, due 8/18/06                 SP-1+  2,151
         1,670    Michigan St. Hosp. Fin. Au. Rev., Ser. 2006, (LOC: Citibank, N.A.),
                  3.69%, due 8/3/06                                                        VMIG1          1,670(U)
         1,000    Michigan St. Hsg. Dev. Au. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp.
                  IV), Ser. 2000, (LOC: Bank One Michigan), 3.71%, due 8/3/06                      A-1+   1,000(U)(B)
         1,900    Michigan St. Job. Dev. Au. IDR (Kentwood Residence Assoc. Proj.), Ser.
                  1984, (LOC: Wells Fargo & Co.), 3.05%, due 8/1/06                                A-1+   1,900(U)
         3,000    Michigan St. Strategic Fund Ltd. Oblig. Rev. (Behr Sys., Inc. Proj.),
                  Ser. 2001, (LOC: National City Bank), 3.77%, due 8/3/06                                 3,000(U)(B)
         1,075    Wayne Co. Arpt. Au. Rev., Ser. 2006, (MBIA Insured), 3.71%, due 8/3/06   VMIG1          1,075(U)(v)
                                                                                                         19,956
MINNESOTA (1.3%)
         1,140    Mankato Rev. (Bethany Lutheran College), Ser. 2000 B, (LOC: Wells Fargo
                  & Co.), 3.73%, due 8/1/06                                                        A-1+   1,140(U)(B)
         5,800    Minnesota St. HFA Residential Hsg. Rev., Ser. 2003 J, (LOC: Lloyd's
                  Bank), 3.70%, due 8/3/06                                                 VMIG1   A-1+   5,800(U)
         4,400    Minnesota St. HFA Residential Hsg. Rev., Ser. 2005 C, (LOC: Lloyd's
                  Bank), 3.70%, due 8/3/06                                                 VMIG1   A-1+   4,400(U)
           845    Roseville Private Sch. Fac. Rev. (Northwestern College Proj.), Ser.
                  2002, (LOC: Marshall & Ilsley), 3.73%, due 8/1/06                        VMIG1            845(U)(B)
                                                                                                         12,185
MISSISSIPPI (1.0%)
         5,000    Mississippi Bus. Fin. Corp. IDR (VC Reg. Assembly & Mfg. Proj.), Ser.
                  2003, (LOC: JP Morgan Chase), 3.70%, due 8/2/06                                  A-1+   5,000(U)(B)


See Notes to Schedule of Investments                                           5

                                                                                               JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS LEHMAN BROTHERS MUNICIPAL MONEY FUND cont'd
---------------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                      RATING(@@)     VALUE(+)
($000's omitted)                                                                           Moody'  S&P  ($000's omitted)
         4,700    Mississippi Bus. Fin. Corp. Rev. (Mississippi Pwr. Co.), Ser. 1999,
                  3.72%, due 8/1/06                                                        VMIG1   A-1    4,700(U)
                                                                                                          9,700
MISSOURI (1.9%)
         2,100    Independence Ind. Dev. Au. Multi-Family Hsg. Ref. Rev. (The Mansions
                  Proj.), Ser. 2005, (LOC: Freddie Mac), 3.65%, due 8/3/06                 VMIG1          2,100(U)(B)
         6,200    Kansas City Ind. Dev. Au. Rev. (KC Downtown Redev. Proj.), Ser. 2005 B,
                  (AMBAC Insured), 3.65%, due 8/2/06                                       VMIG1   A-1+   6,200(U)(j)
         4,000    Missouri Higher Ed. Loan Au. Std. Loan Rev., Ser. 2005 E, (MBIA
                  Insured), 3.72%, due 8/3/06                                              VMIG1   A-1+   4,000(U)(j)
         2,000    Missouri Pub. Utils. Commission Rev. Interim Construction Notes, Ser.
                  2005, 4.00%, due 9/15/06                                                 MIG1           2,002
         1,545    Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury College), Ser.
                  1999, (LOC: Bank of America), 3.73%, due 8/1/06                          VMIG1          1,545(U)(B)
           200    Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St. Louis Univ.), Ser.
                  1999 B, (LOC: Bank of America), 3.71%, due 8/1/06                        VMIG1   A-1+     200(U)(B)
         1,230    Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Bethesda Hlth.
                  Group, Inc.), Ser. 2004, (LOC: U.S. Bank), 3.73%, due 8/1/06             VMIG1          1,230(U)(B)
                                                                                                         17,277
NEBRASKA (1.1%)
         2,495    Lincoln Co. Elec. Sys. Rev., Ser. 2003 B, (LOC: Wachovia Bank & Trust
                  Co.), 3.69%, due 8/2/06                                                  VMIG1          2,495(U)
         1,125    Nebhelp Inc. Rev. (Std. Loan Prog.), Ser. 1986 A, (MBIA Insured),
                  4.10%, due 8/2/06                                                        VMIG1   A-1+   1,125(N)(U)(t)
         1,500    Nebhelp Inc. Rev. (Std. Loan Prog.), Ser. 1986 C, (MBIA Insured),
                  3.85%, due 8/2/06                                                        VMIG1   A-1+   1,500(N)(U)(t)
         5,000    Scotts Bluff Co. Hosp. Au. Number 1 Hosp. Ref. Rev. (Reg. West Med.
                  Ctr.), Ser. 2005, (Radian Insured), 3.67%, due 8/3/06                    VMIG1          5,000(N)(B)(q)
                                                                                                         10,120
NEVADA (4.3%)
         4,700    Clark Co. IDR (Nevada Cogeneration Assoc. 2 Proj.), Ser. 1992, (LOC:
                  ABN AMRO Bank NV), 3.72%, due 8/1/06                                     VMIG1   A-1+   4,700(U)(B)
         8,595    Las Vegas Valley Wtr. Dist. G.O. (ABN Amro Munitops Cert. Trust), Ser.
                  2005, (FGIC Insured), 3.69%, due 8/3/06                                  VMIG1          8,595(U)(a)
         5,400    Nevada Hsg. Div. Multi-Family Hsg. (Mesquite), Ser. 1996 B, (LOC: U.S.
                  Bank), 3.68%, due 8/2/06                                                 VMIG1          5,400(U)
        10,710    Nevada Hsg. Div. Multi-Unit Hsg. (Silverado Ranch), Ser. 1999 A, (LOC:           A-1+  10,710(U)(B)
                  Fannie Mae), 3.67%, due 8/3/06
        10,350    Nevada Hsg. Div. Multi-Unit Rev. (Southwest Villiage), Ser. 2005, (LOC:          A-1+  10,350(U)(B)
                  Fannie Mae), 3.67%, due 8/3/06
                                                                                                         39,755
NEW HAMPSHIRE (2.0%)
         8,500    New Hampshire Hlth. & Ed. Fac. Au. Rev. (Tilton Sch.), Ser. 2006, (LOC:
                  Sovereign Bank), 3.66%, due 8/3/06                                       VMIG1          8,500(U)(B)(d)
         4,200    New Hampshire St. Bus. Fin. Au. Rev. (Taylor Home), Ser. 2005 B, (LOC:
                  TD Banknorth N.A.), 3.67%, due 8/3/06                                    VMIG1          4,200(U)(B)
         2,845    New Hampshire St. Bus. Fin. Au. Rev. (Valley Reg. Hosp.), Ser. 2003,
                  (LOC: Sovereign Bank), 3.67%, due 8/3/06                                         A-1+   2,845(U)(B)(c)

See Notes to Schedule of Investments                                           6

                                                                                               JULY 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS LEHMAN BROTHERS MUNICIPAL MONEY FUND cont'd
---------------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                      RATING(@@)     VALUE(+)
($000's omitted)                                                                           Moody'  S&P  ($000's omitted)
         3,000    New Hampshire St. Hsg. Fin. Au. Multi-Family Rev. (Floats), Ser. 2006,
                  (LOC: Merrill Lynch Capital Markets), 3.73%, due 8/3/06                  VMIG1          3,000(U)
                                                                                                         18,545
NEW JERSEY (0.2%)
         1,000    Barrington Sch. Dist. Grant Anticipation Notes, Ser. 2005, 4.25%, due
                  10/20/06                                                                                1,002
           710    Bernardsville BANS, Ser. 2006, 4.50%, due 5/2/07                                          714
                                                                                                          1,716
NEW MEXICO (1.0%)
         6,525    Albuquerque Hlth. Res. Fac. Rev. (Lovelace Respiratory Research Proj.),
                  Ser. 2000 A, (LOC: Wells Fargo & Co.), 3.65%, due 8/3/06                         A-1+   6,525(U)(B)
         2,800    New Mexico Rev. (ABN Amro Munitops Cert. Trust), Ser. 2005, (AMBAC
                  Insured), 3.68%, due 8/3/06                                                             2,800(N)(U)(a)
                                                                                                          9,325
NEW YORK (2.8%)
         2,230    ABN Amro Munitops Cert. Trust, Ser. 2006-3, (LOC: ABN AMRO Bank NV),
                  3.67%, due 8/3/06                                                        VMIG1          2,230(N)(U)
         3,000    Jamestown Sch. Dist. G.O. BANS, Ser. 2006, 4.50%, due 5/23/07                           3,017
         1,235    Minisink Valley Central Sch. Dist. G.O. BANS, Ser. 2005, 4.38%, due
                  12/8/06                                                                                 1,239
         3,900    New York City Muni. Wtr. Fin. Au. Rev., Ser. 2001-900, (LOC: Merrill
                  Lynch Capital Markets), 3.69%, due 8/3/06                                        A-1    3,900(U)
        15,500    New York St. Dorm. Au. Rev., Ser. 2006, (LOC: Merrill Lynch Capital              A-1   15,500(U)
                  Markets), 3.67%, due 8/3/06
           500    Warren & Washington Cos. IDA Civic Fac. Rev. (Glen at Hiland Meadows
                  Proj.), Ser. 2000, (LOC: Sovereign Bank), 3.65%, due 8/2/06                      A-1      500(U)(B)(w)
                                                                                                         26,386
NORTH CAROLINA (1.8%)
         8,200    North Carolina HFA (Merlots), Ser. 2006 B12, (LOC: Wachovia Bank &
                  Trust Co.), 3.74%, due 8/2/06                                            VMIG1          8,200(U)
         2,130    North Carolina St. Wtr. & Swr. Sys. Rev., Ser. 2001, (LOC: Bank of
                  America), 3.66%, due 8/2/06                                              VMIG1   A-1+   2,130(U)
         6,000    Raleigh Durham Arpt. Au. Rev., Ser. 2006 D, (LOC: Depfa Bank), 3.70%,
                  due 8/2/06                                                               VMIG1          6,000(U)
                                                                                                         16,330
NORTH DAKOTA (0.7%)
         3,955    North Dakota St. HFA Home Mtge. Fin. Rev. (Hsg. Fin. Prog.), Ser. 2003
                  A, (LOC: KBC Bank N.V.), 3.69%, due 8/2/06                               VMIG1          3,955(U)
         3,000    North Dakota St. HFA Home Mtge. Rev. (Hsg. Fin. Prog.), Ser. 2003 B,
                  (LOC: KBC Bank N.V.), 3.69%, due 8/2/06                                  VMIG1          3,000(U)
                                                                                                          6,955
OHIO (2.8%)
         1,000    American Muni. Pwr. (Ohio Inc. BANS), Ser. 2005, 3.35%, due 11/2/06                     1,000
         1,785    American Muni. Pwr. (Ohio Inc. BANS), Cleveland Pub. Pwr. Notes, Ser.
                  2005, 3.10%, due 8/17/06                                                                1,785
         1,800    American Muni. Pwr. BANS (Lodi Village Proj.), Ser. 2006, 3.60%, due
                  3/15/07                                                                                 1,800
         1,755    Clark Co. BANS, Ser. 2006, 4.00%, due 5/10/07                                           1,758
         3,065    Hamilton BANS, Ser. 2006 A, 4.50%, due 9/15/06                                          3,068
         2,000    Hunting Valley BANS, Ser. 2005, 3.75%, due 10/5/06                                      2,003
         6,000    Ironton City Sch. Dist. G.O. BANS, Ser. 2006, 4.75%, due 1/25/07                        6,022


See Notes to Schedule of Investments                                           7

                                                                                               JULY 31, 2006 (UNAUDITED)

JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS LEHMAN BROTHERS MUNICIPAL MONEY FUND cont'd
---------------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                      RATING(@@)     VALUE(+)
($000's omitted)                                                                           Moody'  S&P  ($000's omitted)
         2,275    New Albany Comm. Au. Multi-Purp. Infrastructure Imp. Ref. Rev., Ser.
                  2004 C, (LOC: Key Bank), 3.70%, due 8/3/06                               VMIG1          2,275(U)
           500    Ohio St. Solid Waste Rev. (BP Prod. North America, Inc. Proj.), Ser.
                  2002, 3.69%, due 8/1/06                                                  VMIG1   A-1+     500(U)(B)
         1,400    Ohio St. Wtr. Dev. Au. PCR (Ohio Edison Co. Proj.), Ser. 1988, (LOC:
                  Wachovia Bank & Trust Co.), 3.69%, due 8/1/06                            P-1     A-1+   1,400(U)(B)
         2,325    Ohio St. Wtr. Dev. Au. Rev., Ser. 2005, (LOC: Rabobank Nederland),
                  3.68%, due 8/3/06                                                                A-1+   2,325(U)
         2,253    Wood Co. IDR (Reclamation Technologies), Ser. 2006, (LOC: National City
                  Bank), 3.77%, due 8/3/06                                                                2,253(U)(B)
                                                                                                         26,189
OKLAHOMA (2.1%)
        10,000    Oklahoma St. Std. Loan Au. Rev. (Std. Loan Bonds & Notes), Ser. 2006
                  A-1, (MBIA Insured), 3.73%, due 8/2/06                                   VMIG1   A-1+  10,000(U)(j)
        10,000    Tulsa Co. Ind. Au. Cap. Imp. Rev., Ser. 2003 A, (LOC: Bank of America),
                  3.70%, due 11/15/06 Putable 9/20/06                                              A-1+  10,000(U)
                                                                                                         20,000
OREGON (3.4%)
        10,000    Oregon St. Homeowner Rev., Ser. 2006, (LOC: Merrill Lynch Capital
                  Markets), 3.72%, due 8/3/06                                              VMIG1         10,000(U)
         7,000    Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev., Ser. 2006 C, (LOC: State
                  Street Bank), 3.67%, due 8/3/06                                          VMIG1          7,000(U)
         5,000    Oregon St. Hsg. & Comm. Svcs. Dept. Mtge. Rev. (Single Family Mtge.
                  Prog.), Ser. 2003 L, (LOC: State Street Bank), 3.68%, due 8/2/06         VMIG           5,000(U)
         5,000    Oregon St. Hsg. & Comm. Svcs. Dept. Mtge. Rev. (Single Family Mtge.
                  Prog.), Ser. 2004 L, (LOC: State Street Bank), 3.70%, due 8/2/06         VMIG1          5,000(U)
         4,800    Portland Econ. Dev. Rev. (Broadway Hsg. LLC Proj.), Ser. 2003 A, (AMBAC
                  Insured), 3.66%, due 8/3/06                                              VMIG1   A-1   4,800(U)(B)(q)
                                                                                                         31,800
PENNSYLVANIA (4.5%)
         2,800    Allegheny Co. Ind. Dev. Au. Rev. (Pittsburgh Theological Seminary at
                  the Presbyterian Church), Ser. 2001, (LOC: Citizens Bank), 2.85%, due
                  8/1/31 Putable 8/1/07                                                    VMIG1          2,800(B)
         1,000    Allegheny Co. Residential Fin. Au. Mtge. Rev., Ser. 2004 PP, (LOC:
                  Government National Mortgage Association), 3.72%, due 8/3/06             VMIG1          1,000(U)(w)
         1,000    Cumberland Co. Muni. Au. Rev. (Presbyterian Homes Proj.), Ser. 2005 B,
                  (Radian Insured), 4.25%, due 12/1/26 Putable 12/1/06                             A-1+   1,002
         1,700    Cumberland Co. Muni. Au. Rev. (Dickenson College), Ser. 2000 B, (AMBAC
                  Insured), 3.20%, due 11/1/24 Putable 11/1/06                             VMIG1          1,700(B)(aa)
         1,890    Lackawanna Co. Ind. Dev. Au. Rev. (Material Technology Proj.), Ser.
                  2006, (LOC: Wachovia Bank & Trust Co.), 3.81%, due 8/3/06                               1,890(U)(B)
         4,105    Lancaster Co. Hosp. Au. Rev. (Willow Valley Retirement Proj.), Ser.
                  2002 A, (Radian Insured), 3.68%, due 8/3/06                                      A-1+   4,105(U)(B)(b)
         4,925    Montgomery Co. Ind. Dev. Au. Rev. (RAF Pennsburg Proj.), Ser. 2006 A,
                  (LOC: Wachovia Bank & Trust Co.), 3.76%, due 8/3/06                      VMIG1          4,925(U)(B)
         4,000    Neshaminy Sch. Dist. G.O. TRANS, Ser. 2006, 4.75%, due 6/29/07                          4,030


See Notes to Schedule of Investments                                           8

                                                                                               JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS LEHMAN BROTHERS MUNICIPAL MONEY FUND cont'd
---------------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                      RATING(@@)     VALUE(+)
($000's omitted)                                                                           Moody'  S&P  ($000's omitted)
         3,000    North Wales Wtr. Au. Rev. (Rural Wtr. Proj.), Ser. 2005, 4.00%, due
                  10/1/06                                                                  MIG1           3,004
         2,005    Northampton Co. Ind. Dev. Au. IDR (Losco Family Properties, LLC Proj.),
                  Ser. 2005, (LOC: Wachovia Bank & Trust Co.), 3.81%, due 8/3/06                          2,005(U)(B)
         2,000    Pennsylvania Econ. Dev. Fin. Au. Exempt Fac. Rev. (Shippingport Proj.),
                  Ser. 2005 A, (LOC: PNC Bank), 3.74%, due 8/2/06                          VMIG1   A-1    2,000(U)(B)
         6,600    Pennsylvania Econ. Dev. Fin. Au. Rev. (Philadelphia Area Independent
                  Sch. Bus. Officers Assoc. Fin. Prog.), Ser. 2000 J-4, (LOC: PNC Bank),
                  3.68%, due 8/3/06                                                                A-1    6,600(U)(B)
         3,000    Sayre Hlth. Care Fac. Au. Rev. (VHA of PA Cap. Fin. Proj.), Ser. 1985
                  A, (AMBAC Insured), 3.67%, due 8/2/06                                            A-1+   3,000(U)
         3,600    Sayre Hlth. Care Fac. Au. Rev. (VHR of PA Cap. Fin. Proj.), Ser. 1985
                  J, (AMBAC Insured), 3.67%, due 8/2/06                                            A-1+   3,600(U)(c)
           800    Sayre Hlth. Care Fac. Au. Rev. (VHR of PA Cap. Fin. Proj.), Ser. 1985
                  M, (AMBAC Insured), 3.67%, due 8/2/06                                            A-1+     800(U)
                                                                                                         42,461
RHODE ISLAND (0.3%)
         1,000    Rhode Island St. Std. Loan Au. Prog. Rev., Ser. 1996, (LOC: Dexia
                  Credit Local de France), 3.69%, due 8/2/06                                       A-1+   1,000(U)
         2,000    Rhode Island St. Std. Loan Au. Prog. Rev., Ser. 1996, (LOC: Dexia
                  Credit Local de France), 3.69%, due 8/2/06                                       A-1+   2,000(U)
                                                                                                          3,000
SOUTH CAROLINA (1.6%)
         2,000    Berkeley Co. Exempt Fac. Ind. Rev. (BP Amoco Chemical Co. Proj.), Ser.
                  1998, 3.72%, due 8/1/06                                                  VMIG1   A-1+   2,000(U)(B)
         1,825    Berkeley Co. Exempt Fac. Ind. Rev. (BP Amoco Chemical Co. Proj.), Ser.
                  2003, 3.72%, due 8/1/06                                                  VMIG1   A-1+   1,825(U)(B)
         1,500    Florence Co. Solid Waste Disp. & Wastewater Treatment Fac. Rev. (Roche
                  Carolina, Inc. Proj.), Ser. 1997, (LOC: UBS AG), 3.72%, due 8/1/06               A-1+   1,500(U)(B)
         7,000    Greenville Co. Sch. Dist. Installment Purchase Rev., Ser. 2006, (LOC:
                  Landesbank Hessen-Thueringen Girozentrale), 3.71%, due 8/3/06                    A-1    7,000(U)
           650    South Carolina Jobs Econ. Dev. Au. Rev. (Florence RHF Hsg., Inc.
                  Proj.), Ser. 1987 A, (LOC: Wachovia Bank & Trust Co.), 3.92%, due 8/2/06                  650(U)(B)
         2,000    Spartanburg Co. Sch. Dist. Number 001 BANS, Ser. 2005 B, 5.25%, due      MIG1
                  11/16/06                                                                                2,012
                                                                                                         14,987
TENNESSEE (2.2%)
         1,440    Clarksville Pub. Bldg. Au. Rev. (Pooled Fin. Murfreesboro), Ser. 1996,
                  (LOC: SunTrust Bank), 3.64%, due 8/3/06                                  VMIG1          1,440(U)
         1,175    Franklin Co. Hlth. & Ed. Fac. Board Rev. (Univ. of the South Proj.),
                  Ser. 1990, 3.75%, due 8/1/06                                                     A-1    1,175(U)(B)
           850    Metro. Govt. Nashville & Davidson Co. Hlth. & Ed. Fac. Board Rev.
                  (Belmont Univ. Proj.), Ser. 1997, (LOC: SunTrust Bank), 3.64%, due
                  8/2/06                                                                                    850(U)(B)
         3,900    Metro. Govt. Nashville & Davidson Co. IDB Multi-Family Hsg. Ref. Rev.
                  (Ridgelake Apts. Proj.), Ser. 2004, (LOC: Freddie Mac), 3.65%, due
                  8/3/06                                                                           A-1+   3,900(U)(B)
         2,900    Metro. Govt. Nashville & Davidson Co. IDB Multi-Family Hsg.
                  Rev.(Spinnaker), Ser. 2002, (LOC: Fannie Mae), 3.65%, due 8/3/06                 A-1+   2,900(U)(B)


See Notes to Schedule of Investments                                           9

                                                                                               JULY 31, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS LEHMAN BROTHERS MUNICIPAL MONEY FUND cont'd
---------------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                      RATING(@@)     VALUE(+)
($000's omitted)                                                                           Moody'  S&P  ($000's omitted)

         1,000    Sevier Co. Pub. Bldg. Au. Pub. Proj. Construction Notes, Ser. 2005 A,
                  3.50%, due 10/1/07 Putable 10/1/06                                       VMIG1          1,000
         5,590    Sevier Co. Pub. Bldg. Au. Pub. Proj. Construction Notes (Taud Loan
                  Prog.), Ser. 2004 A, 3.50%, due 10/1/07 Putable 10/1/06                  MIG1           5,590
         3,200    Shelby Co. Hlth., Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev.
                  (Lexington), Ser. 2005 A, (LOC: Fannie Mae), 3.75%, due 8/3/06           VMIG1          3,200(U)
                                                                                                         20,055
TEXAS (8.8%)
         6,145    Aledo Texas Independent Sch. Dist., Ser. 2005, (LOC: Merrill Lynch
                  Capital Markets), 3.68%, due 8/3/06                                                     6,145(U)(j)
           900    Arlington Spec. Oblig. Tax. Rev. (Dallas Cowboys), Ser. 2005 B, (MBIA
                  Insured), 3.68%, due 8/3/06                                              VMIG1   A-1+     900(U)(j)
         2,800    Austin Arpt. Sys. Prior Lien Rev., Ser. 1995 A, (LOC: JP Morgan Chase),
                  3.70%, due 8/2/06                                                        P-1     A-1+   2,800(U)
         1,800    Brazoria Co. Hlth. Fac. Dev. Corp. Hosp. Rev. (Brazosport Mem. Hosp.),
                  Ser. 1999, (LOC: Chase Bank of Texas), 3.71%, due 8/3/06                 VMIG1          1,800(U)(B)
        15,000    Brazos River Harbor Navigation Dist. of Brazoria Co. Rev. (BASF Corp.
                  Proj.), Ser. 1997, 3.81%, due 8/1/06                                     P-1           15,000(U)(B)
         1,200    Calhoun Co. Navigation IDA Port Rev. (Formosa Plastics Corp., Texas
                  Proj.), Ser. 1994, (LOC: Bank of America), 3.70%, due 8/2/06             VMIG1          1,200(U)(B)
         3,000    Camp Co. Ind. Dev. Corp. Env. Fac. Rev. (Pilgrim's Pride Corp. Proj.),
                  Ser. 1999, (LOC: Harris Trust & Savings), 3.70%, due 8/2/06              VMIG1   A-1+   3,000(U)(B)
         9,155    Dallas Fort Worth Int'l. Arpt. Rev. (Putters), Ser. 2006 (LOC: JP
                  Morgan Chase), 3.71%, due 8/3/06                                                 A-1+   9,155(U)
        15,800    Gulf Coast Ind. Dev. Au. Env. Fac. Rev. (Citco Petroleum Corp. Proj.),
                  Ser. 2004, (LOC: Calyon Bank), 3.74%, due 8/1/06                         VMIG1          5,800(U)(B)
           100    Gulf Coast Waste Disp. Au. Env. Fac. Rev. (BP Amoco Chemical Co.
                  Proj.), Ser. 2003, 3.72%, due 8/1/06                                     VMIG1   A-1+     100(U)(B)
         1,000    Gulf Coast Waste Disp. Au. Rev., Ser. 2004 A, (LOC: JP Morgan Chase),
                  3.68%, due 8/3/06                                                                A-1+   1,000(U)(B)
         6,480    Harris Co. Hlth. Fac. Dev. Corp. Rev., Ser. 2005 (LOC: JP Morgan
                  Chase), 3.68%, due 8/3/06                                                VMIG1   A-1+   6,480(U)
         2,745    Houston Ind. Sch. Dist. G.O., Ser. 2005, (LOC: Morgan Stanley), 3.68%,
                  due 8/3/06                                                                       A-1    2,745(U)
        10,000    North Texas Higher Ed. Au., Inc. Std. Loan Rev., Ser. 2004 A, (LOC:
                  Lloyd's Bank), 3.70%, due 8/2/06                                                 A-1+  10,000(U)
         1,100    Tarrant Co. Hsg. Fin. Corp. Multi-Family Ref. Rev. (Sierra Springs
                  Apts. Proj.), Ser. 1999, (LOC: Fannie Mae), 3.67%, due 8/2/06                    A-1+   1,100(U)(B)
         4,500    Texas St. TRANS, Ser. 2005, 4.50%, due 8/31/06                           MIG1    SP-1+  4,505
                                                                                                         81,730
UTAH (1.2%)
         6,000    Central Utah Wtr. Conservancy Dist. Ref., Ser. 1998 E, (AMBAC Insured),
                  3.67%, due 8/2/06                                                        VMIG1   A-1+   6,000(U)(s)
           500    Morgan Co. Solid Waste Disp. Rev. (Holnam Inc. Proj.), Ser. 1996, (LOC:
                  Wachovia Bank & Trust Co.), 3.71%, due 8/2/06                            VMIG1   A-1+     500(U)(B)
         2,675    Utah St. HFA Rev., Ser. 2001 A62, (LOC: Wachovia Bank & Trust Co.),
                  3.74%, due 8/2/06                                                        VMIG1          2,675(U)
         2,300    Utah St. HFA Rev. (Merlots), Ser. 2001 A14, (LOC: Wachovia Bank & Trust
                  Co.), 3.74%, due 8/2/06                                                  VMIG1          2,300(U)
                                                                                                         11,475

See Notes to Schedule of Investments                                          10

                                                                                               JULY 31, 2003 (UNAUDITED)

SCHEDULE OF INVESTMENTS LEHMAN BROTHERS MUNICIPAL MONEY FUND cont'd
---------------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                      RATING(@@)     VALUE(+)
($000's omitted)                                                                           Moody'  S&P  ($000's omitted)

VIRGINIA (2.2%)
         3,600    Lynchburg Ind. Dev. Au. Hosp. Rev. (VHA Mid-Atlantic St., Inc. Cap.
                  Asset Fin. Prog.), Ser. 1985 D, (AMBAC Insured), 3.67%, due 8/2/06               A-1+   3,600(U)(c)
         1,700    Lynchburg Ind. Dev. Au. Hosp. Rev. (VHA Mid-Atlantic St., Inc. Cap.
                  Asset Fin. Prog.), Ser. 1985 E, (AMBAC Insured), 3.67%, due 8/2/06               A-1+   1,700(U)(c)
        15,450    Newport News Redev. & Hsg. Au. Multi-Family Hsg. Ref. Rev. (Springhouse
                  Apts. Proj.), Ser. 2001, (LOC: Freddie Mac), 3.65%, due 8/3/06                   A-1+  15,450(U)(B)
                                                                                                         20,750
WASHINGTON (5.9%)
        10,985    Eclipse Funding Trust Rev. (Solar Eclipse-Port), Ser. 2006, (MBIA
                  Insured), 3.67%, due 8/3/06                                                      A-1+  10,985(U)(y)
         2,000    King Co. BANS, Ser. 2005 B, 4.50%, due 11/1/06                           MIG1    SP-1+  2,007
         4,622    King Co. Swr. Rev., Ser. 2005, (FSA Insured), 3.68%, due 8/3/06                         4,623(U)(v)
         7,250    Port Seattle Rev., Ser. 2006, (LOC: Merrill Lynch Capital Markets),
                  3.68%, due 8/3/06                                                                       7,250(U)
         6,775    Seattle Hsg. Au. Low-Income Hsg. Assist. Rev. (Foss Home Proj.), Ser.
                  1994, (LOC: Wells Fargo & Co.), 3.67%, due 8/3/06                                A-1+   6,775(U)(B)
         3,770    Seattle Museum Dev. Au. Spec. Oblig. Rev. (Merlots), Ser. 2005 D, (LOC:
                  Wachovia Bank & Trust Co.), 3.69%, due 8/2/06                                    A-1+   3,770(U)
         2,365    Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev. (Eagles
                  Landing Apt. Proj.), Ser. 2006 A, (LOC: Fannie Mae), 3.72%, due 8/3/06   VMIG1          2,365(U)(B)
         3,000    Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev. (Highland
                  Park Apts. Proj.), Ser. 2005 A, (LOC: Bank of America), 3.79%, due       VMIG1          3,000(U)(B)
                  8/1/06
         3,000    Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev. (Lake City
                  Sr. Apts. Proj.), Ser. 2006 A, (LOC: Freddie Mac), 3.71%, due 8/3/06             A-1+   3,000(U)(B)
         2,630    Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev. (New Haven
                  Apt. Proj.), Ser. 2005 A, (LOC: U.S. Bank), 3.73%, due 8/3/06            VMIG1          2,630(U)(B)
         1,300    Washington St. Hsg. Fin. Commission Multi-Family Mtge. Rev. (Wandering
                  Creek Proj.), Ser. 1995, (LOC: Freddie Mac), 3.73%, due 8/2/06           VMIG1          1,300(U)(B)
         2,250    Washington St. Hsg. Fin. Commission Multi-Family Rev. (Fairwinds
                  Redmond Proj.), Ser. 2005 A, (LOC: Bank of America), 3.73%, due 8/3/06   VMIG1          2,250(U)(B)
         1,300    Washington St. Hsg. Fin. Commission Non-Profit Hsg. Rev. (Rockwood
                  Retirement Prog.), Ser. 1999 A, (LOC: Wells Fargo & Co.), 3.76%, due     VMIG1          1,300(U)(B)
                  8/1/06
           700    Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum
                  Proj.), Ser. 2002, (LOC: Northern Trust Co.), 3.73%, due 8/1/06          VMIG1            700(U)(B)
         3,035    Washington St. Hsg. Fin. Commission Rev. (Merlots), Ser. 2002 A29,
                  (LOC: Government National Mortgage Association), 3.74%, due 8/2/06       VMIG1          3,035(U)(z)
                                                                                                         54,990
WISCONSIN (3.4%)
         1,000    Burlington Area Sch. Dist. TRANS, Ser. 2005, 3.85%, due 9/21/06                         1,001
         3,000    DC Everest Area Sch. Dist. TRANS, Ser. 2005, 3.25%, due 8/28/06                         3,000
         2,250    West Allis West Milwaukee Sch. Dist. TRANS, Ser. 2005, 4.25%, due
                  9/25/06                                                                  MIG1           2,254


See Notes to Schedule of Investments                                          11


                                                                                               JULY 31, 2003 (UNAUDITED)
SCHEDULE OF INVESTMENTS LEHMAN BROTHERS MUNICIPAL MONEY FUND cont'd
---------------------------------------------------------------------
PRINCIPAL AMOUNT           SECURITY(@)                                                      RATING(@@)     VALUE(+)
($000's omitted)                                                                           Moody'  S&P  ($000's omitted)
         1,600    Wisconsin Hsg. & Econ. Dev. Au. Home Ownership Rev., Ser. 2004 A, (LOC:
                  Westdeutsche Landesbank Girozentrale), 3.68%, due 8/2/06                 VMIG1   A-1+   1,600(U)
         5,000    Wisconsin Hsg. & Econ. Dev. Au. Home Ownership Rev., Ser. 2006 A, (LOC:
                  Depfa Bank), 3.67%, due 8/3/06                                           VMIG1   A-1+   5,000(U)
         2,000    Wisconsin Sch. Dist. Cash Flow Mgmt. Prog. Cert. Participation, Ser.
                  2005 B-2, 4.50%, due 11/1/06                                             MIG1           2,006
           970    Wisconsin St. Hlth & Ed. Fac. Au. Rev. (Riverview Hosp. Assoc.), Ser.
                  2001, (LOC: Firstar Bank N.A.), 3.73%, due 8/1/06                                A-1+     970(U)(B)
         7,000    Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Oakwood Village), Ser. 2005,
                  (LOC: Marshall & Ilsley), 3.66%, due 8/3/06                              VMIG1          7,000(U)(B)
         4,000    Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (St. Joseph's Comm. Hosp.
                  Proj.), Ser. 2005, (LOC: Marshall & Ilsley), 3.67%, due 8/3/06                   A-1    4,000(U)(B)
         4,700    Wisconson St. Hlth. & Ed. Fac. Au. Rev. (Newcastle Place Proj.), Ser.
                  2001 B, (LOC: LaSalle National Bank), 3.67%, due 8/3/06                          A-1    4,700(U)(B)
                                                                                                         31,531

                  TOTAL INVESTMENTS (100.9%)                                                            941,889

                  Liabilities, less cash, receivables and other assets [(0.9%)]                         (8,129)

                  TOTAL NET ASSETS (100.0%)                                                            $933,760

                                                                              12

                                                       JULY 31, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

(@) Municipal securities held by the funds are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the fund's investment manager to be of comparable quality. Approximately 88% and 91% of the municipal securities held by Lehman Brothers Municipal Money Fund and Lehman Brothers New York Municipal Money Fund, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

(@@) Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the fund's investment manager.

(N) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At July 31, 2006, these securities amounted to $7,655,000 or 0.8% of net assets for Lehman Brothers Municipal Money Fund, and $6,100,000 or 3.3% of net assets for Lehman Brothers New York Municipal Money Fund.

(B)     Security is guaranteed by the corporate or non-profit obligor.

(U) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2006.

(0) All or a portion of this security was purchased on a when-issued basis. At July 31, 2006, these securities amounted to $2,773,000 for Lehman Brothers Municipal Money Fund.

(00) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(a) Security is subject to a guarantee provided by ABN AMRO CityplaceBank StateNV, backing 100% of the total principal.

(b) Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

(c) Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

(d) Security is subject to a guarantee provided by Bank of Nova Scotia, backing 100% of the total principal.

(e) Security is subject to a guarantee provided by BNP Paribas, backing 100% of the total principal.

(f) Security is subject to a guarantee provided by Branch Banking & Trust Co., backing 100% of the total principal.

(g) Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

(h) Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

(i) Security is subject to a guarantee provided by Comerica Bank, backing 100% of the total principal.

(j) Security is subject to a guarantee provided by Depfa Bank, backing 100% of the total principal.

(k) Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

(l) Security is subject to a guarantee provided by Dexia Credit Local de France, backing 100% of the total principal.

(m) Security is subject to a guarantee provided by Fifth Third Bank, backing 100% of the total principal.

(n) Security is subject to a guarantee provided by Goldman Sachs, backing 100% of the total principal.

(o) Security is subject to a guarantee provided by Harris Trust & Savings, backing 100% of the total principal.

(p) Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

(q) Security is subject to a guarantee provided by Key Bank, backing 100% of the total principal.

(r) Security is subject to a guarantee provided by Kredietbank, backing 100% of the total principal.

(s)     Security is subject to a guarantee provided by Landesbank
        Hessen-Thueringen Girozentrale, backing 100% of the total principal.

(t) Security is subject to a guarantee provided by Lloyd's Bank, backing 100% of the total principal.

(u) Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

(v) Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

(w) Security is subject to a guarantee provided by PNC Bank, backing 100% of the total principal.

(x) Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

(y) Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

(z) Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

(aa) Security is subject to a guarantee provided by Fleet National Bank, backing 100% of the total principal.

(bb) Security is subject to a guarantee provided by KBC Bank N.V., backing 100% of the total principal.

(cc) Security is subject to a guarantee provided by M&T Bank, backing 100% of the total principal.

(dd) Security is subject to a guarantee provided by Svenska Handelsbank, backing 100% of the total principal.









For information on the funds' significant accounting policies, please refer to the funds' most recent semi-annual financial statements.


                                                                                                          JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS National Municipal Money Fund
-----------------------------------------------------

             PRINCIPAL AMOUNT                        SECURITY(@)                        RATING(@@)            VALUE(+)
             ($000's omitted)                                                        Moody's    S&P       ($000's omitted)
             ARIZONA (0.8%)
                        1,000  Tucson Ind. Dev. Au. Joint Single Family Mtge.
                               Rev., Ser. 2006 B, (LOC: GNMA), 4.90%, due 8/3/07    VMIG1                       1,008(0)

             ARKANSAS (0.4%)
                          500  ABN Amro Munitops Cert. Trust, Ser. 2006,
                               (FGIC Insured), 3.69%, due 8/3/06                    VMIG1                         500(N)(U)(a)

             COLORADO (2.0%)
                        2,600  Denver City & Co. Arpt. Rev., Sub. Ser.
                               2005 C-2, (CIFG Insured), 3.72%, due 8/2/06          VMIG1       A-1             2,600(U)(r)

             CONNECTICUT (0.4%)
                          500  Bridgeport TANS, Ser. 2006, 4.50%, due 9/15/06                                     500

             DISTRICT OF COLUMBIA (1.1%)
                        1,440  District of Columbia Wtr. & Swr. Au. Pub.
                               Utils. Rev. (Floats), Ser. 2006, (FSA Insured),
                               3.67%, due 8/3/06                                                                1,440(U)(k)

             FLORIDA (2.3%)
                        1,995  Miami-Dade Co. Aviation Rev. (Floaters),
                               Ser. 2006, (CIFG Insured), 3.71%, due 8/3/06         VMIG1                       1,995(U)(r)

                        1,000  Miami-Dade Co. Sch. Board, (Partner Eagle),
                               Ser. 2006 A, (AMBAC Insured), 3.69%, due 8/3/06                  A-1+            1,000(U)(f)
                                                                                                                2,995

             GEORGIA (9.1%)
                        2,000  Appling Co. Dev. Au. Poll. Ctrl. Rev.,
                               (Pwr. Plant Hatch), Ser. 2001, 3.72%, due 8/1/06     VMIG1                       2,000(U)(B)
                        2,000  Cartersville Dev. Au. IDR (Bliss & Laughlin),
                               Ser. 1988, (LOC: Bank of America),
                               3.79%, due 8/3/06                                                                2,000(U)(B)
                          250  Fulton Co. Residntial Care Fac. Ref. Rev.
                               (Lenbrook Square Foundation), Ser. 1996,
                               (LOC: Bank of Scotland), 3.73%, due 8/1/06                       A-1+              250(U)(B)
                        1,850  Gainesville & Hall Co. Dev. Au. Sr. Living
                               Fac. Rev. (Lanier Village), Ser. 2003 B,
                               (Radian Insured), 3.70%, due 8/1/06                              A-1             1,850(U)(B)(o)
                        4,000  Georgia St. Hsg. & Fin. Au. Rev. (Merlots),
                               Ser. 2006 B11, (LOC: Wachovia Bank & Trust Co.),
                               3.74%, due 8/2/06                                                A-1+            4,000(U)
                        2,000  Kennesaw Dev. Au. Multi-Family Hsg. Rev.
                               (Walton Ridenour Apts. Proj.), Ser. 2004,
                               (LOC: SunTrust Bank), 3.69%, due 8/2/06              VMIG1                       2,000(U)(B)
                                                                                                                12,100

             ILLINOIS (2.4%)
                        2,000  Chicago Enterprise Zone Rev. (J & A LLC Proj.),
                               Ser. 2002, (LOC: Charter One Bank), 3.77%,
                               due 8/3/06                                                                       2,000(U)
                        1,165  Chicago Multi-Family Hsg. Rev. (Churchview
                               Supportive Living Fac.), Ser. 2003,
                               (LOC: Harris Trust & Savings), 3.78%, due 8/3/06     VMIG1                       1,165(U)(B)
                                                                                                                3,165

             INDIANA (11.4%)
                        2,000  Crawfordsville Econ. Dev. Ref. Rev., Ser. 1993,
                               (LOC: Federal Home Loan Bank), 3.75%, due 8/3/06     VMIG1                       2,000(U)
                        3,400  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev.
                               (Howard Reg. Hlth. Sys. Proj.), Ser. 2005 B,
                               (LOC: National City Bank), 3.73%, due 8/1/06                     A-1             3,400(U)(B)
                        2,400  Indiana St. Dev. Fin. Au. IDR (TTP, Inc. Proj.),
                               Ser. 2001, (LOC: LaSalle National Bank),
                               3.73%, due 8/3/06                                                A-1             2,400(U)(B)
                        1,840  Kokomo Econ. Dev. Rev. (Villiage Comm.
                               Partners IV Proj.), Ser. 1995, (LOC:
                               Federal Home Loan Bank), 3.75%, due 8/3/06           VMIG1                       1,840(U)(B)

             See Notes to Schedule of Investments                               1


                                                                                                          JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS National Municipal Money Fund cont'd
------------------------------------------------------------

             PRINCIPAL AMOUNT                        SECURITY(@)                        RATING(@@)            VALUE(+)
             ($000's omitted)                                                        Moody's    S&P       ($000's omitted)
                        1,127  La Porte Co. Econ. Dev. Rev. (Pedcor
                               Investments-Woodland), Ser. 1994,
                               (LOC: Federal Home Loan Bank), 3.76%, due 8/3/06     VMIG1                       1,127(U)
                        1,250  Noblesville BANS, Ser. 2006, 3.75%, due 1/1/07                                   1,250
                        1,105  North Vernon Ind. Econ. Dev. Rev. (Oak
                               Meadows Apt. Proj.), Ser. 1995, (LOC:
                               Federal Home Loan Bank), 3.76%, due 8/2/06                       A-1+            1,105(U)
                        2,000  Tippecanoe Sch. Corp. Temporary Loan Warrants,
                               Ser. 2006, 3.75%, due 12/29/06                                                   2,003
                                                                                                               15,125

             IOWA (0.1%)
                          200  Iowa Higher Ed. Loan Au. Private College Fac.
                               Rev. (Wartburg Proj.), Ser. 2000, (LOC:
                               Northern Trust Co.), 3.73%, due 8/1/06               VMIG1                         200(U)(B)

             KANSAS (1.0%)
                        1,400  Wyandotte Co. & Kansas City Unified Govt. G.O.,
                               Ser. 2006 I, 3.73%, due 4/1/07                       MIG1                        1,400

             KENTUCKY (2.7%)
                        3,000  Fulton Co. Ind. Bldg. Rev. (Burke Parsons Bowlby
                               Corp.), Ser. 2006, (LOC: Branch Banking &
                               Trust Co.), 3.78%, due 8/3/06                                                    3,000(U)(B)
                          630  Trimble Co. Econ. Dev. Rev. (Synthetic
                               Materials Proj.), Ser. 2000, (LOC: Citizens
                               Bank), 3.81%, due 8/3/06                                                           630(U)(B)
                                                                                                                3,630

             MAINE (2.4%)
                        3,200  Maine St. Hsg. Au. Mtge. Purchase Rev., Ser.
                               2004 B-3, (LOC: State Street Bank), 3.67%,
                               due 8/3/06                                           VMIG1       A-1+            3,200(U)

             MARYLAND (1.1%)
                        1,500  Maryland St. Stadium Au. Sports. Fac.
                               Lease Ref. Rev., Ser. 1999, (LOC: Bank of
                               America), 3.68%, due 8/2/06                          VMIG1       A-1+            1,500(U)

             MASSACHUSETTS (1.9%)
                        2,000  Chatham BANS, Ser. 2006, 4.00%, due 2/1/07                                       2,006
                          500  Montachusett Reg. Trans. Au. RANS, Ser. 2006,
                               4.50%, due 6/15/07                                                                 503
                                                                                                                2,509

             MICHIGAN (1.1%)
                          365  Michigan Muni. Bond Au. Rev., Ser. 2005,
                               (LOC: Merrill Lynch Capital Markets), 3.14%,
                               due 8/2/06                                                                         365(U)
                        1,090  Wayne Co. Arpt. Au. Rev., Ser. 2006, (MBIA
                               Insured), 3.71%, due 8/3/06                          VMIG1                       1,090(U)(r)(00)
                                                                                                               1,455

             MINNESOTA (0.4%)
                          100  Mankato Rev. (Bethany Lutheran College),
                               Ser. 2000 B, (LOC: Wells Fargo & Co.), 3.73%,
                               due 8/1/06                                                       A-1+              100(U)(B)
                          500  Rush City IDR (Plastech Corp. Proj.), Ser. 1999,
                               (LOC: U.S. Bank), 3.85%, due 8/3/06                                                500(U)(B)
                                                                                                                  600

             MISSOURI (1.0%)
                        1,000  Clayton Ind. Dev. Au. Ind. Ref. Rev. (Bailey
                               Court Proj.), Ser. 1989, (LOC: Commerce Bank
                               N.A.), 3.79%, due 8/3/06                                         A-1             1,000(U)
                          400  Missouri St. Env. Imp. & Energy Res. Au.
                               (Utilicorp United Inc. Proj.), Ser. 1993
                               (LOC: Citibank, N.A.), 3.88%, due 8/2/06             P-1         A-1+              400(U)(B)
                                                                                                                1,400

             See Notes to Schedule of Investments                               2


                                                                                                          JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS National Municipal Money Fund cont'd
------------------------------------------------------------

             PRINCIPAL AMOUNT                        SECURITY(@)                        RATING(@@)            VALUE(+)
             ($000's omitted)                                                        Moody's    S&P       ($000's omitted)

             MONTANA (1.5%)
                        2,000  Montana St. Board Investment (Muni. Fin.
                               Cons. Act-Intercap), Ser. 1994, 3.65%,
                               due 3/1/09 Putable 3/1/07                            VMIG1                       2,000

             NEBRASKA (2.6%)
                        3,395  Nebhelp, Inc. Rev. (Std. Loan Prog.), Ser.
                               1986 B, (MBIA Insured), 3.85%, due 8/2/06            VMIG1       A-1+            3,395(N)(U)(p)

             NEVADA (4.2%)
                        2,000  Nevada Hsg. Div. Multi-Unit Hsg. (Silverado
                               Ranch), Ser. 1999 A, (LOC: Fannie Mae), 3.67%,
                               due 8/3/06                                                       A-1+            2,000(U)(B)
                        3,650  Nevada Hsg. Div. Multi-Unit Rev. (Southwest
                               Villiage), Ser. 2005, (LOC: Fannie Mae),
                               3.67%, due 8/3/06                                                A-1+            3,650(U)(B)
                                                                                                                5,650

             NEW HAMPSHIRE (2.2%)
                        1,225  Manchester Multi-Family Hsg. Au. Rev.
                               (Wall Str. Tower), Ser. 1990 B, (LOC: PNC
                               Bank), 3.71%, due 8/3/06                                         A-1             1,225(U)
                        1,660  New Hampshire St. Hsg. Fin. Au. Multi-Family
                               Rev. (Floats), Ser. 2006, (LOC: Merrill Lynch
                               Capital Markets), 3.73%, due 8/3/06                  VMIG1                       1,660(U)
                                                                                                                2,885

             NEW YORK (1.4%)
                        1,820  Rev. Bond Cert. Ser. Trust Var. St.,
                               (Sterling Park), Ser. 2006, (AIG Insured),
                               3.89%, due 8/3/06                                                                1,820(U)

             NORTH CAROLINA (4.8%)
                        1,900  North Carolina HFA, Ser. 2002, (LOC: Citibank,
                               N.A.), 3.72%, due 8/3/06                             VMIG1                       1,900(U)
                        1,000  North Carolina HFA (Merlots), Ser. 2006 B12,
                               (LOC: Wachovia Bank & Trust Co.), 3.74%,
                               due 8/2/06                                           VMIG1                       1,000(U)
                        3,500  Raleigh Durham Arpt. Au. Rev., Ser. 2006 A,
                               (LOC: SunTrust Bank), 3.70%, due 8/2/06              VMIG1                       3,500(U)
                                                                                                                6,400

             NORTH DAKOTA (2.5%)
                        3,340  North Dakota St. Hsg. Fin. Agcy. Home Mtge.
                               Fin. Rev. (Hsg. Fin. Prog.), Ser. 2003 A,
                               (LOC: KBC Bank N.V.), 3.69%, due 8/2/06              VMIG1                       3,340(U)

             OHIO (2.6%)
                        1,000  Groveport BANS, Ser. 2006, 4.25%, due 1/17/07                                    1,003
                        1,500  Richland Co. BANS (Correctional Facs.),
                               Ser. 2006, 4.25%, due 2/27/07                                                    1,507
                        1,000  Wood Co. IDR (Reclamation Technologies),
                               Ser. 2006, (LOC: National City Bank), 3.77%,
                               due 8/3/06                                                                       1,000(U)(B)
                                                                                                                3,510

             OKLAHOMA (3.0%)
                        3,940  Oklahoma HFA Single Family Rev. (Floats),
                               Ser. 2001, (LOC: Merrill Lynch Capital Markets),
                               3.71%, due 8/3/06                                    VMIG1                       3,940(U)

             OREGON (4.5%)
                        2,980  Oregon St. Homeowner Rev. (Floats), Ser. 2005,
                               (LOC: Landesbank Hessen-Thueringen Girozentrale),
                               3.69%, due 8/3/06                                    VMIG1                       2,980(U)
                        3,000  Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev.,
                               Ser. 2006 C, (LOC: State Street Bank), 3.67%,
                               due 8/3/06                                           VMIG1                       3,000(U)
                                                                                                                5,980

             PENNSYLVANIA (4.5%)
                        3,000  Lackawanna Co. Ind. Dev. Au. Rev. (Material
                               Technology Proj.), Ser. 2006, (LOC: Wachovia
                               Bank & Trust Co.), 3.81%, due 8/3/06                                             3,000(U)(B)

             See Notes to Schedule of Investments                               3



                                                                                                          JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS National Municipal Money Fund cont'd
------------------------------------------------------------

             PRINCIPAL AMOUNT                        SECURITY(@)                        RATING(@@)            VALUE(+)
             ($000's omitted)                                                        Moody's    S&P       ($000's omitted)

                        3,000  Pennsylvania Econ. Dev. Fin. Au. Exempt Fac.
                               Rev. (Shippingport Proj.), Ser. 2005 A,
                               (LOC: PNC Bank), 3.74%, due 8/2/06                   VMIG1       A-1             3,000(U)(B)
                                                                                                                6,000

             RHODE ISLAND (1.2%)
                        1,580  Rhode Island St. Ind. Facs. Corp. IDR
                               (Precision Turned Components Proj.), Ser. 2000,
                               (LOC: Bank of America), 3.77%, due 8/2/06                        A-1+            1,580(U)(B)

             SOUTH CAROLINA (3.0%)
                        4,000  South Carolina St. Pub. Svc. Au. Rev., Ser. 2006
                               158-B, (AMBAC Insured), 3.67%, due 8/3/06            VMIG1                       4,000(U)(d)

             TENNESSEE (3.2%)
                          170  Blount Co. Pub. Bldg. Au. (Govt. Pub. Imp.), Ser.
                               2001 A-2F, (AMBAC Insured), 3.67%, due 8/1/06        VMIG1                         170(U)(u)
                          600  Memphis, Ser. 1995 B, (LOC: Westdeutsche
                               Landesbank Girozentrale), 3.88%, due 8/2/06          VMIG1       A-1+              600(U)
                        2,000  Metro. Govt. Nashville & Davidson Co. Hlth. &
                               Ed. Fac. Board Rev. (Ascension Hlth. Credit),
                               Ser. 2001 B-2, 3.40%, due 1/3/07                     VMIG1       A-1+            2,000(B)
                          440  Stewart Co. IDB. Rev. (Synthetic Materials
                               Proj.), Ser. 1999 A, (LOC: Citizens Bank),
                               3.86%, due 8/3/06                                                                  440(U)(B)
                        1,065  Stewart Co. IDB. Rev. (Synthetic Materials),
                               Ser. 1999 C, (LOC: Citizens Bank), 3.81%,
                               due 8/3/06                                                                       1,065(U)(B)
                                                                                                                4,275

             TEXAS (6.3%)
                        1,355  Dallas Fort Worth Reg. Arpt. Rev. (Muni. Sec.
                               Trust Receipts), Ser. 1997 SGA 49, (MBIA
                               Insured), 3.72%, due 8/1/06                                      A-1+            1,355(U)(s)
                        2,500  Gulf Coast Ind. Dev. Au. Exempt Fac. Ind.
                               Rev. (BP Global Pwr. Corp. Proj.), Ser. 2003,
                               3.72%, due 8/1/06                                    VMIG1                       2,500(U)(B)
                        4,500  Port of Port Arthur Navigation Dist. Rev.
                               (Fina Oil & Chemical Co. Proj.), Ser. 1998,
                               3.76%, due 8/1/06                                    VMIG1                       4,500(U)(B)
                                                                                                                8,355

             UTAH (2.3%)
                        3,000  Lehi Elec. Util. Rev., Ser. 2005,
                               (FSA Insured), 3.75%, due 8/2/06                                                 3,000(U)(k)

             VERMONT (2.3%)
                        3,000  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev.
                               (Northeastern Hosp.), Ser. 2004 A, (LOC:
                               TD Banknorth N.A.), 3.69%, due 8/1/06                VMIG1                       3,000(U)(B)

             VIRGINIA (0.2%)
                          300  Wythe Co. Ind. Dev. Au. Rev. (Klockner-Pentaplast
                               of America), Ser. 1989, (LOC: Deutsche Bank),
                               3.79%, due 8/3/06                                                                  300(U)(B)

             WASHINGTON (3.5%)
                          100  Seattle Hsg. Au. Rev. (High Point Proj.),
                               Ser. 2003, (LOC: Bank of America), 3.71%,
                               due 8/3/06                                           VMIG1                         100(U)(B)
                        2,500  Washington St. Hsg. Fin. Commission
                               Multi-Family Hsg. Rev. (Eagles Landing Apt.
                               Proj.), Ser. 2006 A, (LOC: Fannie Mae), 3.72%,
                               due 8/3/06                                           VMIG1                       2,500(U)(B)
                        2,000  Washington St. Hsg. Fin. Commission
                               Multi-Family Hsg. Rev. (New Haven Apt. Proj.),
                               Ser. 2005 A, (LOC: U.S. Bank), 3.73%, due 8/3/06     VMIG1                       2,000(U)(B)
                                                                                                                4,600

             WISCONSIN (0.8%)
                          895  Wisconsin Hsg. & Econ. Dev. Au. Home Ownership
                               Rev., Ser. 2004 A, (LOC: Westdeutsche Landesbank
                               Girozentrale), 3.68%, due 8/2/06                     VMIG1       A-1+              895(U)

             See Notes to Schedule of Investments                               4


                                                                                                          JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS National Municipal Money Fund cont'd
------------------------------------------------------------

             PRINCIPAL AMOUNT                        SECURITY(@)                        RATING(@@)            VALUE(+)
             ($000's omitted)                                                        Moody's    S&P       ($000's omitted)
                          200  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.,
                               (Meriter Hosp. Inc. Proj.), Ser. 2002,
                               (LOC: Marshall & Ilsley), 3.73%, due 8/1/06                      A-1               200(U)(B)
                                                                                                                1,095

                           TOTAL INVESTMENTS (98.2%)                                                          130,452

                           Cash, receivables and other assets, less liabilities (1.8%)                          2,334

                           TOTAL NET ASSETS (100.0%)                                                         $132,786






             See Notes to Schedule of Investments                               5


                                                                                                           July 31, 2006 (Unaudited)

SCHEDULE OF INVESTMENTS Tax-Free Money Fund
-------------------------------------------
            PRINCIPAL AMOUNT              SECURITY (@)                              RATING (@@)              VALUE(+)
            ($000's omitted)                                                     Moody's     S&P        ($000's omitted)
            ALABAMA (1.6%)
                          5,925  Birmingham Downtown Redev. Au. Rev.
                                 (UAB Ed. Foundation Proj.), Ser. 2002, (LOC:
                                 Regions Bank), 3.66%, due 8/2/06                VMIG1                  5,925(U)(B)
                          1,850  Lauderdale Co. Pub. Park Rec. Board Rev.
                                 (Metro YMCA), Ser. 2000, (LOC: SunTrust
                                 Bank), 3.64%, due 8/2/06                        VMIG1                  1,850(U)(B)
                          1,000  Mobile Spring Hill College Ed. Bldg. Au.
                                 Rev. Spring Hill College Proj.), Ser. 2004 B,
                                 (LOC: Regions Bank), 3.66%, due 8/2/06          VMIG1                  1,000(U)
                          3,600  Montgomery BMC Spec. Care Fac. Fin.
                                 Au. Rev. (VHA Hosp. Inc.), Ser. 1985 E,
                                 (AMBAC Insured), 3.67%, due 8/2/06                          A-1+       3,600(U)(c)
                                                                                                       12,375

            ALASKA (0.1%)
                          1,000  Alaska Ind. Dev. & Export Au.
                                 Rev., Ser. 2004, (FSA Insured), 3.68%, due
                                 8/3/06                                          VMIG1                  1,000(U)(g)

            ARKANSAS (1.1%)
                          8,000  ABN Amro Munitops Cert. Trust, Ser. 2006,
                                 (FGIC Insured), 3.69%, due 8/3/06               VMIG1                  8,000(N)(U)(a)

            CALIFORNIA (0.7%)
                          5,355  Los Angeles Comm. Redev. Agcy.
                                 Multi-Family Hsg. Rev., Ser. 2005, (LOC:
                                 FNMA), 3.68%, due 8/3/06                                    A-1        5,355(U)(q)

            COLORADO (2.6%)
                          2,690  Colorado Ed. & Cultural Fac. Au.
                                 Rev. (National Jewish Fed. Bldg.), Ser. 2005
                                 PG B-3, (LOC: National City Bank), 3.68%,
                                 due 8/1/06                                      VMIG1                  2,690(U)(B)
                         10,000  Colorado Ed. & Cultural Fac. Au.
                                 Rev. (Oaks Christian Sch. Proj.), Ser. 2006,
                                 (LOC: U.S. Bank), 3.70%, due 8/1/06             VMIG1                 10,000(U)(B)
                          5,000  Commerce City Northern Infrastructure
                                 Gen. Imp. Dist., Ser. 2006,
                                 (LOC: U.S. Bank), 3.69%, due 8/3/06                         A-1+       5,000(U)
                          2,000  Denver City & Co. Arpt. Rev. Muni. Sec.
                                 Trust Receipts Rev., Ser. 1996, (MBIA
                                 Insured), 3.68%, due 8/2/06                                 A-1+       2,000(U)(s)
                                                                                                       19,690

            CONNECTICUT (2.9%)
                          3,500  Bridgeport TANS, Ser. 2006, 4.50%,
                                 due 9/15/06                                                            3,502
                          7,050  Connecticut Dev. Au. Arpt. Hotel
                                 Rev. (Bradley Arpt. Hotel Proj.), Ser. 2006,
                                 (LOC: TD Banknorth N.A.), 3.67%, due 8/3/06     VMIG1                  7,050(U)(B)
                         11,000  Connecticut St. G.O., Ser. 2002, (FSA
                                 Insured), 3.67%, due 8/3/06                                 A-1+      11,000(U)(n)
                                                                                                       21,552

            DISTRICT OF COLUMBIA (0.7%)
                          5,215  District of Columbia G.O., Ser.
                                 2004, (FSA Insured), 3.68%, due 8/3/06          VMIG1                  5,215(U)(g)

             FLORIDA (0.8%)
                            935  Alachua Co. Ind. Dev. Rev. (Oak Hill Sch.
                                 Inc. Proj.), Ser. 1999, (LOC: SunTrust
                                 Bank), 3.69%, due 8/2/06                                                 935(U)(B)
                          1,000  Florida Hsg. Fin. Corp. Multi-Family Mtge.
                                 Ref. Rev. ( Monterey Lake), Ser. 2005 C, (LOC:
                                 Freddie Mac), 3.67%, due 8/2/06                             A-1+       1,000(U)(B)
                          2,590  Florida St. Board of Ed., Ser. 2003, (MBIA
                                 Insured), 3.68%, due 8/2/06                                 A-1+       2,590(U)(s)
                          1,725  Highlands Co. Hlth. Fac. Au. Rev., Ser.
                                 2006, (LOC: Citibank, N.A.), 3.69%, due
                                 8/3/06                                          VMIG1                  1,725(U)
                                                                                                        6,250

             See Notes to Schedule of Investments                             1

                                                                                                           July 31, 2006 (Unaudited)

SCHEDULE OF INVESTMENTS Tax-Free Money Fund cont'd
--------------------------------------------------
            PRINCIPAL AMOUNT              SECURITY (@)                              RATING (@@)              VALUE(+)
            ($000's omitted)                                                     Moody's     S&P        ($000's omitted)
            GEORGIA (4.4%)
                          6,100  De Kalb Co. Hsg. Au. Multi-Family Hsg. Rev.
                                 (Wood Hills Apt. Proj.), Ser. 1988, (LOC:
                                 Fleet National Bank), 3.70%, due 8/2/06                     A-1+       6,100(U)(B)
                          1,385  De Kalb Co. Wtr. & Swr. Rev., Ser. 2006,
                                 (FSA Insured), 3.68%, due 8/3/06                                       1,385(U)(l)
                          3,135  De Kalb Co. Wtr. & Swr. Rev., Ser. 2006,
                                 (LOC: Citibank, N.A.), 3.68%, due 8/3/06        VMIG1                  3,135(U)
                          6,950  Fulton Co. Hsg. Au. Multi-Family Hsg. Ref.
                                 Rev. (Champions Green Apts. Proj.), Ser.
                                 1994 B, (LOC: Fannie Mae), 3.67%, due 8/2/06    VMIG1                  6,950(U)(B)
                         11,125  Gainesville & Hall Co. Dev. Au. Sr. Living
                                 Fac. Rev. (Lanier Village), Ser.
                                 2003 B, (Radian Insured), 3.70%, due 8/1/06                 A-1       11,125(U)(B)(o)
                            500  Gwinnett Co. Dev. Au. Rev. (Greater
                                 Atlanta Christian), Ser. 1998,
                                 (LOC: SunTrust Bank), 3.64%, due 8/2/06                                  500(U)(B)
                          2,500  Gwinnett Co. Hsg. Au. Multi-Family Hsg. Rev.
                                 (Greens Apts. Proj.), Ser. 1995, (LOC:
                                 Fannie Mae), 3.67%, due 8/2/06                              A-1+       2,500(U)(B)
                          1,500  Roswell Hsg. Au. Multi-Family Rev.
                                 (Azalea Park Apts.), Ser. 1996,
                                 (LOC: Fannie Mae), 3.67%, due 8/2/06                        A-1+       1,500(U)(B)
                                                                                                       33,195

             IDAHO (0.5%)
                          3,500  Idaho Hlth. Fac. Au. Rev.
                                 (St. Lukes Med. Ctr.), Ser. 2000, (FSA
                                 Insured), 3.68%, due 8/1/06                     VMIG1       A-1+       3,500(U)(B)(m)

             ILLINOIS (5.1%)
                            500  Belleville Ind. Dev. Rev.
                                 (Wetterau, Inc. Proj.), Ser. 1991, (LOC: PNC
                                 Bank), 3.68%, due 8/3/06                                                 500(U)
                          7,155  Chicago O'Hare Int'l. Arpt. Rev.,
                                 Ser. 2005, (FGIC Insured), 3.68%, due 8/3/06                           7,155(U)(j)
                          6,000  Chicago O'Hare Int'l. Arpt. Rev., l
                                 Ser. 2006, (FGIC Insured), 3.68%, due 8/3/06                           6,000(U)(l)
                          2,500  Illinois Hlth. Fac. Au. Rev.
                                 (Advocate Hlth. Care Network), Ser. 2003 B,
                                 3.40%, due 11/15/22 Putable 1/4/07              VMIG1        A-1+      2,500(B)
                          5,470  Illinois Hlth. Fac. Au. Rev. (OSF
                                 Health Care Sys.), Ser. 2002 (LOC: Fifth
                                 Third Bank), 3.68%, due 8/1/06                  VMIG1        A-1+      5,470(U)(B)
                          3,285  Illinois Reg. Trans. Au. G.O.
                                 (Merlots), Ser. 2002 A24, (MBIA Insured),
                                 3.69%, due 8/2/06                               VMIG1                  3,285(U)(c)
                          6,965  Illinois St. G.O., Ser. 2003 (MBIA Insured),
                                 3.68%, due 8/3/06                                            A-1+      6,965(U)(g)
                          1,630  Illinois St. G.O., Ser. 2004, (MBIA
                                 Insured), 3.68%, due 8/3/06                     VMIG1                  1,630(U)(g)
                          5,000  Lake Co. Sch. Dist. No. 109 ( Deerfield)
                                 G.O., Ser. 2006, (LOC: JP Morgan Chase),
                                 3.68%, due 8/2/06                               VMIG1                  5,000(U)
                                                                                                       38,505
             INDIANA (4.4%)
                          6,900  Columbus Renovation Sch. Bldg. Corp., Ser.
                                 2005, (MBIA Insured), 3.69%, due 8/3/06                     A-1        6,900(U)(q)
                          5,600  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev.
                                 (Howard Reg. Hlth. Sys. Proj.), Ser. 2005 B,
                                 (LOC: National City Bank), 3.73%, due 8/1/06                A-1        5,600(U)(B)
                          5,000  Indiana Hlth. & Ed. Fac. Fin. Au. Rev.
                                 (South Greenwood Village Proj.),
                                 Ser. 2006 A, (LOC: Sovereign Bank),
                                 3.72%, due 8/3/06                                                      5,000(U)(B)(b)
                          1,500  Logansport Econ. Dev. Ref. Rev. (Modine
                                 Mfg. Co. Proj.), Ser. 1987, (LOC:
                                 Wachovia Bank & Trust Co.), 3.70%, due
                                 8/2/06                                                                 1,500(U)(B)
                          2,500  Noblesville BANS, Ser. 2006, 3.75%, due
                                 1/1/07                                                                 2,500

             See Notes to Schedule of Investments                             2

                                                                                                           July 31, 2006 (Unaudited)

SCHEDULE OF INVESTMENTS Tax-Free Money Fund cont'd
--------------------------------------------------
            PRINCIPAL AMOUNT              SECURITY (@)                              RATING (@@)              VALUE(+)
            ($000's omitted)                                                     Moody's     S&P        ($000's omitted)
                          4,000  Tippecanoe Sch. Corp. Temporary Loan
                                 Warrants, Ser. 2006, 3.75%, due 12/29/06                               4,006
                          7,645  Zionsville Comm. Sch. Bldg. Corp. Rev., Ser.
                                 2005, (FSA Insured), 3.69%, due 8/2/06                      A-1+       7,645(U)(t)
                                                                                                       33,151
             IOWA (1.3%)
                          2,350  Coralville G.O. BANS, Ser. 2006, 4.50%, due
                                 6/1/07                                          MIG1                   2,364
                          1,350  Iowa Fin. Au. Private College Rev.
                                 (Morningside College Proj.), Ser. 2001,
                                 (LOC: Firstar Bank N.A.), 3.73%, due 8/1/06                 A-1+       1,350(U)(B)
                            430  Iowa Fin. Au. Private Sch. Fac.
                                 Rev. (Kuemper Proj.), Ser. 1998, (LOC:
                                 Allied Irish Bank), 3.73%, due 8/1/06                                    430(U)(B)
                            500  Iowa Higher Ed. Loan Au. Rev.
                                 (Private College Des Moines Proj.), Ser.
                                 2003, (LOC: Allied Irish Bank), 3.73%, due
                                 8/1/06                                          VMIG1                    500(U)(B)
                          1,450  Iowa Higher Ed. Loan Au. Rev.
                                 (Private College Des Moines Proj.), Ser.
                                 2004, (LOC: Allied Irish Bank), 3.73%, due
                                 8/1/06                                          VMIG1       A-1+       1,450(U)(B)
                          1,000  Iowa St. Sch. Cash Anticipation Prog.
                                 Warrant Cert., Ser. 2006 B, (FSA Insured),
                                 4.50%, due 1/26/07                              MIG1                   1,006
                          2,400  Mississippi Bend Area Ed. Agcy.
                                 Anticipation Prog. Warrants, Ser.
                                 2006, 4.50%, due 6/21/07                                               2,415
                                                                                                        9,515

             KANSAS (1.4%)
                          5,000  Mission Multi-Family Hsg. Ref. Rev.
                                 (Silverwood Apt. Proj.), Ser. 1996, (LOC:
                                 Fannie Mae), 3.67%, due 8/2/06                              A-1+       5,000(U)
                          1,250   Prairie Village Multi-Family Ref.
                                 Rev. (addressStreetCorinth   Apts.
                                 Proj.), Ser. 2000, (LOC: Freddie Mac),
                                 3.65%, due 8/3/06                               VMIG1                  1,250(U)(B)
                          4,000  Wyandotte Co. &  Kansas City Unified
                                 Govt. G.O., Ser. 2006 I, 3.73%, due 4/1/07      MIG1                   4,000
                                                                                                       10,250

             KENTUCKY (1.6%)
                          3,000  Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev.
                                 (Construction Notes), 3.50%, due 10/1/06        MIG1                   3,000
                          5,400  Kentucky St. Turnpike Au. Econ. Dev. Road
                                 Rev., Ser. 2005, (AMBAC Insured), 3.68%, due
                                 8/3/06                                          VMIG1                  5,400(U)(r)
                          3,530  Simpson Co. Hosp. Rev. (Franklin Med. Ctr.,
                                 Inc.), Ser. 2006, (LOC: Branch Banking &
                                 Trust Co.), 3.68%, due 8/3/06                                          3,530(U)(B)
                                                                                                       11,930

             MARYLAND (2.4%)
                          6,500  Maryland St. Comm. Dev. Admin. Dept. Hsg. &
                                 Comm. Dev. Rev. (Residential), Ser. 2006 C,
                                 3.38%, due 3/7/07                               MIG1                   6,500
                         11,600  Maryland St. Hlth. & Higher Ed. Fac. Au.
                                 Rev. (Pickersgill, Inc.), Ser. 2005 A,
                                 (Radian Insured), 3.66%, due 8/3/06                         A-1+      11,600(U)(B)(e)
                                                                                                       18,100

             MASSACHUSETTS (5.6%)
                          1,100  Massachusetts St. Dev. Fin. Agcy. Rev.
                                 (Assumption College), Ser. 2002 A,
                                 (LOC: Sovereign Bank), 3.70%, due 8/2/06        VMIG1                  1,100(U)(B)(c)
                          9,500  Massachusetts St. Dev. Fin. Agcy. Rev.
                                 (Boston College High Sch.), Ser. 2006,
                                 (LOC: Citizens Bank), 3.70%, due 8/2/06         VMIG1                  9,500(U)(B)
                          5,000  Massachusetts St. Dev. Fin. Agcy.
                                 Rev. (Marine Biological Laboratory), Ser.
                                 2006, (LOC: JP Morgan Chase), 3.70%, due
                                 8/3/06                                          VMIG1                  5,000(U)(B)

             See Notes to Schedule of Investments                             3

                                                                                                           July 31, 2006 (Unaudited)

SCHEDULE OF INVESTMENTS Tax-Free Money Fund cont'd
--------------------------------------------------
            PRINCIPAL AMOUNT              SECURITY (@)                              RATING (@@)              VALUE(+)
            ($000's omitted)                                                     Moody's     S&P        ($000's omitted)
                            990  Massachusetts St. Dev. Fin. Agcy. Rev.
                                 (Suffolk Univ.), Ser. 2005 A,
                                 (LOC: Citizens Bank), 3.72%, due 8/2/06         VMIG1                    990(U)(B)
                         10,700  Massachusetts St. Hlth. & Ed. Fac. Au. Rev.,
                                 Ser. 2004, (AMBAC Insured), 3.67%, due
                                 8/3/06                                                                10,700(U)(r)
                          3,200  Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
                                 (Sherrill House), Ser. 2002 A-1, (LOC:
                                 Sovereign Bank), 3.64%, due 8/3/06                          A-1+       3,200(U)(B)(h)
                            200  Massachusetts St. Wtr. Res. Au. Ref., Sub.
                                 Ser. 2000 B, (FGIC Insured), 3.63%, due
                                 8/2/06                                          VMIG1       A-1+         200(U)(z)
                          2,400  Montachusett Reg. Trans. Au. RANS, Ser.
                                 2006, 4.50%, due 6/15/07                                               2,412
                          5,300  New Bedford BANS, Ser. 2006, 4.00%,
                                 due 2/16/07                                     MIG1                   5,314
                          3,530  Worcester Reg. Trans. Au. G.O.
                                 RANS, Ser. 2006, 4.25%, due 6/29/07                                    3,539
                                                                                                       41,955

             MICHIGAN (1.5%)
                          1,300  Bridgeport Spaulding Comm. Sch.
                                 Dist. G.O., Ser. 2006, 4.10%, due 6/27/07                              1,303
                          3,915  Grand Rapids Hsg. Corp. Rev., Ser. 2005,
                                 (LOC: Merrill Lynch Capital Markets), 3.68%,
                                 due 8/2/06                                                  A-1        3,915(U)
                          2,000  Michigan St. Bldg. Au. Rev., Ser. 2004,
                                 (MBIA Insured), 3.67%, due 8/3/06                                      2,000(U)(q)
                          3,800  Van Buren Pub. Sch. Dist. St. Aid
                                 Anticipation Notes, Ser. 2006, 4.25%, due
                                 9/30/06                                                                3,803
                                                                                                       11,021

             MINNESOTA (2.0%)
                         14,104  Arden Hills Hsg. & Hlth. Care Fac. Rev.
                                 (Presbyterian Homes), Ser. 1999 A, (LOC:
                                 U.S. Bank), 3.73%, due 8/1/06                               A-1+       14,104(U)
                            200  Mankato Rev. (Bethany Lutheran College), Ser.
                                 2000 B, (LOC: Wells Fargo & Co.), 3.73%, due
                                 8/1/06                                                      A-1+          200(U)(B)
                          1,005  Roseville Private Sch. Fac. Rev.
                                 (Northwestern College Proj.), Ser. 2002,
                                 (LOC: Marshall & Ilsley), 3.73%, due 8/1/06     VMIG1                  1,005(U)(B)
                                                                                                       15,309

             MISSOURI (3.9%)
                          5,550  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac.
                                 Rev. (Christian Brothers), Ser. 2002 A,
                                 (LOC: Commerce Bank N.A.), 3.73%, due 8/1/06                A-1        5,550(U)(B)
                          5,300  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac.
                                 Rev. (Drury College), Ser. 1999,
                                 (LOC: Bank of America), 3.73%, due 8/1/06       VMIG1                  5,300(U)(B)
                            100  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac.
                                 Rev. (Drury Univ.), Ser. 2003, (LOC: Bank
                                 of America), 3.73%, due 8/1/06                  VMIG1                    100(U)(B)
                          5,250  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac.
                                 Rev. (Kansas City Art Institute), Ser. 2005,
                                 (LOC: Commerce Bank N.A.), 3.73%, due 8/1/06                A-1        5,250(U)(B)
                          2,400  Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac.
                                 Rev. (Lutheran Sr. Svcs.), Ser. 2000, (LOC:
                                 U.S. Bank), 3.65%, due 8/2/06                   VMIG1                  2,400(U)(B)
                          3,950  St. Louis StateInd. Dev. Au. Ind. Rev.
                                 (Schnuck Markets, Inc.), Ser. 1985,
                                 (LOC: U.S. Bank), 3.72%, due 8/3/06             P-1                    3,950(U)
                          4,400  University of Missouri Sys. Fac. Rev., Ser.
                                 2000 B, 3.68%, due 8/1/06                       VMIG1       A-1+       4,400(U)
                          2,335  Wentzville Sch. Dist. Number R 04 G.O. (ABN
                                 Amro Munitops Cert. Trust), Ser. 2004, (FGIC
                                 Insured), 3.68%, due 8/3/06                     VMIG1                  2,335(U)(a)
                                                                                                       29,285

             See Notes to Schedule of Investments                             4

                                                                                                           July 31, 2006 (Unaudited)

SCHEDULE OF INVESTMENTS Tax-Free Money Fund cont'd
--------------------------------------------------
            PRINCIPAL AMOUNT              SECURITY (@)                              RATING (@@)              VALUE(+)
            ($000's omitted)                                                     Moody's     S&P        ($000's omitted)
             MONTANA (0.5%)
                          3,745  Montana St. Board Investment (Muni. Fin.
                                 Cons. Act-Intercap), Ser. 1994, 3.65%, due
                                 3/1/09 Putable 3/1/07                           VMIG1                  3,745

             NEBRASKA (1.0%)
                          7,300  Nebraska Ed. Fin. Au. Rev. (Creighton Univ.
                                 Proj.), Ser. 2005 B, (LOC: JP Morgan Chase),
                                 3.73%, due 8/1/06                               VMIG1                  7,300(U)

             NEVADA (4.2%)
                          5,235  Clark Co. G.O., Ser. 2006, (FSA Insured),
                                 3.68%, due 8/3/06                                           A-1+       5,235(U)(d)
                         12,795  Las Vegas Valley Wtr. Dist. G.O.
                                 (ABN Amro Munitops Cert. Trust),
                                 Ser. 2005, (FGIC Insured), 3.69%, due 8/3/06    VMIG1                 12,795(U)(a)
                          6,000  North Las Vegas G.O. (ABN Amro Munitops
                                 Cert. Trust), Ser. 2006, (MBIA Insured),
                                 3.69%, due 8/3/06                               VMIG1                  6,000(N)(U)(a)
                            400  Truckee Meadows Wtr. Au. Wtr. Rev.,
                                 Ser. 2001, (FSA Insured), 3.70%, due 8/1/06                 A-1+         400(U)(s)
                          7,440  Truckee Meadows Wtr. Au. Wtr. Rev.,
                                 Ser. 2005 R, (MBIA Insured), 3.68%, due
                                 8/3/06                                          VMIG1                  7,440(U)(f)
                                                                                                       31,870

             NEW HAMPSHIRE (3.4%)
                          5,000  New Hampshire Hlth. & Ed. Fac. Au.
                                 Rev. (Frisbie Mem. Hosp.), Ser. 2006,
                                 (LOC: Bank of America), 3.70%, due 8/3/06       VMIG1                  5,000(U)(B)
                          5,000  New Hampshire Hlth. & Ed. Fac. Au.
                                 Rev. (Seacoast Hospice), Ser. 2006, (LOC:
                                 Citizens Bank), 3.75%, due 8/3/06                                      5,000(U)
                          6,205  New Hampshire St. Bus. Fin. Au. Rev.
                                 (Foundation for Seacoast Hlth.), Ser. 1998
                                 A, (LOC: Bank of America), 3.67%, due 8/3/06                A-1+       6,205(U)(B)
                          4,000  New Hampshire St. Bus. Fin. Au. Rev. (The
                                 Taylor Home), Ser. 2005 A, (LOC: TD
                                 Banknorth N.A.), 3.67%, due 8/3/06              VMIG1                  4,000(U)(B)
                          3,400  New Hampshire St. Bus. Fin. Au. Rev. (Valley
                                 Reg. Hosp.), Ser. 2003, (LOC: Sovereign
                                 Bank), 3.67%, due 8/3/06                                    A-1+       3,400(U)(B)(c)
                          2,400  Strafford Co. G.O. TANS, 4.25%, due 12/28/06                           2,404
                                                                                                       26,009

              NEW JERSEY (0.4%)
                          2,100  Absecon G.O. BANS, Ser. 2006, 4.50%, due
                                 5/10/07                                                                2,110
                            700  New Jersey Hlth. Care Fac. Fin Au.
                                 Rev. (Atlantic Reg. Med. Ctr.), Ser. 2005 A-1,
                                 (LOC: Wachovia Bank & Trust Co.), 3.63%,
                                 due 8/3/06                                      VMIG1                    700(U)(B)
                                                                                                        2,810

              NEW YORK (6.4%)
                          2,000  Colonie G.O. BANS, Ser. 2006, 4.50%, due
                                 4/5/07                                                                 2,010
                          2,000  Hilton Central Sch. Dist. G.O. RANS, Ser.
                                 2006, 4.13%, due 6/19/07                                               2,007
                          2,000  Liberty Dev. Corp. Rev., Ser. 2006, (LOC:
                                 Citibank, N.A.), 3.68%, due 8/3/06              VMIG1                  2,000(U)
                            100  New Rochelle Muni. Hsg. Au. Multi-Family
                                 Hsg. Mtg. Rev. (Sound Shore Med.
                                 Ctr. Apts.), Ser. 2005
                                 A, (LOC: Fannie Mae), 3.60%, due 8/3/06                     A-1+         100(U)(B)
                          5,270  New York St. Dorm. Au. Rev., Ser. 2005 PT
                                 2668, (CIFG Insured), 3.67%, due 8/3/06                     A-1        5,270(U)(q)
                          2,790  New York St. Dorm. Au. Rev., Ser. 2005,
                                 (FGIC Insured), 3.68%, due 8/3/06               VMIG1                  2,790(U)(f)
                         19,600  New York St. G.O., Ser. 2006, (LOC: BNP
                                 Paribas), 3.67%, due 8/2/06                     VMIG1                 19,600(U)

             See Notes to Schedule of Investments                             5

                                                                                                           July 31, 2006 (Unaudited)

SCHEDULE OF INVESTMENTS Tax-Free Money Fund cont'd
--------------------------------------------------
            PRINCIPAL AMOUNT              SECURITY (@)                              RATING (@@)              VALUE(+)
            ($000's omitted)                                                     Moody's     S&P        ($000's omitted)
                            100  New York St. HFA Rev. (Tribeca Green Hsg.),
                                 Ser. 2003 A, (LOC: Landesbank Hessen-Thueringen
                                 Girozentrale), 3.58%, due
                                 8/2/06                                          VMIG1                    100(U)(B)
                          3,300  New York  St. Local Govt. Assist. Corp.
                                 Muni. Sec. Trust Receipts Rev., Ser. 1997
                                 SGA 59, (LOC: Societe Generale), 3.68%,
                                 due 8/1/06                                                  A-1+       3,300(U)
                          2,000  New York  St. Local Govt. Assist.
                                 Corp. Muni. Sec. Trust Receipts Rev., Ser.
                                 2006, (AMBAC Insured), 3.67%, due 8/3/06                    A-1+       2,000(U)(s)
                          9,400  Sales Tax Asset Receivable Corp., Ser. 2004
                                 A, (AMBAC Insured), 3.69%, due 8/3/06                       A-1+       9,400(U)(f)
                                                                                                       48,577

             OHIO (4.9%)
                          3,525  Cleveland-Cuyahoga
                                 Co. Port Au. Ed. Fac. Rev.
                                 (Laurel Sch. Proj.), Ser. 2004, (LOC: Key
                                 Bank), 3.71%, due 8/3/06                                               3,525(U)(B)
                          4,000  Franklin Co. Hlth. Care Fac. Rev. (Chelsea
                                 First Comm.), Ser. 2005, (LOC: Sovereign
                                 Bank), 3.66%, due 8/3/06                                    A-1+       4,000(U)(B)(aa)
                          4,000  Franklin Co. Hlth. Care Fac. Rev.
                                 (Ohio Presbyterian Ret. Svcs.
                                 Fund), Ser. 2006 A, (Radian Insured), 3.67%,
                                 due 8/3/06                                                  A-1        4,000(U)(B)(w)
                          1,250  Greater Cleveland Reg. Trans. Au.
                                 Rev., Ser. 2006, 3.85%, due 9/27/06                                    1,250
                          1,250  Groveport BANS, Ser. 2006, 4.25%, due
                                 1/17/07                                                                1,254
                          3,000  Ironton City Sch. Dist. G.O. BANS,
                                 Ser. 2006, 4.75%, due 1/25/07                                          3,011
                          6,500  Ohio St. Higher Ed. Fac. Comm.
                                 Rev. (Kenyon College), Ser. 1998, (LOC:
                                 Bank One Illinois N.A.), 3.68%, due 8/2/06      VMIG1       A-1        6,500(U)(B)
                         10,000  Ohio St. Wtr. Dev. Au. Poll. Fac. Rev.
                                 (First Energy Proj.), Ser. 2005 B, (LOC:
                                 Barclays Bank PLC), 3.66%, due 8/2/06           VMIG1       A-1+      10,000(U)(B)
                          3,000  Richland Co. BANS (Correctional Facs.), Ser.
                                 2006, 4.25%, due 2/27/07                                               3,014
                                                                                                       36,554

              OKLAHOMA (0.3%)
                          2,000  Tulsa Co. Ind. Au. Cap. Imp. Rev.,
                                 Ser. 2003 A, (LOC: Bank of
                                 America), 3.70%, due
                                 11/15/06 Putable 9/20/06                                    A-1+       2,000(U)

              OREGON (2.1%)
                          1,600  Clackamas Co. Hosp. Fac. Au. Rev. Sr. Living
                                 Fac. (Mary's Woods), Ser. 2005, (LOC:
                                 Sovereign Bank), 3.66%, due 8/3/06                          A-1+       1,600(U)(B)(aa)
                         14,260  Oregon St. Homeowner Rev., Ser.
                                 2006, (LOC: Lloyd's Bank), 3.69%, due 8/3/06    VMIG1                 14,260(U)
                                                                                                       15,860

              PENNSYLVANIA (5.9%)
                          1,260  Allegheny Co. Ind. Dev. Au. Hlth.
                                 & Hsg. Fac. Rev. (Longwood), Ser. 2001 B,
                                 (Radian Insured), 3.68%, due 8/1/06                         A-1+       1,260(U)(B)(y)
                          1,150  Chester Co. Ind. Dev. Au. Ind.
                                 Dev. Rev. (The Woods Proj.), Ser. 1987,
                                 (LOC: PNC Bank), 3.68%, due 8/3/06                          A-1        1,150(U)(B)
                          9,995  Delaware Valley Reg. Fin. Au. Local
                                 Gov't. Rev., Ser. 2003, (LOC: Merrill
                                 Lynch Capital Markets), 3.67%, due 8/3/06                   A-1        9,995(U)
                          7,500  Manheim Township Sch. Dist., Ser. 2004,
                                 (FSA Insured), 3.66%, due 8/3/06                VMIG1                  7,500(U)(x)
                          2,300  Montgomery Co. Ind. Dev. Au. Rev.
                                 (Acts Retirement Life Comm.), Ser. 2002,
                                 (Radian Insured), 3.70%, due 8/1/06                         A-1        2,300(U)(B)(o)

             See Notes to Schedule of Investments                             6

                                                                                                           July 31, 2006 (Unaudited)

SCHEDULE OF INVESTMENTS Tax-Free Money Fund cont'd
--------------------------------------------------
            PRINCIPAL AMOUNT              SECURITY (@)                              RATING (@@)              VALUE(+)
            ($000's omitted)                                                     Moody's     S&P        ($000's omitted)
                          4,330  Moon StateInd. Dev. Au. Comm. Fac.
                                 Rev. (YMCA of Greater  Pittsburgh Proj.),
                                 Ser. 2005, (LOC: PNC Bank), 3.68%,
                                 due 8/3/06                                      VMIG1                  4,330(U)(B)
                          5,500  Muni. Sec. Trust Cert., Ser. 2001 A, (FGIC
                                 Insured), 3.67%, due 8/2/06                                 A-1         5,500(N)(U)(v)
                          3,955  Neshaminy Sch. Dist. G.O. TRANS, Ser. 2006,
                                 4.75%, due 6/29/07                                                      3,985
                          2,100  Sayre Hlth. Care Fac. Au. Rev. (VHA of PA
                                 Cap. Fin. Proj.), Ser. 1985 A, (AMBAC
                                 Insured), 3.67%, due 8/2/06                                 A-1+        2,100(U)
                          3,100  Sayre Hlth. Care Fac. Au. Rev. (VHR of PA
                                 Cap. Fin. Prog.), Ser. 1985 B, (AMBAC
                                 Insured), 3.67%, due 8/2/06                                 A-1+        3,100(U)(c)
                          3,220  Washington Co. Hosp. Au. Rev.
                                 ( Washington Hosp. Proj.), Ser.
                                 2001, (LOC: PNC Bank), 3.90%, due 7/1/07        VMIG1                   3,221(U)(B)
                                                                                                        44,441

             SOUTH CAROLINA (6.1%)
                          2,640  Charleston Ed. Excellence Fin. Corp. Rev.,
                                 Ser. 2006, (LOC: Citibank, N.A.), 3.68%, due
                                 8/3/06                                                                 2,640(U)
                          4,500   Columbia Parking Fac. Rev., Ser.
                                 2006 1299, (CIFG Insured), 3.68%, due 8/3/06    VMIG1                  4,500(U)(r)
                         13,535  Greenville Co. Sch. Dist. Installment
                                 Purchase Ref. Rev., Ser. 2004-982, (LOC:
                                 Morgan Stanley), 3.68%, due 8/3/06                          A-1       13,535(U)
                          4,500  Greenville Co. Sch. Dist. Installment
                                 Purchase Rev., Ser. 2006, (LOC: Landesbank
                                 Hessen-Thueringen Girozentrale), 3.71%, due
                                 8/3/06                                                      A-1        4,500(U)
                         20,745  South Carolina St. Pub. Svc. Au. Rev., Ser.
                                 2006 158-B, (AMBAC Insured), 3.67%, due
                                 8/3/06                                          VMIG1                 20,745(U)(d)
                                                                                                       45,920

              SOUTH DAKOTA (0.5%)
                          3,600  Watertown StateInd. Dev. Ref. Rev.
                                 (Supervalu, Inc. Proj.), Ser. 1994, (LOC:
                                 Wachovia Bank & Trust Co.), 3.76%, due
                                 8/2/06                                                                 3,600(U)(B)

              TENNESSEE (0.8%)
                          2,200  Blount Co. Pub. Bldg. Au., Ser. 2001 A-1B,
                                 (AMBAC Insured), 3.67%, due 8/1/06              VMIG1                  2,200(U)(u)
                          1,495  Blount Co. Pub. Bldg. Au., Ser. 2001 A-1F,
                                 (AMBAC Insured), 3.67%, due 8/1/06              VMIG1                  1,495(U)(u)
                          2,150  Shelby Co. G.O., Ser. 1999 A, (LOC: Morgan
                                 Stanley), 3.68%, due 8/2/06                     VMIG1       A-1+       2,150(U)
                                                                                                        5,845

              TEXAS (6.6%)
                          8,300  Amarillo Independent Sch. Dist.
                                 G.O. (ABN AMRO Munitops Cert. Trust), Ser.
                                 2005, (LOC: ABN AMRO Bank NV), 3.69%, due
                                 8/3/06                                          VMIG1                  8,300(U)
                         10,100  Arlington Spec. Oblig. Tax. Rev.
                                 (Dallas Cowboys), Ser. 2005 B,
                                 (MBIA Insured), 3.68%, due 8/3/06               VMIG1       A-1+      10,100(U)(i)
                          5,700  Frisco Independent Sch. Dist., Ser. 2006 A,
                                 (LOC: Societe Generale), 3.68%, due 8/3/06                  A-1+       5,700(U)
                            490  Gulf Coast Waste Disp. Au. Rev.
                                 (Armco, Inc. Proj.), Ser. 1998,
                                 (LOC: PNC Bank), 3.68%, due 8/3/06                                       490(U)(B)
                          8,795  Houston Wtr. & Swr. Sys. Rev., Ser.
                                 2000-427, (FSA Insured), 3.68%, due 8/3/06                             8,795(U)(r)
                          7,780  Keller Ind. Sch. Dist. G.O.
                                 (ABN Amro Munitops Cert. Trust), Ser.
                                 2006-30, (LOC: ABN AMRO Bank NV), 3.69%, due
                                 8/3/06                                          VMIG1                  7,780(N)(U)
                          4,200  San Antonio Wtr. Rev., Ser. 2006,
                                 (MBIA Insured), 3.68%, due 8/3/06               VMIG1                  4,200(U)(g)


             See Notes to Schedule of Investments                             7

                                                                                                           July 31, 2006 (Unaudited)

SCHEDULE OF INVESTMENTS Tax-Free Money Fund cont'd
--------------------------------------------------
            PRINCIPAL AMOUNT              SECURITY (@)                              RATING (@@)              VALUE(+)
            ($000's omitted)                                                     Moody's     S&P        ($000's omitted)
                          4,100  Tarrant Co. Hsg. Fin. Corp. Multi-Family
                                 Ref. Rev. (Sierra Springs Apts. Proj.), Ser.
                                 1999, (LOC: Fannie Mae), 3.67%, due 8/2/06                  A-1+       4,100(U)(B)
                                                                                                       49,465

             UTAH (0.4%)
                            400  Murray City Hosp. Rev. (IHC Hlth. Svc.,
                                 Inc.), Ser. 2005 A, (LOC: JP Morgan Chase),
                                 3.68%, due 8/1/06                               VMIG1       A-1+         400(U)
                          2,900  West Valley Ind. Dev. Rev. (Johnson
                                 Matthey, Inc. Proj.), Ser. 1987,
                                 (LOC: HSBC Bank N.A.), 3.70%, due 8/1/06                               2,900(U)(B)
                                                                                                        3,300

             VERMONT (1.7%)
                          8,080  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev.
                                 (Northeastern Hosp.), Ser. 2004 A, (LOC:
                                 TD Banknorth N.A.), 3.69%, due 8/1/06           VMIG1                  8,080(U)(B)
                          4,700  Winooski Spec. Oblig. Ref. BANS, Ser. 2006
                                 A, (LOC: TD Banknorth N.A.), 3.71%, due
                                 8/1/06                                          VMIG1                  4,700(U)
                                                                                                       12,780

            WASHINGTON (7.0%)
                          8,280  Central Puget Sound Reg. Trans. Au.
                                 Sales & Use Tax Rev., Ser. 2005, (AMBAC
                                 Insured), 3.68%, due 8/3/06                                            8,280(U)(q)
                         10,395  King Co. Sch. Dist. No. 411 (Issaquah) G.O.,
                                 Ser. 2006, (FSA Insured), 3.67%, due 8/3/06     VMIG1                 10,395(U)(d)
                         10,360  Port of Seattle Rev.
                                 (Spears), Ser. 2005 DB-168, (MBIA Insured),
                                 3.67%, due 8/3/06                                                     10,360(U)(j)
                          8,035  Univ. of Washington Rev., Floats
                                 PT 2837, (FSA Insured), 3.68%, due 8/2/06                   A-1        8,035(U)(q)
                          9,000  Washington St. Hsg. Fin. Commission
                                 Non-Profit Rev. (Bush Sch. Proj.), Ser.
                                 2006, (LOC: Bank of America), 3.67%, due
                                 8/3/06                                          VMIG1                  9,000(U)(B)
                          2,400  Washington St. Hsg. Fin. Commission
                                 Non-Profit Rev. (Panorama
                                 Proj.), Ser. 1997, (LOC: Key
                                 Bank), 3.70%, due 8/1/06                        VMIG1                  2,400(U)(B)
                          3,995  Washington St. Hsg. Fin. Commission
                                 Non-Profit Rev. (Rockwood Retirement Comm.),
                                 Ser. 2002, (LOC: Wells Fargo & Co.), 3.76%,
                                 due 8/1/06                                      VMIG1                  3,995(U)(B)
                                                                                                       52,465

            WISCONSIN (3.1%)
                          3,315  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                                 (Blood Ctr.), Ser. 1994 A, (LOC: Marshall &
                                 Illsley), 3.68%, due 8/2/06                                 A-1        3,315(U)(B)
                          8,500  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                                 (Marshfield), Ser. 2006 B, (LOC:
                                 Marshall & Ilsley), 3.67%, due 8/3/06                       A-1        8,500(U)(B)
                          4,900  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                                 (Nat'l. Regency New Berlin), Ser.
                                 2005, (LOC: Marshall & Ilsley), 3.73%, due
                                 8/1/06                                                      A-1        4,900(U)
                          7,000  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                                 (Oakwood Village), Ser. 2005,
                                 (LOC: Marshall & Ilsley), 3.66%, due 8/3/06     VMIG1                  7,000(U)(B)
                                                                                                       23,715

                                 TOTAL INVESTMENTS (99.9%)                                            751,409

                                 Cash, receivables and other assets, less liabilities (0.1%)              566

                                 TOTAL NET ASSETS (100.0%)                                           $751,975



See Notes to Schedule of Investments                             8

                                                       JULY 31, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

(@) Municipal securities held by the funds are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the fund's investment manager to be of comparable quality. Approximately 91% and 90% of the municipal securities held by National Municipal Money Fund and Tax-Free Money Fund, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

(@@) Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the fund's investment manager.

(B)    Security is guaranteed by the corporate or non-profit obligor.

(N)    Restricted  security  subject to  restrictions  on resale  under  federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At July 31, 2006, these securities amounted to $3,895,000 or 2.9% of net assets for National Municipal Money Fund and $27,280,000 or 3.6% of net assets for Tax-Free Money Fund.

(U) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2006.

(0) All or a portion of this security was purchased on a when-issued basis. At July 31, 2006, these securities amounted to $1,008,000 for National Municipal Money Fund.

(00) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(a) Security is subject to a guarantee provided by ABN AMRO Bank NV, backing 100% of the total principal.

(b) Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

(c) Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

(d) Security is subject to a guarantee provided by BNP Paribas, backing 100% of the total principal.

(e) Security is subject to a guarantee provided by Branch Banking & Trust Co., backing 100% of the total principal.

(f) Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

(g) Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

(h) Security is subject to a guarantee provided by Comerica Bank, backing 100% of the total principal.

(i) Security is subject to a guarantee provided by Depfa Bank, backing 100% of the total principal.

(j) Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

(k) Security is subject to a guarantee provided by Dexia Credit Local de France, backing 100% of the total principal.

(l) Security is subject to a guarantee provided by Goldman Sachs, backing 100% of the total principal.

(m) Security is subject to a guarantee provided by Harris Trust & Savings, backing 100% of the total principal.

(n) Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

(o) Security is subject to a guarantee provided by LaSalle National Bank, backing 100% of the total principal.

(p) Security is subject to a guarantee provided by Lloyd's Bank, backing 100% of the total principal.

(q) Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

(r) Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

(s) Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

(t) Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

(u) Security is subject to a guarantee provided by KBC Bank N.V., backing 50% of the total principal, and Landesbank Baden-Wurttmberg, backing 50% of the total principal.

(v) Security is subject to a guarantee provided by Bear Stearns, backing 100% of the total principal.

(w) Security is subject to a guarantee provided by National City Bank, backing 100% of the total principal.

(x) Security is subject to a guarantee provided by RBC Centura Bank, backing 100% of the total principal.

(y) Security is subject to a guarantee provided by Fleet National Bank, backing 100% of the total principal.

(z) Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.

(aa) Security is subject to a guarantee provided by KBC Bank N.V., backing 100% of the total principal.









For information on the funds' significant accounting policies, please refer to the funds' most recent semi-annual financial statements.

                                                                                    NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Strategic Income Fund
---------------------------------------------

NUMBER OF SHARES                           MARKET VALUE(+)        NUMBER OF SHARES                        MARKET VALUE(+)
                                          ($000'S OMITTED)                                               ($000'S OMITTED)

COMMON STOCKS (23.0%)

APARTMENTS (3.1%)                                                HOUSEHOLD & PERSONAL PRODUCTS (0.3%)
   2,400 Archstone-Smith Trust                       126            1,000 Kimberly-Clark                               61
   1,200 Avalonbay Communities                       140
   1,100 Camden Property Trust                        84         INDUSTRIAL (1.3%)
   2,700 Equity Residential                          126            1,400 First Industrial Realty Trust                57
     400 Essex Property Trust                         47            1,500 Praxair, Inc.                                82 (++)
   1,800 Home Properties                             100            2,500 ProLogis                                    138
   1,800 United Dominion Realty Trust                 50                                                         --------
                                                --------                                                              277
                                                     673         INSURANCE (0.6%)
                                                                    1,000 American International Group                 61
COMMUNITY CENTERS (0.4%)                                            2,500 Arthur J. Gallagher                          68
   1,300 Regency Centers                              83                                                         --------
                                                                                                                      129
CONSUMER DISCRETIONARY (0.2%)
   4,000 ServiceMaster Co.                            41         LODGING (1.1%)
                                                                    5,912 Host Marriott                               125
DIVERSIFIED (1.6%)                                                  1,900 LaSalle Hotel Properties                     79
   2,800 Colonial Properties Trust                   134            1,300 Strategic Hotel Capital                      26
   1,500 Duke Realty                                  56                                                         --------
   1,100 iStar Financial                              44                                                              230
   1,000 Vornado Realty Trust                        104
                                                --------         OFFICE (3.0%)
                                                     338              700 Alexandria Real Estate
ENERGY (1.0%)                                                              Equities                                    66
   5,000 Cathedral Energy Services                                  2,000 Brookfield Asset Management
          Income Trust                                53                   Class A                                     83
   2,000 CCS Income Trust                             66            1,200 Brookfield Properties                        40
   1,059 Enbridge Energy Management                   49 (*)        3,100 Equity Office Properties Trust              118
     604 Horizon North Logistics                       2 (*)          700 Highwoods Properties                         26
   2,100 Mullen Group Income Fund                     50            1,800 Mack-Cali Realty                             87
                                                --------            3,000 Maguire Properties                          112
                                                     220            1,000 SL Green Realty                             114
                                                                                                                 --------
                                                                                                                      646
FINANCE (1.4%)
   3,500 Apollo Investment                            68
   2,000 Bank of America                             103 (++)    OFFICE - INDUSTRIAL (0.3%)
   3,000 Tortoise Energy Capital                      69            1,500 Reckson Associates Realty                    67
   2,400 Tortoise Energy Infrastructure               73
                                                --------         OIL & GAS (0.6%)
                                                     313            1,000 Exxon Mobil                                  68 (++)
                                                                    1,700 Sasol Limited ADR                            62 (++)
FINANCIAL SERVICES (0.4%)                                                                                        --------
   3,500 Aeroplan Income Fund                         40                                                              130
   1,000 American Express                             52 (++)
                                                --------         OIL SERVICES (0.6%)
                                                      92            4,000 Canadian Oil Sands Trust                    132

FOOD & BEVERAGE (0.2%)                                           PHARMACEUTICAL (0.3%)
   1,000 Anheuser-Busch                               48 (++)       1,000 Johnson & Johnson                            63

HEALTH CARE (0.6%)                                               REGIONAL MALLS (1.5%)
   3,000 OMEGA Healthcare Investors                   40              900 CBL & Associates Properties                  35
   2,700 Ventas, Inc.                                 97            2,200 General Growth Properties                   100
                                                --------              600 Macerich Co.                                 44
                                                     137            1,200 Simon Property Group                        103

See Notes to Schedule of Investments

                                                                                    NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------

NUMBER OF SHARES                           MARKET VALUE(+)        NUMBER OF SHARES                        MARKET VALUE(+)
                                          ($000'S OMITTED)                                               ($000'S OMITTED)

     900 Taubman Centers                              37               50 Invitrogen Corp., Senior
                                                --------                  Unsecured Notes 3.25%, due
                                                     319                  6/15/25                                      46 (^)
                                                                       60 Level 3 Communications, Inc.,
SELF STORAGE (0.5%)                                                       Subordinated Notes, 6.00%, due
   1,200 Public Storage                               96                  03/15/10, Moody's Rating Ca,
                                                                          S&P Rating CCC-                              51
SOFTWARE (0.3%)                                                        60 St. Jude Medical Inc.,
   2,500 Microsoft Corp.                              60                  Debentures, 2.80%, due
                                                                          12/15/35, S&P Rating BBB+                    59
SPECIALTY (0.2%)                                                       75 Thermo Electron Corp.,
   4,200 Spirit Finance                               47                  Subordinated Debentures,
                                                                          3.25%, due 11/01/07, Moody's
TECHNOLOGY (0.6%)                                                         Rating Baa3, S&P Rating BBB                  75
   1,500 First Data                                   61 (++)          75 US Bancorp, Senior Debentures,
   1,000 IBM                                          78                  3.51%, due 8/21/06, Moody's
                                                --------                  Rating Aa2, S&P Rating AA-                   75 (u)
                                                     139                                                         --------
                                                                 TOTAL CONVERTIBLE BONDS
TELECOMMUNICATIONS (0.5%)                                        (COST $384)                                          381
   3,000 Iowa Telecommunications                                                                                 --------
          Service                                     59
   3,000 Sprint Nextel                                59
                                                --------
                                                     118

UTILITIES (2.4%)
   1,000 Ameren Corp.                                 51
   1,500 California Water Service Group               55
   1,000 Dominion Resources                           78 (++)
   2,500 Duke Energy                                  76 (++)
   1,500 FPL Group                                    65 (++)
   1,000 National Fuel Gas                            37
   1,000 National Grid ADR                            57
   1,500 PNM Resources                                40
   1,800 Southern Co.                                 61
                                                --------
                                                     520

TOTAL COMMON STOCKS
(COST $4,275)                                      4,979
                                                --------


CONVERTIBLE PREFERRED STOCKS (0.8%)

   1,000 New York Community Capital
          Trust V                                     47
   1,500 Newell Financial Trust I                     69
   1,200 Sovereign Capital Trust IV                   55
                                                --------
TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $171)                                          171
                                                --------


PRINCIPAL AMOUNT

($000'S OMITTED)
CONVERTIBLE BONDS (1.7%)
      75 Edwards Lifescience Corp.
          Debentures 3.88%, due 5/15/33               75 (^)

                                                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Strategic Income Fund
---------------------------------------------

PRINCIPAL AMOUNT                                                          RATING                   VALUE(+)
($000's omitted)                                                        Moody's S&P        ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL
FAITH AND CREDIT OF THE U.S. GOVERNMENT (2.8%)
         59 U.S. Treasury Notes, 3.63%, due 6/30/07                     TSY     TSY                      58 (00)
        310 U.S. Treasury Notes, 4.13%, due 5/15/15                     TSY     TSY                     292
        220 U.S. Treasury Notes, 6.75%, due 8/15/26                     TSY     TSY                     263
                                                                                                -----------
            TOTAL U.S. TREASURY SECURITIES-BACKED BY THE
            FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT
            (COST $622)                                                                                 613
                                                                                                -----------

U.S. GOVERNMENT AGENCY SECURITIES (4.8%)
        275 Fannie Mae, Notes, 5.28%, due 2/27/09                       AGY     AGY                     274 (00)
        200 Federal Home Loan Bank, Bonds, 3.63%, due 6/20/07           AGY     AGY                     197
        600 Federal Home Loan Bank, Bonds, 2.75%, due 3/14/08           AGY     AGY                     576 (00)
                                                                                                -----------
            TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $1,064)                                     1,047
                                                                                                -----------
MORTGAGE-BACKED SECURITIES (12.8%)

FANNIE MAE
         47 Pass-Through Certificates, 4.50%, due 8/1/18 & 10/1/18      AGY     AGY                      45
      1,889 Pass-Through Certificates, 5.00%, due 11/1/17 - 11/1/35     AGY     AGY                   1,793
        160 Pass-Through Certificates, 5.50%, due 9/1/16 - 7/1/33       AGY     AGY                     158
        116 Pass-Through Certificates, 6.00%, due 3/1/18 - 9/1/33       AGY     AGY                     117
         86 Pass-Through Certificates, 6.50%, due 11/1/13 - 9/1/32      AGY     AGY                      87
         30 Pass-Through Certificates, 7.00%, due 7/1/17 & 7/1/29       AGY     AGY                      31
          5 Pass-Through Certificates, 7.50%, due 12/1/32               AGY     AGY                       5

FREDDIE MAC
         21 Pass-Through Certificates, 4.50%, due 8/1/18                AGY     AGY                      20
         69 Pass-Through Certificates, 5.00%, due 5/1/18 & 8/1/33       AGY     AGY                      65
        140 Pass-Through Certificates, 5.50%, due 9/1/17 - 8/1/33       AGY     AGY                     137
         99 Pass-Through Certificates, 6.00%, due 4/1/17 - 12/1/33      AGY     AGY                      99
         52 Pass-Through Certificates, 6.50%, due 3/1/16 - 1/1/32       AGY     AGY                      53
          7 Pass-Through Certificates, 7.00%, due 6/1/32                AGY     AGY                       7

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        148 Pass-Through Certificates, 4.50%, due 5/15/34 & 6/15/34     AGY     AGY                     138
         10 Pass-Through Certificates, 6.50%, due 7/15/32               AGY     AGY                      10
          8 Pass-Through Certificates, 7.00%, due 8/15/32               AGY     AGY                       8
          3 Pass-Through Certificates, 7.50%, due 7/15/32               AGY     AGY                       3
                                                                                                -----------
            TOTAL MORTGAGE-BACKED SECURITIES (COST $2,819)                                            2,776

CORPORATE DEBT SECURITIES (32.2%)
         50 AES Corp., Senior Secured Notes, 8.75%, due 5/15/13         Ba3     BB-                      53 (n)
        100 Alcoa, Inc., Notes, 4.25%, due 8/15/07                      A2      A-                       98 (00)
         30 AMC Entertainment, Inc., Guaranteed Notes, Ser. B,
            8.63%, due 8/15/12                                          B2      B-                       30
         10 AMC Entertainment, Inc., Guaranteed Notes, 11.00%,
            due 2/1/16                                                  B3      CCC+                     11
         60 American Real Estate Partners, L.P., Senior Notes,
            8.13%, due 6/1/12                                           Ba2     BB                       61
         60 AmeriGas Partners, L.P., Senior Unsecured Notes,
            7.25%, due 5/20/15                                          B1                               58
         15 AMF Bowling Worldwide, Inc., Senior Subordinated Notes,
            10.00%, due 3/1/10                                          Caa1    CCC+                     15
         10 Amscan Holdings, Inc., Senior Subordinated Notes,
            8.75%, due 5/1/14                                           Caa1    CCC+                      9
         85 Arch Western Finance Corp., Senior Notes, 6.75%, due
            7/1/13                                                      Ba3     BB-                      81
         75 Associates Corp. NA, Senior Notes, 6.25%, due 11/1/08       Aa1     AA-                      76

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                          RATING                   VALUE(+)
($000's omitted)                                                        Moody's S&P        ($000's omitted)
         10 Autonation, Inc., Guaranteed Floating Rate Notes,
            7.51%, due 10/15/06                                         Ba2     BB+                      10 (n)(u)
         25 Autonation, Inc., Guaranteed Notes, 7.00%, due 4/15/14      Ba2     BB+                      25 (n)
         40 AXA, Subordinated Notes, 8.60%, due 12/15/30                A3      BBB+                     49
         40 Ball Corp., Guaranteed Notes, 6.88%, due 12/15/12           Ba2     BB                       40
         40 Bank of America Corp., Subordinated Notes, 6.80%, due
            3/15/28                                                     Aa3     A+                       43
         20 Bank One Corp., Subordinated Notes, 7.88%, due 8/1/10       A1      A                        22
         35 Blockbuster Inc., Senior Subordinated Notes, 9.00%, due
            9/1/12                                                      Caa3    CCC                      33
         40 Bowater, Inc., Debentures, 9.00%, due 8/1/09                B1      B+                       41
         25 Cardtronics, Inc., Senior Subordinated Notes, 9.25%, due
            8/15/13                                                     Caa1    B-                       25 (n)
         25 CCH I LLC, Secured Notes, 11.00%, due 10/1/15               Caa3    CCC-                     22
         40 CDRV Investors Inc., Senior Discount Notes, 9.63%, due
            1/1/15                                                      Caa2    B-                       28
         10 Centennial Cellular Operating Co. LLC, Guaranteed Notes,
            10.13%, due 6/15/13                                         B3      CCC                      11
         70 Chemtura Corp., Guaranteed Notes, 6.88%, due 6/1/16         Ba1     BB+                      68
         40 Chesapeake Energy Corp., Guaranteed Notes, 7.63%, due
            7/15/13                                                     Ba2     BB                       41
         55 Chesapeake Energy Corp., Senior Notes, 7.50%, due 9/15/13   Ba2     BB                       55
         30 Chukchansi Economic Development Authority, Senior Notes,
            8.00%, due 11/15/13                                         B2      BB-                      30 (n)
         75 Cisco Systems, Inc., Senior Unsecured Notes, 5.50%, due
            2/22/16                                                     A1      A+                       73
         85 Citigroup, Inc., Senior Notes, 4.13%, due 2/22/10           Aa1     AA-                      81
         65 CMP Susquehanna Corp., Senior Subordinated Notes, 9.88%,
            due 5/15/14                                                 B3      CCC                      60 (n)
         55 CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10           B1      B+                       56
         45 Coca-Cola Enterprises, Inc., Debentures, 6.95%, due
            11/15/26                                                    A2      A                        49
         55 ConocoPhillips Corp., Notes, 8.75%, due 5/25/10             A1      A-                       61
         35 Crown Americas LLC, Senior Notes, Ser. B, 7.75%, due
            11/15/15                                                    B1      B                        35 (n)
         30 CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due
            7/15/09                                                     B2      B+                       31
         85 DaimlerChrysler N.A. Holdings Corp., Guaranteed Notes,
            6.50%, due 11/15/13                                         A3      BBB                      86
         40 DaimlerChrysler N.A. Holdings Corp., Guaranteed Notes,
            8.50%, due 1/18/31                                          A3      BBB                      46 (00)
         25 Dean Foods Co., Senior Notes, 6.63%, due 5/15/09            Ba2     BB-                      25
         50 Dex Media West LLC, Senior Subordinated Notes, Ser. B,
            9.88%, due 8/15/13                                          B2      B                        54
         95 Dex Media, Inc., Notes, 8.00%, due 11/15/13                 B3      B                        95
        100 Diageo Capital PLC, Notes, 3.50%, due 11/19/07              A3      A-                       97 (00)
         40 DirecTV Holdings LLC, Senior Notes, 8.38%, due 3/15/13      Ba2     BB-                      42
         60 Dobson Cellular Systems, Secured Notes, 8.38%, due
            11/1/11                                                     B1      B                        62
         20 Dollarama Group L.P., Senior Subordinated Notes, 8.88%,
            due 8/15/12                                                 B3      B-                       20 (n)
        100 Dominion Resources, Inc., Notes, 4.13%, due 2/15/08         Baa2    BBB                      98
        100 Dow Chemical, Notes, 5.00%, due 11/15/07                    A3      A-                       99
         30 Dycom Industries, Inc., Notes, 8.13%, due 10/15/15          Ba3     B+                       30
         35 EchoStar DBS Corp., Senior Notes, 5.75%, due 10/1/08        Ba3     BB-                      34 (00)
         30 EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14    Ba3     BB-                      29
         20 EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16     Ba3     BB-                      20 (n)
         10 Education Management LLC, Senior Subordinated Notes,
            10.25%, due 6/1/16                                          Caa1    CCC+                     10 (n)

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                          RATING                   VALUE(+)
($000's omitted)                                                        Moody's S&P        ($000's omitted)
         60 El Paso Natural Gas Co., Senior Notes, Ser. A, 7.63%,
            due 8/1/10                                                  Ba2     B+                       61
         35 Elan Financial PLC, Guaranteed Floating Rate Notes,
            9.17%, due 8/15/06                                          B3      B                        35 (u)
         30 Equistar Chemicals, L.P., Senior Notes, 10.63%, due
            5/1/11                                                      B1      BB-                      32
         45 Ferrellgas, L.P., Senior Notes, 6.75%, due 5/1/14           Ba3     B+                       43
         50 Flextronics Intl., Ltd., Senior Subordinated Notes,
            6.50%, due 5/15/13                                          Ba2     BB-                      49
         80 Ford Motor Credit Co., Senior Notes, 4.95%, due 1/15/08     Ba3     B+                       76
         10 Ford Motor Credit Co., Notes, 7.38%, due 10/28/09           Ba3     B+                       10
         50 Ford Motor Credit Co., Senior Unsecured Notes, 9.75%,
            due 9/15/10                                                 Ba3     B+                       50 (n)
         70 Ford Motor Credit Co., Bonds, 7.38%, due 2/1/11             Ba3     B+                       64
         50 Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08          Ba3     B+                       51
         30 Freescale Semiconductor Inc., Senior Notes, 6.88%, due
            7/15/11                                                     Ba1     BBB-                     31
         20 Freescale Semiconductor Inc., Senior Notes, 7.13%, due
            7/15/14                                                     Ba1     BBB-                     20
         45 General Electric Capital Corp., Medium-Term Notes,
            Ser. A, 6.00%, due 6/15/12                                  Aaa     AAA                      46
        120 General Motors Acceptance Corp., Notes, 6.88%, due
            9/15/11                                                     Ba1     BB                      116
         15 General Motors Acceptance Corp., Notes, 7.00%, due
            2/1/12                                                      Ba1     BB                       15
         30 General Motors Corp., Debenture, 8.25%, due 7/15/23         Caa1    B-                       25
        115 Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08        Aa3     A+                      113 (00)
         45 Goodyear Tire & Rubber Co., Senior Notes, 9.00%, due
            7/1/15                                                      B3      B-                       43
         25 Grant Prideco, Inc., Senior Unsecured Notes, Ser. B,
            6.13%, due 8/15/15                                          Ba1     BB                       24
         25 Graphic Packaging Intl., Senior Subordinated Notes,
            9.50%, due 8/15/13                                          B3      B-                       25
         10 GSC Holdings Corp., Guaranteed Notes, 8.00%, due 10/1/12    Ba3     B+                       10
          5 HCA Inc., Senior Notes, 7.88%, due 2/1/11                   Ba2     BB+                       5
         75 Home Depot, Inc., Senior Unsecured Notes, 5.40%, due
            3/1/16                                                      Aa3     AA                       73
         25 Host Marriott L.P., Senior Notes, Ser. M, 7.00%, due
            8/15/12                                                     Ba2     BB                       25
         75 Houghton Mifflin Co., Senior Notes, 8.25%, due 2/1/11       B3      CCC+                     76
        100 HSBC Finance Corp., Notes, 4.63%, due 1/15/08               Aa3     AA-                      99
         30 IMC Global, Inc., Guaranteed Notes, Ser. B, 10.88%, due
            6/1/08                                                      Ba3     BB                       32
        100 Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes,
            8.63%, due 1/15/15                                          B2      B+                       99
         35 International Bank for Reconstruction & Development,
            Notes, 3.63%, due 5/21/13                                   Aaa     AAA                      32
         60 Ion Media Networks Inc., Secured Notes, 11.76% due
            10/16/06                                                    B3      CCC-                     61 (u)(n)
          0 Ion Media Networks Inc., Preferred Bonds, 14.25%, due
            11/15/06                                                    Caa2    CC                       26
         10 Iron Mountain, Inc., Guaranteed Senior Notes, 8.63%, due
            4/1/13                                                      B3      B                        10
        125 J.P. Morgan Chase & Co., Senior Notes, 3.63%, due 5/1/08    Aa3     A+                      121 (00)
         10 Jean Coutu Group PJC, Inc., Senior Subordinated Notes,
            8.50%, due 8/1/14                                           Caa2    B-                        9
         30 Kerr-McGee Corp., Secured Notes, 6.88%, due 9/15/11         Ba2     BB+                      31
         45 Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%,
            due 2/1/15                                                  B3      B-                       41 (n)
         75 L-3 Communications Corp., Guaranteed Senior Subordinated
            Notes, 7.63%, due 6/15/12                                   Ba3     BB+                      76
         10 L-3 Communications Corp., Senior Subordinated Notes,
            5.88%, due 1/15/15                                          Ba3     BB+                       9

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                          RATING                   VALUE(+)
($000's omitted)                                                        Moody's S&P        ($000's omitted)
         20 Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13      Ba3     B                        20
         25 Language Line Inc., Senior Subordinated Notes, 11.13%,
            due 6/15/12                                                 Caa1    CCC+                     25
         10 Le-Natures Inc., Senior Subordinated Notes, 9.00%, due
            6/15/13                                                     B3      CCC+                     11 (n)
         25 Levi Strauss & Co., Senior Notes, 9.75%, due 1/15/15        B3      B-                       26
         40 LIN Television Corp., Senior Subordinated Notes, 6.50%,
            due 5/15/13                                                 B1      B-                       36
         30 Majestic Star Casino LLC, Guaranteed Notes, 9.50%, due
            10/15/10                                                    B2      BB-                      31
         30 Massey Energy Co., Senior Notes, 6.63%, due 11/15/10        B1      BB-                      30
         40 Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13    B2      BB-                      37
         10 Mediacom Broadband LLC, Senior Notes, 8.50%, due 10/15/15   B2      B                        10
         25 Mediacom Capital Corp., Senior Notes, 9.50%, due 1/15/13    B2      B                        25
        120 Merrill Lynch & Co., Notes, 5.00%, due 1/15/15              Aa3     A+                      114 (00)
         40 Methanex Corp., Senior Notes, 8.75%, due 8/15/12            Ba1     BBB-                     43
         50 MGM Mirage, Inc., Guaranteed Notes, 6.00%, due 10/1/09      Ba2     BB                       49
         65 Mirant Americas Generation, Inc, Senior Unsecured Notes,
            8.30%, due 5/1/11                                           B3      B-                       63
         85 Mohegan Tribal Gaming, Senior Subordinated Notes, 6.38%,
            due 7/15/09                                                 Ba3     B+                       83
          5 Mohegan Tribal Gaming, Senior Subordinated Notes, 8.00%,
            due 4/1/12                                                  Ba3     B+                        5
         60 Monitronics International, Inc., Senior Subordinated
            Notes, 11.75%, due 9/1/10                                   B3      B-                       59
         35 Movie Gallery, Inc., Senior Unsecured Notes, 11.00%, due
            5/1/12                                                      Caa3    CCC-                     27
         15 Mueller Holdings, Inc., Discount Notes, 14.75%, due
            4/15/14                                                     Caa1    B                        13
         25 Multiplan, Inc., Senior Subordinated Notes, 10.38%, due
            4/15/16                                                     Caa1    B-                       25 (n)
          5 Mylan Laboratories, Inc., Senior Guaranteed Notes, 6.38%,
            due 8/15/15                                                 Ba1     BBB-                      5
         15 National Mentor Holdings Inc., Senior Subordinated Notes,
            11.25%, due 7/1/14                                          Caa1    CCC+                     15 (n)
         45 New Cingular Wireless Services, Inc., Senior Notes, 8.75%,
            due 3/1/31                                                  Baa1    A                        56 (00)
         65 Newfield Exploration Co., Senior Notes, 7.63%, due 3/1/11   Ba2     BB+                      67
         40 Newfield Exploration Co., Senior Subordinated Notes,
            6.63%, due 4/15/16                                          Ba3     BB-                      38
         40 Nextel Communications, Inc., Senior Notes, Ser. E, 6.88%,
            due 10/31/13                                                Baa2    A-                       41
         25 Norfolk Southern Corp., Senior Notes, 6.00%, due 4/30/08    Baa1    BBB+                     25
         40 Norfolk Southern Corp., Senior Notes, 7.80%, due 5/15/27    Baa1    BBB+                     48
         25 NPC International, Inc., Senior Subordinated Notes, 9.50%,
            due 5/1/14                                                  Caa1    B-                       24 (n)
         30 NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16       B1      B-                       29
         26 Owens-Brockway Glass Container, Inc., Senior Guaranteed
            Notes, 8.88%, due 2/15/09                                   B1      BB-                      27
         40 Owens-Brockway Glass Container, Inc., Secured Notes,
            8.75%, due 11/15/12                                         B1      BB-                      42
         35 Peabody Energy Corp., Guaranteed Senior Notes, Ser. B,
            6.88%, due 3/15/13                                          Ba2     BB-                      34
         20 Plains E&P Co., Senior Notes, 7.13%, due 6/15/14            Ba2     BB-                      20
         50 PNC Funding Corp., Guaranteed Notes, 5.75%, due 8/1/06      A2      A                        50
         30 Pokagon Gaming Authority, Senior Notes, 10.38%, due
            6/15/14                                                     B3      B                        31 (n)
         30 PQ Corp., Guaranteed Notes, 7.50%, due 2/15/13              B3      B-                       29

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                          RATING                   VALUE(+)
($000's omitted)                                                        Moody's S&P        ($000's omitted)
         10 Primedia, Inc., Floating Rate Senior Notes, 10.55%, due
            8/15/06                                                     B2      B                        10 (u)
         40 Primedia, Inc., Guaranteed Notes, 8.88%, due 5/15/11        B2      B                        38
         75 Province of Ontario, Senior Unsubordinated Notes, 5.50%,
            due 10/1/08                                                 Aa2     AA                       75
        105 Qwest Corp., Notes, 8.88%, due 3/15/12                      Ba3     BB                      113
         50 Rogers Cable, Inc., Secured Notes, 7.88%, due 5/1/12        Ba2     BB+                      52
         30 Rogers Wireless, Inc., Secured Notes, 7.25%, due 12/15/12   Ba2     BB                       30
         30 Royal Caribbean Cruises, Senior Notes, 8.00%, due 5/15/10   Ba1     BBB-                     32
         25 San Pasqual Casino, Notes, 8.00%, due 9/15/13               B2      B+                       25 (n)
         20 Select Medical Corp., Guaranteed Notes, 7.63%, due 2/1/15   B3      B-                       17
         30 Sensata Technologies BV, Senior Notes, 8.00%, due 5/1/14    B2      B-                       29 (n)
         63 Service Corp. International, Senior Notes, 7.70%, due
            4/15/09                                                     Ba3     BB                       64
         35 Shaw Communications, Inc., Senior Notes, 8.25%, due
            4/11/10                                                     Ba2     BB+                      36
         15 Spheris, Inc., Senior Subordinated Notes, 11.00%, due
            12/15/12                                                    Caa2    CCC                      14
         75 Sprint Capital Corp., Guaranteed Notes, 6.00%, due
            1/15/07                                                     Baa2    A-                       75
         10 Starwood Hotels & Resorts Worldwide, Guaranteed Notes,
            7.38%, due 5/1/07                                           Ba1     BB+                      10
         70 Station Casinos, Inc., Senior Notes, 6.00%, due 4/1/12      Ba3     BB-                      66
         50 Stena AB, Senior Notes, 7.00%, due 12/1/16                  Ba3     BB-                      47
         20 SunGard Data Systems, Inc., Senior Unsecured Notes,
            9.13%, due 8/15/13                                          B3      B-                       20
         20 Targa Resources, Inc., Guaranteed Notes, 8.50%, due
            11/1/13                                                     B2      B-                       20 (n)
         55 Target Corp., Senior Unsecured Notes, 7.50%, due 8/15/10    A2      A+                       59
         85 TECO Energy, Inc., Senior Notes, 7.50%, due 6/15/10         Ba2     BB                       88
         25 Texaco Capital, Inc., Debentures, 8.00%, due 8/1/32         Aa2     AA                       32
         25 TFM SA de C.V., Senior Notes, 9.38%, due 5/1/12             B3      B-                       27
         20 Transcontinental Gas Pipe Line Corp., Notes, 6.25%, due
            1/15/08                                                     Ba1     BB-                      20
         30 Transcontinental Gas Pipe Line Corp., Senior Notes,
            6.40%, due 4/15/16                                          Ba1     BB-                      29 (n)
         10 Triad Hospitals, Inc., Senior Subordinated Notes, 7.00%,
            due 11/15/13                                                B3      B+                       10
         35 TXU Corp., Senior Notes, Ser. O, 4.80%, due 11/15/09        Ba1     BB+                      34
         30 United Rentals N.A., Inc., Guaranteed Notes, 6.50%, due
            2/15/12                                                     B3      B+                       28
         55 US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12     B1      B-                       57
         70 Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10     Ba2     BB+                      70
         25 Verizon Global Funding Corp., Senior Notes, 5.85%, due
            9/15/35                                                     A3      A                        22
         25 Videotron Ltee, Guaranteed Notes, 6.88%, due 1/15/14        Ba3     B+                       24
        100 Wells Fargo Co., Subordinated Notes, 6.25%, due 4/15/08     Aa2     A+                      101
         45 Windstream Corp., Senior Notes, 8.13%, due 8/1/13           Ba3     BB-                      47 (n)
         40 Windstream Corp., Senior Notes, 8.63%, due 8/1/16           Ba3     BB-                      41 (n)
         60 WMG Holdings Corp., Senior Notes, Step-Up 0.00%/9.50%,
            0.00%, due 12/15/14                                         B3      B-                       43 (000)
         45 Xerox Corp., Senior Notes, 7.63%, due 6/15/13               Ba2     BB+                      45
         10 Young Broadcasting Inc., Senior Subordinated Notes,
            8.75%, due 1/15/14                                          Caa2    CCC-                      8
         15 Young Broadcasting, Inc., Guaranteed Notes, 10.00%, due
            3/1/11                                                      Caa2    CCC-                     14
                                                                                                -----------
            TOTAL CORPORATE DEBT SECURITIES (COST $7,118)                                             6,977
                                                                                                -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)
SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                          RATING                   VALUE(+)
($000's omitted)                                                        Moody's S&P        ($000's omitted)
FOREIGN GOVERNMENT SECURITIES(^^) (17.5%)
    EUR 129 Belgium Kingdom, Bonds, 3.00%, due 3/28/10                  Aa1     AA+                     161 (00)
     EUR 33 Bundesobligation, Bonds, 4.00%, due 2/16/07                 Aaa     AAA                      42 (00)
    CAD 186 Canadian Government, Bonds, 7.25%, due 6/1/07               Aaa     AAA                     168 (00)
    EUR 421 France Government, Bonds, 4.00%, due 10/25/13               Aaa     AAA                     544 (00)
 JPY 27,000 Inter-American Development Bank, 1.90%, due 7/8/09          Aaa     AAA                     241 (00)
 JPY 20,000 Japan Development Bank, Bonds, 1.05%, due 6/20/23           Aa1     AA-                     145 (00)
 JPY 20,000 Japan Fin. Corp. Municipal Ent., 1.35%, due 11/26/13        Aaa     AA-                     170 (00)
 JPY 16,000 KFW, Guaranteed Notes, 2.05%, due 2/16/26                   Aaa     AAA                     135 (00)
 JPY 17,000 Quebec Province, Bonds, 1.60%, due 5/9/13                           A+                      146 (00)
 JPY 23,000 Republic of Austria, Bonds, 3.75%, due 2/3/09               Aaa     AAA                     215 (00)
    EUR 445 Republic of Germany, Bonds, 5.50%, due 1/4/31               Aaa     AAA                     679 (00)
 JPY 19,000 Republic of Italy, Bonds, 1.80%, due 2/23/10                Aa2     AA-                     169 (00)
    EUR 450 Spain Government, Bonds, 5.00%, due 7/30/12                 Aaa     AAA                     612 (00)
 GBP 10 U K Government, 4.00%, due 9/7/16                               Aaa     AAA                      18 (00)
 GBP 90 U K Treasury, Bonds, 5.75%, due 12/7/09                         Aaa     AAA                     173 (00)
 GBP 94 U K Treasury, Bonds, 4.25%, due 3/7/36                          Aaa     AAA                     177 (00)
                                                                                                -----------
            TOTAL FOREIGN GOVERNMENT SECURITIES (COST $3,614)                                         3,795
                                                                                                -----------
REPURCHASE AGREEMENTS (3.0%)

        655 State Street Bank and Trust Co., Repurchase Agreement,
            4.97%, due 8/1/06, dated 7/31/06, Maturity Value $655,090
            Collateralized by $700,000 Freddie Mac, 3.88%, due 1/12/09
            (Collateral Value $678,026) (COST $655)                                                     655 (#)
                                                                                                -----------
NUMBER OF SHARES
SHORT-TERM INVESTMENTS (1.1%)
        234 Neuberger Berman Prime Money Fund Trust Class (COST $234)                                   234 (@)(#)
                                                                                                -----------
WARRANTS (0.0%)
          0 Horizon North Logistic (COST $0)                                                              - (*)
                                                                                                -----------

            TOTAL INVESTMENTS (99.7%) (COST $20,956)                                                 21,628 (##)

            Cash, receivables and other assets,
                less liabilities (0.3%)                                                                  57 (@@)
                                                                                                -----------
            TOTAL NET ASSETS (100.0%)                                                               $21,685
                                                                                                -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by Neuberger Berman Strategic Income Fund (the "Fund") are valued at the latest sale price where that price is readily available; equity securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other debt securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Fund values all other securities, including securities for which the necessary last sale, asked, and/or bid prices are not readily available, by methods the Board of Trustees of Neuberger Berman Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)   At cost, which approximates market value.

(##) At July 31, 2006, the cost of investments for U.S. federal income tax purposes was $21,081,000. Gross unrealized appreciation of investments was $952,000 and gross unrealized depreciation of investments was $405,000, resulting in net unrealized appreciation of $547,000, based on cost for U.S. federal income tax purposes.

(*)   Non-income producing security.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At
      July 31, 2006, these securities amounted to $737,000 or 3.4% of net assets for the Fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


(++) The following securities were held in escrow at July 31, 2006, to cover outstanding call options written:

                                            MARKET VALUE            PREMIUM        MARKET VALUE
    SHARES     SECURITIES AND OPTIONS      OF SECURITIES         ON OPTIONS          OF OPTIONS

    1,000     Anheuser-Busch
              March 2007 @ 55                $    48,000             $ 1,000         $    1,000
    1,000     American Express
              January 2007 @ 60                   52,000               2,000              1,000
    2,000     Bank of America
              August 2006 @ 50                   103,000               1,000              4,000
    1,000     Dominion Resources
              January 2007 @ 85                   78,000               1,000              1,000
    2,500     Duke Energy
              October 2006 @ 32.5                 76,000               1,000                  0
    1,000     Exxon Mobil
              October 2006 @ 70                   68,000               1,000              2,000
    1,500     First Data
              November 2006 @ 52.5                61,000               2,000                  0
    1,500     FPL Group
              December 2006 @ 45                  65,000               1,000              1,000
    1,500     Praxair, Inc.
              January 2007 @ 60                   82,000               2,000              7,000
    1,700     Sasol Limited ADR
              December 2006 @ 45                  62,000               2,000              3,000



(^^) Principal amount is stated in the currency in which the security is denominated.

      CAD = Canadian Dollar

      EUR = Euro Currency

      GBP = Great Britain Pound

      JPY = Japanese Yen

(^)   Not rated by a nationally recognized statistical rating organization.

(00) All or a portion of this security is segregated as collateral for forward foreign currency contracts and/or written options.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2006.

(000) Denotes a Step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(@@)  At July 31, 2006, open forward contracts for the Fund were as follows:

                                                                                                    NET UNREALIZED
                        CONTRACTS         IN EXCHANGE         SETTLEMENT                              APPRECIATION
SELL                   TO DELIVER                 FOR               DATE               VALUE         (DEPRECIATION)
Canadian Dollar       200,000 CAD          $  176,336            9/11/06         $   177,076        $         (740)
Euro Dollar         1,703,000 EUR           2,139,905            9/11/06           2,179,801               (39,896)
Japanese Yen      142,000,000 JPY           1,223,084            9/11/06           1,248,235               (25,151)
Pound Sterling        200,000 GBP             364,260            9/11/06             374,007                (9,747)


                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)


                                                                                                    NET UNREALIZED
                        CONTRACTS         IN EXCHANGE         SETTLEMENT                              APPRECIATION
BUY                    TO DELIVER                 FOR               DATE               VALUE         (DEPRECIATION)

Euro Dollar            42,000 EUR            $ 52,775            9/11/06            $ 53,759                 $ 984


























For information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds


By: /s/ Peter E. Sundman
    --------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 25, 2006


By: /s/ John M. McGovern
    --------------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 25, 2006